As filed with the Securities and Exchange Commission on September 29, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) 7/31/2016

Investments	Shares	Value ($000)

LONG POSITIONS - 91.6%

COMMON STOCKS - 38.0%

Aerospace & Defense - 0.0%(a)
American Science & Engineering, Inc.	2,400	89
HEICO Corp., Class A(b)	3,700	213
		302
Air Freight & Logistics - 0.1%
XPO Logistics Europe SADIR (France)*(b)	2,000	461

Airlines - 0.0%(a)
AMR Corp. Escrow*(c)	14,383	9
Virgin America, Inc.*(b)	5,650	316
		325
Auto Components - 0.0%(a)
Federal-Mogul Holdings Corp.*	4,400	39

Automobiles - 0.1%
Bayerische Motoren Werke AG (Germany)	4,571	394
Hyundai Motor Co. (South Korea)	2,187	257
		651
Banks - 0.6%
Bank of the Ozarks, Inc.	1,365	49
First Niagara Financial Group, Inc.(b)	35,200	358
JPMorgan Chase & Co.	33,700	2,156
PrivateBancorp, Inc.(b)	22,200	981
Societe Generale SA (France)(b)	16,890	577
Talmer Bancorp, Inc., Class A(b)	11,300	238
		4,359
Beverages - 1.4%
Anheuser-Busch InBev SA/NV (Belgium)	7,940	1,023
Anheuser-Busch InBev SA/NV, ADR (Belgium)	12,400	1,605
Asahi Group Holdings Ltd. (Japan)	67,700	2,320
Carlsberg A/S, Class B (Denmark)	8,117	806
Cott Corp. (Canada)(d)	14,750	220
Molson Coors Brewing Co., Class B(d)	2,690	275
SABMiller plc, ADR (United Kingdom)(d)	82,271	4,828
		11,077
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.*	12,948	1,665
Biogen, Inc.*(b)	5,840	1,693
BioMarin Pharmaceutical, Inc.*(d)	17,869	1,777
Celgene Corp.*(d)	14,770	1,657
Cepheid*	31,926	1,128
Incyte Corp.*	13,705	1,236
Ironwood Pharmaceuticals, Inc.*(b)	130,820	1,849
Medivation, Inc.*(b)(d)	12,084	773
Neurocrine Biosciences, Inc.*(b)(d)	48,920	2,457
Portola Pharmaceuticals, Inc.*(d)	11,710	304
QLT, Inc. (Canada)*(d)	383,858	526
Seattle Genetics, Inc.*	40,492	1,946
TESARO, Inc.*	13,238	1,234
		18,245
Capital Markets - 0.2%
American Capital Ltd.*(b)	10,500	173
GP Investments Acquisition Corp.*(d)	141,413	1,359
Intertrust NV (Netherlands)*(e)	1,209	28
NorthStar Asset Management Group, Inc.(d)	3,481	41
RCS Capital Corp., Class A*(c)(f)	183,806	—
		1,601
Chemicals - 2.0%
Air Products & Chemicals, Inc.(b)	24,820	3,709
Axiall Corp.(b)	25,550	834
Ferro Corp.*(d)	1,800	23
Monsanto Co.(b)(d)	24,685	2,636
PPG Industries, Inc.	21,550	2,256
Syngenta AG, ADR (Switzerland)(b)(d)	25,111	1,974
Valspar Corp. (The)(b)	20,200	2,151
WR Grace & Co.	26,100	1,954
		15,537
Commercial Services & Supplies - 0.7%
Tyco International plc	114,800	5,231

Communications Equipment - 0.1%
Polycom, Inc.*(d)	60,300	747

Construction Materials - 0.1%
HeidelbergCement AG (Germany)(b)	7,025	595

Containers & Packaging - 0.1%
Ball Corp.	9,021	637

Diversified Consumer Services - 0.0%(a)
Apollo Education Group, Inc.*(b)	41,300	371

Diversified Financial Services - 0.5%
Acasta Enterprises, Inc., Class A (Canada)*	89,582	665
Gores Holdings, Inc.*(d)	3,600	37
Pace Holdings Corp.*(d)	5,400	53
Pace Holdings Corp.*	304,400	3,090
		3,845
Diversified Telecommunication Services - 0.1%
Intelsat SA (Luxembourg)*	6,722	16
Koninklijke KPN NV (Netherlands)(b)	35,000	115
Telecom Italia SpA (Italy)*	460,311	393
		524
Electric Utilities - 1.1%
American Electric Power Co., Inc.	829	57
Avangrid, Inc.(b)	5,368	242
Edison International(b)	12,478	966
Empire District Electric Co. (The)	11,383	384
Exelon Corp.(b)	21,598	805
NextEra Energy, Inc.(b)	27,891	3,578
PG&E Corp.(b)	18,082	1,156
Pinnacle West Capital Corp.(b)	6,186	488
PNM Resources, Inc.(b)	9,360	322
Westar Energy, Inc.(b)	10,500	584
		8,582
Electronic Equipment, Instruments & Components - 0.6%
Axis Communications AB (Sweden)(b)	16,400	680
Electro Rent Corp.	1,900	29
FEI Co.(b)	16,300	1,735
Ingram Micro, Inc., Class A(b)	29,900	1,024
QLogic Corp.*(b)	21,700	337
Rofin-Sinar Technologies, Inc.*(b)	22,550	713
		4,518
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.(b)	36,950	1,767

Food & Staples Retailing - 0.6%
Magnit PJSC, GDR (Russia)(b)(g)	11,977	460
Rite Aid Corp.*(b)(d)	390,580	2,734
Wal-Mart de Mexico SAB de CV (Mexico)(b)	146,593	335
X5 Retail Group NV, GDR (Russia)*(b)(g)	32,173	701
		4,230
Food Products - 1.0%
GrainCorp. Ltd., Class A (Australia)(b)	18,000	116
Mead Johnson Nutrition Co.	14,752	1,316
Nomad Foods Ltd. (United Kingdom)*(d)	423,287	3,746
Pinnacle Foods, Inc.(d)	399	20
Warrnambool Cheese & Butter Factory Co. Holding Ltd. (Australia)*(b)	13,750	67
WhiteWave Foods Co. (The)*(b)(d)	41,115	2,281
		7,546
Gas Utilities - 0.3%
Atmos Energy Corp.(b)	8,749	698
Piedmont Natural Gas Co., Inc.(b)	21,050	1,259
		1,957
Health Care Equipment & Supplies - 2.6%
ABIOMED, Inc.*	10,902	1,286
Alere, Inc.*(b)	54,926	2,060
Arthrocare Corp. Escrow*(c)(f)	46,000	16
Boston Scientific Corp.*	48,920	1,188
DENTSPLY SIRONA, Inc.(b)	37,875	2,425
Edwards Lifesciences Corp.*(b)	11,315	1,296
HeartWare International, Inc.*(b)	21,500	1,246
Hologic, Inc.*(b)	30,138	1,160
Integra LifeSciences Holdings Corp.*(b)	16,352	1,378
Masimo Corp.*	30,758	1,629
NuVasive, Inc.*	22,912	1,425
St. Jude Medical, Inc.(b)	39,000	3,239
Zeltiq Aesthetics, Inc.*(b)	35,820	1,216
		19,564
Health Care Providers & Services - 0.5%
Humana, Inc.(b)(d)	13,323	2,299
Molina Healthcare, Inc.*	23,318	1,324
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	95,677	227
Sinopharm Group Co. Ltd., Class H (China)	53,710	260
		4,110
Health Care Technology - 0.0%(a)
Imprivata, Inc.*	6,300	120

Hotels, Restaurants & Leisure - 0.5%
Belmond Ltd., Class A (United Kingdom)*(b)	3,000	34
Bloomin' Brands, Inc.	85,700	1,541
Diamond Resorts International, Inc.*(b)	19,300	583
Morgans Hotel Group Co.*	40,000	102
Starwood Hotels & Resorts Worldwide, Inc.(b)	23,800	1,858
		4,118
Household Durables - 0.5%
Lennar Corp., Class B(d)	25,500	957
Mohawk Industries, Inc.*(b)(d)	12,675	2,649
		3,606
Independent Power & Renewable Electricity Producers - 0.7%
8Point3 Energy Partners LP(b)	10,777	178
Calpine Corp.*(b)	30,260	416
Dynegy, Inc.*(b)	8,478	128
NextEra Energy Partners LP(b)	42,220	1,319
NRG Yield, Inc., Class A(b)	67,737	1,164
Pattern Energy Group, Inc.(b)	64,480	1,571
Talen Energy Corp.*(b)	21,400	291
		5,067
Industrial Conglomerates - 0.3%
Danaher Corp.	31,470	2,563

Insurance - 0.4%
AIA Group Ltd. (Hong Kong)	271,017	1,678
Aspen Insurance Holdings Ltd.(b)	2,000	92
Fidelity & Guaranty Life	1,500	33
National Interstate Corp.	28,200	915
Sampo OYJ, Class A (Finland)	9,190	381
Syncora Holdings Ltd.*(b)	17,829	25
WMIH Corp.*(d)	23,237	56
		3,180
Internet & Catalog Retail - 0.1%
Amazon.com, Inc.*(b)	385	292
Priceline Group, Inc. (The)*(b)	605	817
		1,109
Internet Software & Services - 2.3%
Alibaba Group Holding Ltd., ADR (China)*(b)	15,198	1,254
Alphabet, Inc., Class C*(d)	1,103	848
Baidu, Inc., ADR (China)*(b)	2,907	464
Cvent, Inc.*(b)	54,400	1,775
eBay, Inc.*(b)	16,319	508
Facebook, Inc., Class A*(b)	13,447	1,667
inContact, Inc.*(b)	94,100	1,308
LinkedIn Corp., Class A*(b)(d)	28,637	5,519
Mail.Ru Group Ltd., GDR (Russia)*(b)(g)	9,539	184
Marketo, Inc.*	30,600	1,076
MercadoLibre, Inc. (Argentina)(b)	3,600	551
Rocket Fuel, Inc.*(d)	300	1
Tencent Holdings Ltd. (China)(b)	35,781	860
Yahoo!, Inc.*(d)	43,647	1,667
Yandex NV, Class A (Russia)*(b)	10,442	226
		17,908
IT Services - 0.7%
Higher One Holdings, Inc.*(b)	68,900	353
PayPal Holdings, Inc.*(b)	16,319	608
Total System Services, Inc.(d)	41,230	2,099
Visa, Inc., Class A(d)	26,630	2,079
		5,139
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc.*(c)(f)	60,262	844
Gerresheimer AG (Germany)(b)	18,473	1,586
Pacific Biosciences of California, Inc.*(d)	33,825	289
QIAGEN NV (Netherlands)*	143,668	3,850
		6,569
Machinery - 0.9%
EnPro Industries, Inc.(b)	34,829	1,593
FANUC Corp. (Japan)	3,800	645
Ingersoll-Rand plc	38,010	2,519
Joy Global, Inc.(d)	2,500	69
Mueller Water Products, Inc., Class A	176,816	2,097
		6,923
Media - 3.2%
Altice NV, Class A (Netherlands)*	36,752	546
Carmike Cinemas, Inc.*(d)	11,300	348
CBS Corp., Class B	49,230	2,571
Charter Communications, Inc., Class A*(b)	10,300	2,419
Crown Media Holdings, Inc., Class A*(c)(f)	65,800	332
DISH Network Corp., Class A*(b)	32,952	1,760
DreamWorks Animation SKG, Inc., Class A*(b)	22,200	910
EW Scripps Co. (The), Class A*(b)	51,790	878
Gray Television, Inc.*(b)	120,939	1,197
Liberty Global plc, Series C (United Kingdom)*(b)	16,528	512
Liberty Global plc, Class A (United Kingdom)*(d)	3,294	105
Liberty Global plc LiLAC, Series C (United Kingdom)*(d)	2,496	87
Liberty Global plc LiLAC, Series A (United Kingdom)*(d)	609	21
Loral Space & Communications, Inc.*(b)(d)	67,009	2,354
Media General, Inc.*(b)(d)	104,440	1,837
Media Nusantara Citra Tbk. PT (Indonesia)	793,500	130
Naspers Ltd., Class N (South Africa)	5,235	822
Nexstar Broadcasting Group, Inc., Class A(b)	10,346	523
Sinclair Broadcast Group, Inc., Class A(b)	16,502	459
Sirius XM Canada Holdings, Inc. (Canada)	43,400	156
Stroeer SE & Co. KGaA (Germany)	50,381	2,395
Time Warner, Inc.(d)	21,765	1,668
Tribune Co. Litigation, Class 1C*(c)	300,000	1
Tribune Media Co., Class A(b)	49,066	1,818
Tronc, Inc.(d)	3,525	53
Wolters Kluwer NV (Netherlands)	19,479	819
		24,721
Metals & Mining - 0.1%
Constellium NV, Class A (Netherlands)*(b)	114,541	608
Electrum Special Acquisition Corp.*(d)	3,600	35
		643
Multiline Retail - 0.2%
Macy's, Inc.	44,600	1,598

Multi-Utilities - 1.0%
Black Hills Corp.	54,520	3,438
CMS Energy Corp.(b)	13,376	604
DTE Energy Co.(b)	11,413	1,113
NiSource, Inc.(b)	2,284	59
SCANA Corp.(b)	4,382	328
Sempra Energy(b)	17,455	1,953
		7,495
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC(b)	71,302	1,444
Cheniere Energy, Inc.*(d)	8,839	370
Enbridge, Inc. (Canada)(b)	21,537	886
Eni SpA (Italy)	35,385	541
Golar LNG Ltd.(b)	10,054	170
InterOil Corp. (Singapore)*	4,128	204
Kinder Morgan, Inc.(b)	57,061	1,160
Newfield Exploration Co.*(b)	38,190	1,654
Phillips 66(b)	7,692	585
SemGroup Corp., Class A(b)	9,723	282
Targa Resources Corp.	4,094	153
TransCanada Corp. (Canada)(b)	15,824	733
Williams Cos., Inc. (The)	15,101	362
		8,544
Personal Products - 0.2%
Edgewell Personal Care Co.*	12,300	1,041
Elizabeth Arden, Inc.*(b)	11,000	153
		1,194
Pharmaceuticals - 2.3%
Allergan plc*(d)	29,431	7,445
Aralez Pharmaceuticals, Inc. (Canada)*(d)	15,208	53
Dermira, Inc.*(b)	35,041	1,176
Meda AB, Class A (Sweden)(b)	140,619	2,623
Novartis AG (Switzerland)	11,600	961
Pfizer, Inc.(b)(d)	74,115	2,734
Relypsa, Inc.*	42,500	1,357
Sagent Pharmaceuticals, Inc.*(b)	11,400	247
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	5,281	283
Zoetis, Inc.(d)	13,688	691
		17,570
Professional Services - 0.1%
Randstad Holding NV (Netherlands)	10,081	434

Real Estate Investment Trusts (REITs) - 0.1%
New Senior Investment Group, Inc.(d)	70,717	848
Newcastle Investment Corp.(d)	10,696	51
NorthStar Realty Finance Corp.(d)	3,370	45
		944
Real Estate Management & Development - 0.0%(a)
Conwert Immobilien Invest SE (Austria)*(b)	2,000	33
Daiwa House Industry Co. Ltd. (Japan)	13,500	383
		416
Road & Rail - 0.3%
Norfolk Southern Corp.(d)	24,820	2,228

Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings plc, ADR (United Kingdom)(b)	48,200	3,199
Broadcom Ltd. (Singapore)	12,596	2,040
Disco Corp. (Japan)	4,100	427
Fairchild Semiconductor International, Inc.*(b)	82,000	1,619
KLA-Tencor Corp.(b)	29,800	2,256
Linear Technology Corp.	4,400	264
NXP Semiconductors NV (Netherlands)*(b)(d)	35,738	3,005
SunPower Corp.*(b)	39,467	575
		13,385
Software - 1.1%
Activision Blizzard, Inc.(d)	55,434	2,226
AVG Technologies NV (Netherlands)*(b)	61,700	1,526
Epiq Systems, Inc.	7,200	118
NetSuite, Inc.*	3,300	359
PTC, Inc.*	74,550	2,962
Qlik Technologies, Inc.*(b)	23,800	719
Xura, Inc.*(b)	22,100	549
		8,459
Specialty Retail - 0.6%
Cabela's, Inc.*(d)	5,174	267
CST Brands, Inc.(b)	11,000	492
GameStop Corp., Class A(b)	68,750	2,128
Hennes & Mauritz AB, Class B (Sweden)(b)	39,652	1,198
Office Depot, Inc.*(d)	116,762	404
Outerwall, Inc.	6,800	358
		4,847
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.(b)(d)	166,362	4,705
Lexmark International, Inc., Class A(b)	28,100	1,030
Samsung Electronics Co. Ltd., GDR (South Korea)(b)	1,146	787
		6,522
Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group Ltd.*(b)	28,900	1,157
Michael Kors Holdings Ltd. (United Kingdom)*(b)	14,210	735
PVH Corp.(b)	24,765	2,503
Steven Madden Ltd.*(b)	44,535	1,560
Tumi Holdings, Inc.*(b)	85,700	2,292
		8,247
Trading Companies & Distributors - 0.3%
Brenntag AG (Germany)	35,251	1,750
Nexeo Solutions, Inc.*	65,050	615
		2,365
Transportation Infrastructure - 0.7%
Macquarie Infrastructure Corp.(b)	65,911	5,052

Water Utilities - 0.3%
American Water Works Co., Inc.(b)	24,016	1,983

TOTAL COMMON STOCKS (Cost $284,696)		289,770

Investments	Principal Amount ($)	Value ($000)

LOAN ASSIGNMENTS - 7.9%(l)

Advertising - 0.6%
Affinion Group, Inc., 1st Lien Term Loan B
6.75%, 4/30/2018	3,199,544	3,032
Extreme Reach, Inc., 2nd Lien Term Loan
10.50%, 12/31/2025(c)	1,593,000	1,508
		4,540
Chemicals - 0.1%
Avantor Performance Materials, Inc., Term Loan
6.00%, 6/17/2022	705,000	703

Commercial Services & Supplies - 0.5%
Capstone Logistics Acquisition, Inc., Term Loan B
5.50%, 10/3/2021	1,235,265	1,206
iQor US, Inc., 2nd Lien Term Loan
9.75%, 2/18/2022(c)	293,667	206
Universal Services of America, Term Loan B
4.75%, 7/27/2022	1,277,580	1,249
Usagm Holdco LLC, (Aka Allieduniversal) Delayed Term Loan
7/28/2022(c)(h)	213,742	212
Usagm Holdco LLC, Incremental Term Loan
7/28/2022(c)(h)	1,077,258	1,069
		3,942
Construction & Engineering - 0.0%(a)
PrimeLine Utility Services, Term Loan B
11/14/2022(c)(h)	226,000	227

Diversified Financial Services - 0.5%
4L Technologies, Inc., Term Loan B
5.50%, 4/3/2020(c)	1,781,309	1,573
Environmental Resources Management, 1st Lien Term Loan
5.00%, 5/9/2021	2,881,000	2,622
		4,195
Diversified Telecommunication Services - 1.3%
ConvergeOne Holdings Corp., 1st Lien Term Loan
6.00%, 6/16/2020(c)	2,406,663	2,322
Fairpoint Communications, Inc., Term Loan B
7.50%, 2/14/2019	2,271,800	2,272
Global Telcom Link Corp., 2nd Lien Term Loan
9.00%, 5/21/2020	2,825,000	2,349
Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 6/30/2019	3,018,000	2,858
		9,801
Electric Utilities - 0.0%(a)
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan B
7/27/2023(h)	91,200	91
Texas Competitive Electric Holdings Co. LLC, Term Loan
7/27/2023(h)	20,800	21
		112
Energy Equipment & Services - 0.2%
CGG Holding US, Inc., 1st Lien Term Loan
6.50%, 5/15/2019	1,632,206	1,361

Food Products - 0.2%
Del Monte Corp., 2nd Lien Term Loan
8.25%, 7/26/2021	1,917,000	1,375

Health Care Equipment & Supplies - 0.1%
ABB Optical Group LLC, Term Loan B
6.00%, 6/14/2023	781,000	783

Health Care Providers & Services - 0.5%
21st Century Oncology, Inc., Term Loan
6.50%, 4/28/2022	2,549,532	2,393
Beacon Health Strategies LLC, Term Loan B
5.00%, 9/30/2021	1,363,738	1,331
		3,724
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Operating Co., Inc., Term Loan B
3/1/2017(i)	1,119,810	1,181
Caesars Entertainment Resort Properties LLC, 1st Lien Term Loan
7.00%, 10/9/2020	1,462,500	1,427
Harrah's Entertainment, Inc., Term Loan B5
1/28/2018(i)	1,835,830	1,869
		4,477
Household Products - 0.0%
Huish Detergent, Inc., 1st Lien Term Loan
5.50%, 3/23/2020	—(j)	–(j)

Insurance - 0.7%
Asurion LLC, 2nd Lien Term Loan
8.50%, 2/19/2021	2,707,000	2,680
Confie Seguros Holding II Co., 2nd Lien Term Loan
10.25%, 5/8/2019(c)	1,275,000	1,220
Cunningham Lindsey US, Inc., 1st Lien Term Loan
5.00%, 12/10/2019(c)	1,468,780	1,179
Cunningham Lindsey US, Inc., 2nd Lien Initial Term Loan
9.25%, 6/10/2020(c)	1,000,000	375
		5,454
Internet Software & Services - 0.3%
ProQuest LLC, Term Loan B
5.75%, 9/23/2021	1,737,496	1,714
Travelport Finance (Luxembourg) S.A.R.L, Term Loan B
5.75%, 9/2/2021	—(j)	–(j)
Vocus, Inc., Term Loan B
7.00%, 5/17/2023	515,000	491
		2,205
Media - 0.7%
Cirque du Soleil, Inc., 2nd Lien Term Loan
9.25%, 6/25/2023(c)	830,000	745
Endemol, 1st Lien Term Loan
6.75%, 8/6/2021	2,672,400	2,220
NEP/NCP Holdco, Inc., Incremental Term Loan
4.25%, 1/22/2020	1,668,894	1,656
NEP/NCP Holdco, Inc., Term Loan
10.00%, 7/22/2020	766,000	751
		5,372
Miscellaneous Manufacturing - 0.1%
Novolex Holdings, Inc., 1st Lien Term Loan
6.00%, 12/4/2021	733,110	738

Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc., Term Loan B2
5.50%, 5/26/2023	770,000	747

Personal Products - 0.0%(a)
Revlon Escrow Corp., Term Loan B
7/22/2023(h)	75,000	75

Professional Services - 0.3%
Duff & Phelps Corp., 2nd Lien Term Loan
9.50%, 8/14/2021(c)	2,009,250	1,989

Road & Rail - 0.1%
YRC Worldwide, Inc., 1st Lien Term Loan
8.00%, 2/12/2019	970,854	885

Semiconductors & Semiconductor Equipment - 0.4%
SunEdison, Inc., 1st Lien DIP Term Loan
11.50%, 4/26/2017(c)(h)	915,110	922
SunEdison, Inc., 2nd Lien DIP Roll Up Rights Term Loan
4/22/2017(h)(k)	3,662,393	1,538
SunEdison, Inc., 2nd Lien Term Loan A2
7/2/2018(c)(i)	1,852,000	806
		3,266
Technology Hardware, Storage & Peripherals - 0.6%
Eastman Kodak Co., Term Loan
7.25%, 7/31/2019	4,663,554	4,582

TOTAL LOAN ASSIGNMENTS (Cost $63,129)		60,553

CORPORATE BONDS - 7.7%

Banks - 1.8%
First National of Colorado Statutory Trust
5.20%, 9/15/2037(c)(f)(l)	5,000,000	2,675
First National of Nebraska Statutory Trust
6.42%, 3/15/2037(c)(f)(l)	7,500,000	4,012
Sterling Capital Corp.
5.12%, 10/1/2037(c)(f)(l)	14,000,000	7,350
		14,037
Capital Markets - 0.7%
Emigrant Capital Trust V
2.20%, 7/1/2037(c)(e)(f)(l)	10,000,000	5,200

Chemicals - 0.0%(a)
Momentive Performance Materials, Inc. Escrow
10.00%, 10/15/2020(c)(i)	613,000	–(j)

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC
9.75%, 5/15/2020(b)(e)	560,000	546

Diversified Financial Services - 0.4%
Altice Financing SA (Luxembourg)
7.50%, 5/15/2026(b)(e)	1,600,000	1,616
Corolla Trust
8/28/2039(c)(e)(l)	1,673,000	1,102
		2,718
Diversified Telecommunication Services - 0.5%
FairPoint Communications, Inc.
8.75%, 8/15/2019(b)(e)	1,115,000	1,112
Hughes Satellite Systems Corp.
6.63%, 8/1/2026(e)	1,282,000	1,272
5.25%, 8/1/2026(e)	1,282,000	1,279
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021(b)	1,750,000	403
		4,066
Energy Equipment & Services - 0.2%
Transocean, Inc.
9.00%, 7/15/2023(b)(e)	1,661,000	1,557

Food Products - 0.0%(a)
FAGE International SA (Luxembourg)
5.63%, 8/15/2026(e)	250,000	255

Gas Utilities - 0.4%
Niska Gas Storage Canada ULC (Canada)
6.50%, 4/1/2019(b)	2,860,000	2,785

Household Durables - 0.1%
PulteGroup, Inc.
5.00%, 1/15/2027	500,000	499

Household Products - 0.3%
Sun Products Corp. (The)
7.75%, 3/15/2021(b)(e)	2,397,000	2,493

Insurance - 0.5%
Ambac Assurance Corp.
5.10%, 6/7/2020(b)(e)	2,433,885	2,750
Syncora Holdings Ltd.
Series A, 6.88%, 9/30/2017(c)(l)(m)	827,000	248
TIG FINCO plc (United Kingdom)
8.75%, 4/2/2020(e)(g) GBP	766,000	771
		3,769
Machinery - 0.1%
Xerium Technologies, Inc.
9.50%, 8/15/2021(e)	500,000	498

Media - 0.6%
Cengage Learning, Inc.
9.50%, 6/15/2024(e)	640,000	670
Cenveo Corp.
6.00%, 8/1/2019(b)(e)	1,868,000	1,625
Neptune Finco Corp.
10.13%, 1/15/2023(b)(e)	1,000,000	1,146
6.63%, 10/15/2025(b)(e)	200,000	216
WideOpenWest Finance LLC
10.25%, 7/15/2019	758,000	789
		4,446
Metals & Mining - 0.7%
Wise Metals Group LLC
8.75%, 12/15/2018(b)(e)	5,659,000	5,376

Oil, Gas & Consumable Fuels - 0.2%
Global Partners LP
6.25%, 7/15/2022	592,000	506
Midstates Petroleum Co., Inc.
10.00%, 6/1/2020(b)(i)	1,848,000	1,063
		1,569
Personal Products - 0.1%
Revlon Escrow Corp.
6.25%, 8/1/2024(e)	699,000	708

Pharmaceuticals - 0.8%
Endo Finance LLC (Ireland)
6.00%, 2/1/2025(e)	1,965,000	1,695
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%, 4/15/2025(b)(e)	5,207,000	4,322
		6,017
Professional Services - 0.0%(a)
Corporate Risk Holdings LLC
9.50%, 7/1/2019(e)	448,000	422

Trading Companies & Distributors - 0.2%
United Rentals North America, Inc.
4.63%, 7/15/2023(b)	1,732,000	1,767

TOTAL CORPORATE BONDS (Cost $64,963)		58,728

ASSET-BACKED SECURITIES - 6.3%

Allegro CLO I Ltd.
Series 2013-1A, Class C, 4.21%, 1/30/2026(e)(l)	1,000,000	931
Allegro CLO II Ltd.
Series 2014-1A, Class C, 4.85%, 1/21/2027(e)(l)	1,400,000	1,362
AMMC CLO 16 Ltd.
Series 2015-16A, Class E, 6.27%, 4/14/2027(e)(l)	750,000	647
Ares XXVIII CLO Ltd.
Series 2013-3A, Class D, 4.18%, 10/17/2024(e)(l)	1,100,000	1,073
Babson CLO Ltd.
Series 2013-IA, Class D, 4.20%, 4/20/2025(e)(l)	1,450,000	1,417
Series 2015-2A, Class E, 6.25%, 7/20/2027(e)(l)	550,000	487
Canyon Capital CLO Ltd.
Series 2012-1A, Class D, 4.98%, 1/15/2024(e)(l)	500,000	497
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class D, 4.13%, 4/17/2025(e)(l)	700,000	668
Series 2014-2A, Class D, 4.13%, 5/15/2025(e)(l)	1,400,000	1,328
Catamaran CLO Ltd.
Series 2013-1A, Class D, 4.48%, 1/27/2025(e)(l)	1,000,000	934
Series 2015-1A, Class E, 5.85%, 4/22/2027(e)(l)	800,000	656
Series 2015-1A, Class D, 4.35%, 4/22/2027(e)(l)	1,200,000	1,106
Cedar Funding III CLO Ltd.
Series 2014-3A, Class E, 5.54%, 5/20/2026(e)(l)	1,200,000	999
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class D, 4.17%, 1/16/2023(e)	2,000,000	2,018
Series 2016-AA, Class D, 4.22%, 2/15/2023(e)	1,000,000	1,012
Countrywide Asset-Backed Certificates Trust
Series 2005-7, Class AF4, 4.87%, 10/25/2035(l)	297,058	304
DT Auto Owner Trust
Series 2015-1A, Class D, 4.26%, 2/15/2022(e)	1,500,000	1,505
Flagship Credit Auto Trust
Series 2015-2, Class C, 4.08%, 12/15/2021(e)	1,400,000	1,360
Gale Force 4 CLO Ltd.
Series 2007-4A, Class E, 7.04%, 8/20/2021(e)(l)	1,300,000	1,310
Golub Capital Partners CLO 10 Ltd.
Series 2011-10A, Class DR, 4.55%, 10/20/2021(e)(l)	750,000	709
Golub Capital Partners CLO 22B Ltd.
Series 2015-22A, Class C, 4.79%, 2/20/2027(e)(l)	900,000	874
Halcyon Loan Advisors Funding Ltd.
Series 2012-2A, Class E, 6.05%, 12/20/2024(e)(l)	300,000	230
Jamestown CLO VII Ltd.
Series 2015-7A, Class C, 4.46%, 7/25/2027(e)(l)	400,000	371
JP Morgan Mortgage Acquisition Trust
Series 2007-CH1, Class AF6, 5.08%, 11/25/2036(n)	399,221	400
Kingsland VI Ltd.
Series 2013-6A, Class D, 4.39%, 10/28/2024(e)(l)	3,000,000	2,791
KKR CLO Trust
Series 2012-1A, Class C, 5.15%, 12/15/2024(e)(l)	600,000	604
Nelder Grove CLO Ltd.
Series 2014-1A, Class D1, 5.19%, 8/28/2026(e)(l)	1,400,000	1,292
Ocean Trails CLO IV
Series 2013-4A, Class D, 4.63%, 8/13/2025(e)(l)	400,000	368
Ocean Trails CLO V
Series 2014-5A, Class E, 6.02%, 10/13/2026(e)(l)	400,000	341
Series 2014-5A, Class D, 4.63%, 10/13/2026(b)(e)(l)	2,050,000	1,949
Octagon Investment Partners X Ltd.
Series 2006-10A, Class D, 2.08%, 10/18/2020(e)(l)	500,000	485
Octagon Investment Partners XII Ltd.
Series 2012-1A, Class DR, 4.43%, 5/5/2023(e)(l)	2,000,000	2,003
Octagon Investment Partners XIV Ltd.
Series 2012-1A, Class C, 4.68%, 1/15/2024(e)(l)	400,000	401
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class E, 5.21%, 10/25/2025(e)(l)	600,000	512
Octagon Investment Partners XX Ltd.
Series 2014-1A, Class E, 5.88%, 8/12/2026(e)(l)	250,000	208
Octagon Investment Partners XXII Ltd.
Series 2014-1A, Class E1, 5.95%, 11/25/2025(e)(l)	600,000	520
OZLM Funding IV Ltd.
Series 2013-4A, Class C, 3.90%, 7/22/2025(e)(l)	1,200,000	1,158
OZLM Funding V Ltd.
Series 2013-5A, Class D, 5.43%, 1/17/2026(b)(e)(l)	1,650,000	1,504
OZLM XI Ltd.
Series 2015-11A, Class D, 6.16%, 1/30/2027(e)(l)	1,200,000	1,026
Sound Point CLO I Ltd.
Series 2012-1A, Class E, 6.70%, 10/20/2023(e)(l)	300,000	299
Sound Point CLO IX Ltd.
Series 2015-2A, Class D, 4.25%, 7/20/2027(e)(l)	1,600,000	1,486
Symphony CLO XI Ltd.
Series 2013-11A, Class D, 4.68%, 1/17/2025(e)(l)	1,700,000	1,696
Symphony CLO XII Ltd.
Series 2013-12A, Class D, 4.18%, 10/15/2025(e)(l)	750,000	721
Symphony CLO XVI Ltd.
Series 2015-16A, Class D, 4.33%, 7/15/2028(e)(l)	1,300,000	1,221
Venture X CLO Ltd.
Series 2012-10A, Class D, 4.90%, 7/20/2022(e)(l)	500,000	476
Venture XIV CLO Ltd.
Series 2013-14A, Class D, 4.42%, 8/28/2025(e)(l)	2,400,000	2,302
Venture XIX CLO Ltd.
Series 2014-19A, Class D, 4.68%, 1/15/2027(e)(l)	2,500,000	2,385
Voya CLO Ltd.
Series 2013-2A, Class D, 5.71%, 4/25/2025(e)(l)	450,000	410

TOTAL ASSET-BACKED SECURITIES (Cost $49,168)		48,356

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%

ACRE Commercial Mortgage Trust
Series 2014-FL2, Class D, 3.86%, 8/15/2031(e)(l)	1,500,000	1,455
BAMLL Commercial Mortgage Securities Trust
Series 2016-ASMZ, Class MZA, 9.69%, 12/15/2017(c)(e)(l)	5,000,000	5,009
Series 2013-DSNY, Class F, 4.18%, 9/15/2026(b)(e)(l)	4,600,000	4,560
Series 2014-ICTS, Class E, 3.63%, 6/15/2028(b)(e)(l)	3,450,000	3,287
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class EPB, 5.68%, 12/15/2027(e)(l)	1,364,755	1,316
Series 2014-BXCH, Class EPA, 4.93%, 12/15/2027(e)(l)	1,900,000	1,883
Series 2014-BXCH, Class DPB, 4.53%, 12/15/2027(e)(l)	1,910,657	1,891
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E, 4.83%, 7/15/2027(e)(l)	550,000	543
COMM Mortgage Trust
Series 2014-PAT, Class E, 3.63%, 8/13/2027(b)(e)(l)	4,800,000	4,725
Series 2007-C9, Class G, 5.81%, 12/10/2049(e)(l)	1,200,000	1,175
CSMC Trust
Series 2015-DEAL, Class E, 4.48%, 4/15/2029(e)(l)	2,600,000	2,481
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-BXH, Class E, 4.23%, 4/15/2027(e)(l)	1,400,000	1,331
Series 2014-INN, Class E, 4.08%, 6/15/2029(e)(l)	4,150,000	4,015
Series 2014-CBM, Class E, 4.33%, 10/15/2029(e)(l)	1,700,000	1,628
Series 2014-FL5, Class D, 3.98%, 7/15/2031(e)(l)	1,150,000	1,103
Series 2015-CSMO, Class D, 3.78%, 1/15/2032(e)(l)	4,000,000	3,996
Lone Star Portfolio Trust
Series 2015-LSP, Class E, 6.04%, 9/15/2028(e)(l)	1,109,189	1,108
NorthStar
Series 2013-1A, Class B, 5.49%, 8/25/2029(e)(l)	323,567	324
PFP Ltd.
Series 2015-2, Class D, 4.44%, 7/14/2034(e)(l)	1,800,000	1,776
Series 2015-2, Class E, 5.04%, 7/14/2034(e)(l)	1,900,000	1,873
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class WTS2, 3.73%, 2/15/2027(e)(l)	1,700,000	1,657

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $48,087)		47,136

Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - 3.2%

Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Partners LP(b)	50,633	1,287
Boardwalk Pipeline Partners LP	102,974	1,721
Buckeye Partners LP(b)	8,313	599
Cheniere Energy Partners LP(b)	30,038	837
Columbia Pipeline Partners LP(b)	15,620	234
Delek Logistics Partners LP(b)	29,395	762
Dominion Midstream Partners LP(b)	14,811	390
Energy Transfer Equity LP(b)	26,438	439
Energy Transfer Partners LP(b)	35,109	1,387
Enterprise Products Partners LP(b)	61,135	1,741
EQT GP Holdings LP(b)	29,667	749
EQT Midstream Partners LP	13,154	1,050
Magellan Midstream Partners LP(b)	5,380	392
MPLX LP	12,360	401
NuStar GP Holdings LLC(b)	39,976	943
Phillips 66 Partners LP(b)	12,284	657
Plains All American Pipeline LP	1,280	36
Rice Midstream Partners LP(b)	16,387	310
Shell Midstream Partners LP(b)	48,411	1,574
Spectra Energy Partners LP(b)	13,428	654
Sunoco Logistics Partners LP(b)	46,821	1,352
Sunoco LP(b)	50,254	1,558
Tallgrass Energy Partners LP	143	7
Tesoro Logistics LP(b)	13,945	680
Valero Energy Partners LP(b)	39,290	1,674
Western Gas Equity Partners LP	19,799	740
Western Gas Partners LP	2,123	108
Western Refining Logistics LP(b)(d)	76,434	1,896
Williams Partners LP(d)	7,096	265

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $23,980)		24,443

Investments	Principal Amount($)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%

Alternative Loan Trust
Series 2005-J2, Class 1A5, 0.99%, 4/25/2035(l)	1,943,475	1,548
Series 2005-21CB, Class A17, 6.00%, 6/25/2035(b)	1,393,426	1,343
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A2, 2.96%, 7/25/2037(l)	411,602	393
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	2,337,191	2,369
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA1, Class B, 9.29%, 3/25/2028(c)(l)	4,000,000	3,599
MASTR Alternative Loan Trust
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	83,364	85
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	141,388	147
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	738,567	731
Wells Fargo Mortgage Backed Securities Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/2037(b)	613,488	602

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,553)		10,817

CONVERTIBLE BONDS - 0.8%

Automobiles - 0.4%
Tesla Motors, Inc.
1.50%, 6/1/2018(b)	1,521,000	2,812

Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc.
4.00%, 7/15/2020	1,568,000	937

Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc.
3.13%, 5/15/2024(b)	3,003,000	1,203

Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
5.00%, 7/2/2018(e)(i)	2,809,000	1,096

TOTAL CONVERTIBLE BONDS (Cost $7,125)		6,048

U.S. TREASURY OBLIGATION - 0.1%

U.S. Treasury Bond
3.00%, 11/15/2045 (Cost $862)(d)	819,000	964

CONVERTIBLE PREFERRED STOCK - 0.1%

Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp.
Series B, 6.50% (Cost $556)(b)(m)	23,752	495

Investments	No. of Rights	Value ($000)

RIGHTS - 0.1%

Biotechnology - 0.0%(a)
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.)*(c)(f)	70,000	42
Chelsea Therapeutics, Inc. (H Lundbeck A/S)*(c)(f)	3,500	–(j)
Durata Therapeutics, Inc. (Actavis plc)*(c)(f)	40,000	–(j)
Dyax Corp.*(c)	40,350	51
Prosensa Holding NV (Netherlands)*(c)(f)	20,000	–(j)
Trius Therapeutics, Inc. (Cubist Pharmaceuticals, Inc.)*(c)(f)	24,000	3
		96
Food & Staples Retailing - 0.0%(a)
Safeway, Inc. (Casa Ley)*(c)	112,000	28
Safeway, Inc. (Property Development Centers)*(c)	112,000	2
		30
Health Care Providers & Services - 0.0%(a)
Community Health Systems, Inc., expiring 12/31/2049*	19,082	–(j)

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (AstraZeneca plc)*(c)(f)	100	–(j)

Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (AT&T, Inc.)*(c)	60,000	189

TOTAL RIGHTS (Cost $0)		315

Investments	No. of Warrants	Value ($000)

WARRANTS - 0.0%(a)

Capital Markets - 0.0%(a)
GP Investments Acquisition Corp., expiring 5/26/2022*(d)	3,600	2

Diversified Financial Services - 0.0%(a)
Acasta Enterprises, Inc., expiring 9/8/2020 (Canada)*	219,049	45
Gores Holdings, Inc., expiring 10/16/2020*(d)	3,600	3
Pace Holdings Corp., expiring 10/29/2020*(d)	5,400	2
		50
Insurance - 0.0%
TIG Holdings, Inc., expiring 12/31/2016 (United Kingdom)*(c)(f)	73	–(j)

Metals & Mining - 0.0%(a)
Electrum Special Acquisition Corp., expiring 6/11/2021*(d)	3,600	1

TOTAL WARRANTS (Cost $132)		53

Investments	No. of Contracts	Value ($000)

OPTIONS PURCHASED - 0.0%(a)

Call Option - 0.0%(a)
LinkedIn Corp.
8/19/2016 @ 200.00	15	1

Put Option - 0.0%(a)
iShares Russell 2000 Fund
9/30/2016 @ 107.00	178	10
S&P 500 Index
8/19/2016 @ 2,100.00	47	21
SPDR S&P500 Fund Trust
9/30/2016 @ 194.00	110	8
		39
TOTAL OPTIONS PURCHASED (Cost $164)		40

Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 19.8%

INVESTMENT COMPANIES - 19.8%
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.20%(b)(o)	114,744,388	114,744
Western Asset Institutional U.S. Treasury Reserves, 0.20%(b)(o)(p)	35,907,967	35,908

TOTAL INVESTMENT COMPANIES (Cost $150,652)		150,652

TOTAL LONG POSITIONS (Cost $705,067) (s)		698,370

SHORT POSITIONS - (22.1)%(q)

COMMON STOCKS - (15.1)%

Aerospace & Defense - (0.3)%
Boeing Co. (The)	(3,042)	(407)
HEICO Corp.	(2,813)	(196)
Honeywell International, Inc.	(6,810)	(792)
Spirit AeroSystems Holdings, Inc., Class A*	(18,200)	(789)
		(2,184)
Air Freight & Logistics - (0.2)%
Hub Group, Inc., Class A*	(5,600)	(229)
Royal Mail plc (United Kingdom)	(204,750)	(1,381)
		(1,610)
Airlines - (0.1)%
Deutsche Lufthansa AG (Germany)	(79,045)	(939)

Auto Components - (0.1)%
Autoliv, Inc. (Sweden)	(4,700)	(497)

Automobiles - (0.4)%
Tesla Motors, Inc.*	(12,234)	(2,872)

Banks - (0.4)%
Canadian Imperial Bank of Commerce (Canada)	(8,119)	(617)
Canadian Western Bank (Canada)	(41,550)	(803)
Chemical Financial Corp.	(5,339)	(221)
KeyCorp	(23,936)	(280)
National Bank of Canada (Canada)	(24,600)	(842)
		(2,763)
Beverages - (0.1)%
Brown-Forman Corp., Class B	(10,595)	(1,040)

Biotechnology - (0.2)%
Amgen, Inc.	(6,420)	(1,104)
Gilead Sciences, Inc.	(4,627)	(368)
		(1,472)
Building Products - 0.0%(a)
AO Smith Corp.	(4,274)	(397)

Capital Markets - (0.1)%
Ares Capital Corp.	(5,072)	(77)
Eaton Vance Corp.	(7,113)	(269)
Franklin Resources, Inc.	(7,646)	(277)
		(623)
Chemicals - (0.5)%
Dow Chemical Co. (The)	(21,000)	(1,127)
LyondellBasell Industries NV, Class A	(14,540)	(1,094)
Praxair, Inc.	(10,610)	(1,237)
Umicore SA (Belgium)	(6,744)	(390)
		(3,848)
Commercial Services & Supplies - (0.2)%
Quad/Graphics, Inc.	(65,001)	(1,648)

Communications Equipment - (0.1)%
Motorola Solutions, Inc.	(7,800)	(541)

Containers & Packaging - (0.1)%
International Paper Co.	(12,300)	(564)

Diversified Telecommunication Services - (0.1)%
Inmarsat plc (United Kingdom)	(94,524)	(978)

Electric Utilities - (0.6)%
Duke Energy Corp.	(5,307)	(454)
Eversource Energy	(7,186)	(420)
Great Plains Energy, Inc.	(51,500)	(1,534)
Southern Co. (The)	(33,123)	(1,772)
Xcel Energy, Inc.	(3,888)	(171)
		(4,351)
Electrical Equipment - (0.1)%
Sensata Technologies Holding NV*	(29,800)	(1,130)

Food & Staples Retailing - (0.2)%
CVS Health Corp.	(5,243)	(486)
ICA Gruppen AB (Sweden)	(8,352)	(279)
Walgreens Boots Alliance, Inc.	(7,712)	(611)
Wal-Mart Stores, Inc.	(5,148)	(376)
		(1,752)
Food Products - (0.2)%
Hormel Foods Corp.	(36,470)	(1,362)

Gas Utilities - (0.1)%
Piedmont Natural Gas Co., Inc.	(8,982)	(537)
Questar Corp.	(3,849)	(97)
		(634)
Health Care Equipment & Supplies - (1.0)%
Abbott Laboratories	(33,962)	(1,520)
ABIOMED, Inc.*	(6,690)	(789)
Baxter International, Inc.	(17,128)	(822)
Becton Dickinson and Co.	(3,267)	(575)
CR Bard, Inc.	(2,806)	(628)
DENTSPLY SIRONA, Inc.	(7,621)	(488)
IDEXX Laboratories, Inc.*	(6,499)	(610)
LivaNova plc (United Kingdom)*	(17,650)	(919)
Medtronic plc (Ireland)	(7,215)	(632)
Stryker Corp.	(5,451)	(634)
Varian Medical Systems, Inc.*	(2,509)	(238)
William Demant Holding A/S (Denmark)*	(8,884)	(181)
		(8,036)
Health Care Providers & Services - (1.0)%
Aetna, Inc.	(13,042)	(1,503)
AmerisourceBergen Corp.	(5,377)	(458)
Anthem, Inc.	(5,689)	(747)
Cardinal Health, Inc.	(6,036)	(505)
HCA Holdings, Inc.*	(10,166)	(784)
Henry Schein, Inc.*	(3,374)	(611)
Laboratory Corp. of America Holdings*	(2,956)	(412)
McKesson Corp.	(2,407)	(468)
MEDNAX, Inc.*	(6,844)	(472)
Quest Diagnostics, Inc.	(6,008)	(519)
UnitedHealth Group, Inc.	(4,487)	(642)
Universal Health Services, Inc., Class B	(6,252)	(810)
		(7,931)
Hotels, Restaurants & Leisure - (0.6)%
Darden Restaurants, Inc.	(24,050)	(1,481)
Marriott International, Inc., Class A	(23,022)	(1,651)
Restaurant Brands International, Inc. (Canada)	(11,700)	(523)
Wendy's Co. (The)	(128,800)	(1,244)
		(4,899)
Household Durables - (0.2)%
Lennar Corp., Class A	(20,400)	(955)
Whirlpool Corp.	(4,630)	(890)
		(1,845)
Household Products - (0.3)%
Church & Dwight Co., Inc.	(10,200)	(1,002)
Clorox Co. (The)	(7,490)	(982)
		(1,984)
Independent Power & Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class C	(18,735)	(336)
TerraForm Power, Inc., Class A*	(45,430)	(534)
		(870)
Industrial Conglomerates - (0.1)%
Danaher Corp.	(8,815)	(718)

Insurance - (0.6)%
Lincoln National Corp.	(6,182)	(270)
Primerica, Inc.	(57,689)	(2,972)
Principal Financial Group, Inc.	(5,980)	(279)
Unum Group	(32,568)	(1,088)
		(4,609)
Internet & Catalog Retail - (0.1)%
HSN, Inc.	(15,500)	(793)

Internet Software & Services - (0.2)%
Alibaba Group Holding Ltd., ADR (China)*	(15,407)	(1,271)

IT Services - (0.6)%
Accenture plc, Class A (Ireland)	(9,300)	(1,049)
Cognizant Technology Solutions Corp., Class A*	(23,130)	(1,330)
International Business Machines Corp.	(12,592)	(2,022)
iPayment Holdings, Inc.*(c)	(27,027)	(95)
		(4,496)
Life Sciences Tools & Services - (0.1)%
Thermo Fisher Scientific, Inc.	(3,208)	(510)

Machinery - (0.5)%
Cummins, Inc.	(8,570)	(1,052)
Energy Recovery, Inc.*	(12,824)	(137)
Parker-Hannifin Corp.	(13,910)	(1,589)
Timken Co. (The)	(34,300)	(1,147)
		(3,925)
Media - (0.6)%
New Media Investment Group, Inc.	(50,212)	(887)
Nexstar Broadcasting Group, Inc., Class A	(10,988)	(555)
SES SA, FDR (Luxembourg)	(11,128)	(244)
Twenty-First Century Fox, Inc., Class A	(38,420)	(1,024)
Walt Disney Co. (The)	(19,240)	(1,846)
		(4,556)
Multiline Retail - (0.5)%
Big Lots, Inc.	(16,500)	(877)
Dillard's, Inc., Class A	(1,332)	(90)
JC Penney Co., Inc.*	(151,634)	(1,465)
Kohl's Corp.	(2,105)	(88)
Macy's, Inc.	(2,358)	(84)
Nordstrom, Inc.	(2,071)	(92)
Target Corp.	(14,080)	(1,061)
		(3,757)
Multi-Utilities - (0.3)%
Consolidated Edison, Inc.	(21,639)	(1,733)
Dominion Resources, Inc.	(2,777)	(217)
Public Service Enterprise Group, Inc.	(5,529)	(254)
		(2,204)
Oil, Gas & Consumable Fuels - (0.1)%
Cobalt International Energy, Inc.*	(78,071)	(116)
Plains GP Holdings LP, Class A	(6,579)	(70)
Sanchez Energy Corp.*	(56,014)	(355)
Tallgrass Energy GP LP	(1,563)	(37)
		(578)
Pharmaceuticals - (1.2)%
AbbVie, Inc.	(7,134)	(472)
Bristol-Myers Squibb Co.	(7,339)	(549)
Johnson & Johnson	(5,289)	(662)
Merck & Co., Inc.	(13,878)	(814)
Mylan NV*	(14,642)	(685)
Novartis AG, ADR (Switzerland)	(7,533)	(627)
Novo Nordisk A/S, ADR (Denmark)	(6,355)	(362)
Pfizer, Inc.	(16,034)	(592)
Roche Holding AG (Switzerland)	(5,044)	(1,288)
Sanofi, ADR (France)	(13,303)	(567)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	(11,342)	(607)
UCB SA (Belgium)	(13,931)	(1,090)
Zoetis, Inc.	(11,186)	(565)
		(8,880)
Real Estate Investment Trusts (REITs) - (0.3)%
CubeSmart	(33,970)	(1,009)
Essex Property Trust, Inc.	(5,550)	(1,298)
		(2,307)
Road & Rail - (0.3)%
JB Hunt Transport Services, Inc.	(4,433)	(369)
Union Pacific Corp.	(14,910)	(1,387)
YRC Worldwide, Inc.*	(16,403)	(195)
		(1,951)
Semiconductors & Semiconductor Equipment - (0.3)%
Analog Devices, Inc.	(1,021)	(65)
Cavium, Inc.*	(2,127)	(99)
Lam Research Corp.	(14,900)	(1,338)
QUALCOMM, Inc.	(13,840)	(866)
		(2,368)
Software - (0.3)%
SS&C Technologies Holdings, Inc.	(32,840)	(1,058)
VMware, Inc., Class A*	(5,085)	(371)
Workday, Inc., Class A*	(6,830)	(569)
		(1,998)
Specialty Retail - (0.8)%
American Eagle Outfitters, Inc.	(48,190)	(863)
Bed Bath & Beyond, Inc.	(25,709)	(1,156)
Best Buy Co., Inc.	(28,653)	(963)
Foot Locker, Inc.	(1,434)	(85)
GameStop Corp., Class A	(3,009)	(93)
Gap, Inc. (The)	(3,626)	(93)
GNC Holdings, Inc., Class A	(3,264)	(67)
Hibbett Sports, Inc.*	(13,508)	(472)
L Brands, Inc.	(1,162)	(86)
Outerwall, Inc.	(41,079)	(2,163)
Williams-Sonoma, Inc.	(1,534)	(83)
		(6,124)
Textiles, Apparel & Luxury Goods - (0.3)%
Coach, Inc.	(20,753)	(895)
Michael Kors Holdings Ltd. (United Kingdom)*	(7,502)	(388)
VF Corp.	(17,030)	(1,063)
		(2,346)
Thrifts & Mortgage Finance - (0.3)%
BofI Holding, Inc.*	(97,821)	(1,645)
Home Capital Group, Inc. (Canada)	(35,157)	(748)
		(2,393)
Trading Companies & Distributors - (0.3)%
GATX Corp.	(22,200)	(993)
WW Grainger, Inc.	(5,860)	(1,283)
		(2,276)
Wireless Telecommunication Services - 0.0%(a)
NII Holdings, Inc.*	(61,912)	(188)

TOTAL COMMON STOCKS (Proceeds $(112,320))		(115,018)

EXCHANGE TRADED FUNDS - (4.1)%

Alerian MLP Fund	(329,073)	(4,222)
CurrencyShares Euro Trust*	(35,700)	(3,890)
CurrencyShares Japanese Yen Trust*	(11,100)	(1,051)
Energy Select Sector SPDR Fund	(78,971)	(5,323)
Health Care Select Sector SPDR Fund	(4,116)	(310)
iShares Nasdaq Biotechnology Fund	(2,857)	(827)
iShares PHLX Semiconductor Fund	(10,740)	(1,117)
iShares Russell 2000 Fund	(6,358)	(770)
iShares U.S. Real Estate Fund	(10,135)	(865)
iShares US Utilities Fund	(11,752)	(1,528)
SPDR S&P MidCap 400 Fund Trust	(5,907)	(1,676)
SPDR S&P500 Fund Trust	(22,612)	(4,910)
Utilities Select Sector SPDR Fund	(95,277)	(4,966)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $(28,727))		(31,455)

Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - (2.3)%

Chemicals - (0.1)%
Chemours Co. (The)
6.63%, 5/15/2023	(1,037,800)	(905)

Hotels, Restaurants & Leisure - (0.2)%
Wynn Las Vegas LLC
5.50%, 3/1/2025(e)	(1,395,000)	(1,412)

IT Services - (0.3)%
iPayment, Inc.
9.50%, 12/15/2019(e)	(312,962)	(294)
Sungard Availability Services Capital, Inc.
8.75%, 4/1/2022(e)	(3,036,000)	(1,716)
		(2,010)
Metals & Mining - 0.0%(a)
Cliffs Natural Resources, Inc.
8.00%, 9/30/2020(e)	(21,000)	(20)

Multiline Retail - (0.2)%
Macy's Retail Holdings, Inc.
4.50%, 12/15/2034	(1,844,000)	(1,711)

Pharmaceuticals - (0.9)%
Endo Finance LLC
5.75%, 1/15/2022(e)	(1,965,000)	(1,788)
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%, 3/15/2020(e)	(5,207,000)	(4,696)
		(6,484)
Specialty Retail - (0.4)%
Gap, Inc. (The)
5.95%, 4/12/2021	(226,000)	(242)
Staples, Inc.
4.38%, 1/12/2023	(3,000,000)	(3,148)
		(3,390)
Trading Companies & Distributors - (0.2)%
United Rentals North America, Inc.
7.38%, 5/15/2020	(1,434,000)	(1,490)

TOTAL CORPORATE BONDS (Proceeds $(17,211))		(17,422)

Investments	Shares	Value ($000)

EXCHANGE TRADED NOTE - (0.4)%

JPMorgan Alerian MLP Index ETN (Proceeds $(2,705))	(88,826)	(2,834)

MASTER LIMITED PARTNERSHIPS - (0.2)%

Gas Utilities - (0.1)%
Ferrellgas Partners LP	(31,041)	(611)

Oil, Gas & Consumable Fuels – (0.1)%
Crestwood Equity Partners LP	(3,309)	(73)
Enable Midstream Partners LP	(7,244)	(92)
Enbridge Energy Partners LP	(2,934)	(69)
Golar LNG Partners LP (United Kingdom)	(13,953)	(267)
Holly Energy Partners LP	(8,633)	(311)
Midcoast Energy Partners LP	(24,315)	(201)
TC PipeLines LP	(5,951)	(331)
		(1,344)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(1,863))		(1,955)

TOTAL SHORT POSITIONS (Proceeds $(162,826))		(168,684)

Total Investments - 69.5% (Cost $542,241)		529,686

Other Assets Less Liabilities - 30.5%(r)		232,678

Net assets - 100.0%		762,364

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options, delayed delivery securities and/or forward foreign currency contracts with a total value of approximately $338,629,000.

(c)	Illiquid security.
(d)	All or a portion of this security is pledged with the custodian for securities sold short and options written.
(e)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $132,543,000 of long positions and $(9,926,000) of short positions, or 17.4% and (1.3%), respectively, of net assets for the Fund. Securities denoted with “(e)” but without “(c)” have been deemed by the investment manager to be liquid.

(f)
Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to approximately $20,474,000, which represents 2.7% of net assets of the fund.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At 7/31/2016, the value of these securities amounted to approximately $2,116,000 of long positions or 0.3% of net assets for the fund.

(h)	All or a portion of this security had not settled as of 7/31/2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	Defaulted securities.
(j)	Amount less than one thousand.
(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(m)	Perpetual Bond Security. The rate reflected was the rate in effect on 7/31/2016. The maturity date reflects the next call date.
(n)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(o)	Represents 7-day effective yield as of 7/31/2016.
(p)	All or a portion represents positions held by Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”) (See Notes to Schedule of Investments).
(q)	At 7/31/2016 the Fund had deposited approximately $181,551,000 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(r)	Includes the impact of the Fund’s open positions in derivatives at 7/31/2016.

Abbreviations
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
DIP	Debtor-in-Possession
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Traded Company
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
8/15/2016	20	Lead(a)	Long	$56,753
8/15/2016	34	Nickel(a)	Long	343,042
8/15/2016	11	Premium High Grade Aluminum(a)	Long	20,786
8/15/2016	30	Zinc(a)	Long	211,505
8/19/2016	16	Amsterdam Index(a)	Long	4,222
8/19/2016	6	CAC40 Index(a)	Long	803
8/25/2016	157	SGX Nifty 50 Index(a)	Long	8,795
8/30/2016	11	Hang Seng Index(a)	Long	(31,331)
8/30/2016	1	H-SHARES Index(a)	Long	(923)
8/30/2016	17	MSCI Singapore Index(a)	Long	(6,872)
8/30/2016	90	MSCI Taiwan Stock Index(a)	Long	(29,003)
9/8/2016	83	Euro—Bobl(a)	Long	108,941
9/8/2016	16	Euro-BTP Italian Government Bond(a)	Long	63,905
9/8/2016	4	Euro-BTP Italian Government Bond	Long	3,661
9/8/2016	62	Euro-BTP Italian Government Bond(a)	Long	6,864
9/8/2016	10	Euro—Bund	Long	8,395
9/8/2016	18	Euro—Bund(a)	Long	77,795
9/8/2016	4	Euro-Buxl 30-Year Bond(a)	Long	77,146
9/8/2016	13	Euro—OAT	Long	12,338
9/8/2016	22	Euro—OAT(a)	Long	116,786
9/8/2016	165	Euro—SCHATZ(a)	Long	36,130
9/12/2016	8	10-Year Japanese Government Bond(a)	Long	46,606
9/15/2016	29	Australia 10-Year Bond(a)	Long	60,264
9/15/2016	1	Australia 3-Year Bond(a)	Long	372
9/15/2016	24	S&P/Toronto Stock Exchange 60 Index(a)	Long	94,614
9/15/2016	34	SPI 200 Index(a)	Long	123,026
9/16/2016	1	DAX Index(a)	Long	767
9/16/2016	31	E-Mini DJIA CBOT(a)	Long	73,266
9/16/2016	14	E-Mini Russell 2000(a)	Long	60,782
9/16/2016	34	FTSE 100 Index(a)	Long	52,386
9/16/2016	23	NASDAQ 100 E-Mini(a)	Long	88,435
9/16/2016	24	S&P 500 E-Mini Index(a)	Long	94,949
9/16/2016	14	S&P MID 400 E-Mini(a)	Long	94,195
9/19/2016	18	Australian Dollar(a)	Long	$29,699
9/19/2016	8	Euro/Pound Sterling Cross Rate(a)	Long	80,363
9/19/2016	8	Euro/Swiss Franc Cross Rate(a)	Long	(23,130)
9/19/2016	11	Japanese Yen(a)	Long	46,995
9/19/2016	16	Lead(a)	Long	(2,304)
9/19/2016	22	New Zealand Dollar(a)	Long	58,835
9/19/2016	39	Nickel(a)	Long	254,171
9/19/2016	59	Premium High Grade Aluminum(a)	Long	10,964
9/19/2016	3	U.S. Dollar Index(a)	Long	(5,220)
9/19/2016	4	USD/Czech Koruna Cross Rate	Long	(5,103)
9/19/2016	2	USD/Swedish Krona Cross Rate	Long	1,266
9/19/2016	39	Zinc(a)	Long	177,841
9/20/2016	12	Canadian Dollar(a)	Long	(21,393)
9/20/2016	26	Coffee ‘C’(a)	Long	33,166
9/21/2016	2	Canadian 10-Year Bond	Long	(871)
9/21/2016	22	Canadian 10-Year Bond(a)	Long	58,167
9/21/2016	24	U.S. Treasury 10-Year Note(a)	Long	71,600
9/21/2016	8	U.S. Treasury Long Bond(a)	Long	70,702
9/28/2016	12	Long Gilt(a)	Long	128,390
9/28/2016	13	Long Gilt	Long	25,688
9/28/2016	5	Nymex Palladium(a)	Long	7,931
9/28/2016	23	Silver(a)	Long	323,353
9/30/2016	69	Sugar 11(a)	Long	(35,164)
9/30/2016	61	U.S. Treasury 2-Year Note(a)	Long	32,350
9/30/2016	44	U.S. Treasury 5-Year Note(a)	Long	72,711
10/14/2016	19	Lean Hog(a)	Long	(48,164)
10/17/2016	5	Lead(a)	Long	(4,184)
10/17/2016	14	Nickel(a)	Long	16,273
10/17/2016	39	Premium High Grade Aluminum(a)	Long	(15,472)
10/17/2016	23	Zinc(a)	Long	18,619
10/27/2016	36	Platinum(a)	Long	168,234
11/14/2016	16	Canola (WCE)(a)	Long	(16,714)
11/14/2016	19	Soybean(a)	Long	(90,551)
12/7/2016	52	Cotton No. 2(a)	Long	205,102
12/14/2016	28	Soybean Meal(a)	Long	(118,856)
12/28/2016	24	Gold 100 Oz.(a)	Long	69,276
3/9/2017	39	ASX 90 Day Bank Accepted Bills(a)	Long	$3,759
3/13/2017	25	Euro CHF 3-Month LIFFE(a)	Long	1,771
6/19/2017	187	3-Month Euro Euribor(a)	Long	24,664
6/19/2017	2	Canadian 3-Month Bank Acceptance(a)	Long	374
6/21/2017	147	90-Day Sterling(a)	Long	91,271
9/18/2017	83	90-Day EURODollar(a)	Long	44,262
8/11/2016	9	Low Sulphur Gas Oil(a)	Short	4,411
8/15/2016	20	Lead(a)	Short	(58,034)
8/15/2016	34	Nickel(a)	Short	(413,777)
8/15/2016	11	Premium High Grade Aluminum(a)	Short	(23,645)
8/15/2016	30	Zinc(a)	Short	(128,901)
8/22/2016	20	WTI Crude Oil(a)	Short	40,434
8/29/2016	1	Natural Gas(a)	Short	(2,572)
8/31/2016	6	Brent Crude Oil(a)	Short	(960)
8/31/2016	3	New York Harbor ULSD(a)	Short	1,247
8/31/2016	25	RBOB Gasoline(a)	Short	30,441
9/8/2016	12	Nikkei 225(a)	Short	(50,129)
9/8/2016	9	TOPIX Index(a)	Short	(44,870)
9/14/2016	94	Wheat(a)	Short	183,500
9/15/2016	23	Cocoa(a)	Short	5,312
9/15/2016	5	FTSE/JSE Top 40 Index(a)	Short	271
9/16/2016	14	FTSE/MIB Index(a)	Short	(27,470)
9/16/2016	36	S&P 500 E-Mini Index	Short	(189,346)
9/16/2016	15	The EURO STOXX 50 Index(a)	Short	(30,419)
9/16/2016	394	The EURO STOXX 50 Index	Short	(322,095)
9/19/2016	63	Australian Dollar	Short	(75,574)
9/19/2016	23	British Pound	Short	(25,239)
9/19/2016	12	British Pound(a)	Short	48,434
9/19/2016	5	Euro Fx Future with American Style Options(a)	Short	(9,559)
9/19/2016	342	Euro Fx Future with American Style Options	Short	(452,143)
9/19/2016	8	Euro/Japanese Yen(a)	Short	69,894
9/19/2016	2	Japanese Yen	Short	(3,532)
9/19/2016	16	Lead(a)	Short	(49,022)
9/19/2016	41	Mexican Peso(a)	Short	2,494
9/19/2016	3	New Zealand Dollar	Short	(2,559)
9/19/2016	39	Nickel(a)	Short	(327,304)
9/19/2016	3	Polish Zloty	Short	$(8,919)
9/19/2016	59	Premium High Grade Aluminum(a)	Short	11,632
9/19/2016	9	South African Rand	Short	(18,653)
9/19/2016	10	Swiss Franc(a)	Short	(22,467)
9/19/2016	2	Swiss Franc	Short	(3,619)
9/19/2016	39	Zinc(a)	Short	(64,109)
9/20/2016	71	Canadian Dollar	Short	(1,620)
9/28/2016	1	Copper(a)	Short	(127)
10/17/2016	5	Premium High Grade Aluminum(a)	Short	(6,609)
10/27/2016	18	Feeder Cattle(a)	Short	(31,036)
10/31/2016	47	Live Cattle(a)	Short	(24,289)
12/14/2016	86	Corn(a)	Short	28,702
12/14/2016	41	Soybean Oil(a)	Short	(2,572)
Total				$1,625,673

(a) The investment is held by the Subsidiary (see Notes to Schedule of Investments.)

At July 31, 2016, the notional value of futures for the Fund was $307,527,767 for long positions and $(112,234,871) for short positions. The Fund had deposited $7,865,908 in segregated accounts to cover margin requirements on open futures.
Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
471,589	Australian Dollar	$352,379	JPMorgan Chase Bank, NA	8/18/2016	$5,806
620,476	Australian Dollar	445,991	JPMorgan Chase Bank, NA	8/18/2016	25,278
2,879,158	Brazilian Real	883,313	Bank of America, NA(a)	8/2/2016	4,658
15,944	Brazilian Real	4,886	Bank of America, NA(a)	8/2/2016	32
10,907	Brazilian Real	3,324	Bank of America, NA(a)	8/2/2016	40
17,284	Brazilian Real	5,280	Bank of America, NA(a)	8/2/2016	51
5,633	Brazilian Real	1,717	Bank of America, NA(a)	8/2/2016	20
15,732	Brazilian Real	4,779	Bank of America, NA(a)	8/2/2016	73
1,661	Brazilian Real	505	Bank of America, NA(a)	8/2/2016	7
4,506	Brazilian Real	1,379	Bank of America, NA(a)	8/2/2016	11
5,784	Brazilian Real	1,745	Bank of America, NA(a)	8/2/2016	39
3,461	Brazilian Real	1,036	Bank of America, NA(a)	8/2/2016	32
4,243	Brazilian Real	1,295	Bank of America, NA(a)	8/2/2016	14
2,025	Brazilian Real	611	Bank of America, NA(a)	8/2/2016	14
14,984	Brazilian Real	4,537	Bank of America, NA(a)	8/2/2016	84
1,549	Brazilian Real	473	Bank of America, NA(a)	9/2/2016	(1)
2,048,467	Brazilian Real	619,846	Bank of America, NA(a)	9/2/2016	4,959
9,155,828	Chilean Peso	13,751	Bank of America, NA(a)	9/21/2016	166
11,832,866	Chilean Peso	17,855	Bank of America, NA(a)	9/21/2016	131
3,713,782	Chilean Peso	$5,687	Bank of America, NA(a)	9/21/2016	$(42)
16,945,059	Chilean Peso	25,461	Bank of America, NA(a)	9/21/2016	295
69,916,716	Chilean Peso	105,506	Bank of America, NA(a)	9/21/2016	767
16,949,642	Chilean Peso	25,461	Bank of America, NA(a)	9/21/2016	302
111,058,467	Chilean Peso	167,509	Bank of America, NA(a)	9/21/2016	1,299
2,357,255	Chilean Peso	3,409	Bank of America, NA(a)	9/21/2016	174
84,797,254	Chilean Peso	127,306	Bank of America, NA(a)	9/21/2016	1,585
970,280,298	Chilean Peso	1,406,224	Bank of America, NA(a)	9/21/2016	68,592
2,462,961	Chilean Peso	3,775	Bank of America, NA(a)	9/21/2016	(31)
1,321,917	Chilean Peso	2,013	Bank of America, NA(a)	9/21/2016	(4)
8,135,303	Chilean Peso	12,335	Bank of America, NA(a)	9/21/2016	31
18,627,008	Chilean Peso	28,510	Bank of America, NA(a)	9/21/2016	(197)
2,098,047	Chilean Peso	3,041	Bank of America, NA(a)	9/21/2016	148
20,751,547	Chilean Peso	31,660	Bank of America, NA(a)	9/21/2016	(118)
18,900,292	Chilean Peso	28,829	Bank of America, NA(a)	9/21/2016	(101)
6,429,566	Chilean Peso	9,679	Bank of America, NA(a)	9/21/2016	94
595,863	Chilean Peso	870	Bank of America, NA(a)	9/21/2016	36
1,146,038	Chilean Peso	1,655	Bank of America, NA(a)	9/21/2016	87
20,658,582	Chilean Peso	31,179	Bank of America, NA(a)	9/21/2016	222
3,518,515	Chilean Peso	5,273	Bank of America, NA(a)	9/21/2016	75
2,886,247	Chilean Peso	4,157	Bank of America, NA(a)	9/21/2016	230
1,447,287	Chilean Peso	2,169	Bank of America, NA(a)	9/21/2016	31
11,651,910	Czech Koruna	492,923	JPMorgan Chase Bank, NA	8/18/2016	(10,695)
56,249	Czech Koruna	2,305	Bank of America, NA(a)	9/21/2016	26
27,793	Czech Koruna	1,158	Bank of America, NA(a)	9/21/2016	(6)
61,616	Czech Koruna	2,565	Bank of America, NA(a)	9/21/2016	(12)
180,174	Czech Koruna	7,539	Bank of America, NA(a)	9/21/2016	(74)
39,115	Czech Koruna	1,594	Bank of America, NA(a)	9/21/2016	27
39,379,697	Czech Koruna	1,650,011	Bank of America, NA(a)	9/21/2016	(18,381)
2,495,163	Danish Krone	371,418	JPMorgan Chase Bank, NA	8/18/2016	3,834
567,558	Euro	625,785	JPMorgan Chase Bank, NA	8/18/2016	9,136
705,436	Euro	781,376	JPMorgan Chase Bank, NA	8/18/2016	7,788
2,382,277	Euro	2,668,410	JPMorgan Chase Bank, NA	8/18/2016	(3,381)
417,318	Euro	464,149	JPMorgan Chase Bank, NA	8/18/2016	2,700
660,356	Euro	748,407	JPMorgan Chase Bank, NA	8/18/2016	(9,673)
429,610	Euro	473,775	JPMorgan Chase Bank, NA	8/18/2016	6,825
996,994	Euro	1,098,079	JPMorgan Chase Bank, NA	8/18/2016	17,248
468,032	Euro	515,102	JPMorgan Chase Bank, NA	8/18/2016	8,481
3,695,724	Euro	4,134,000	JPMorgan Chase Bank, NA	8/18/2016	369
1,015,221	Euro	1,163,977	JPMorgan Chase Bank, NA	8/18/2016	(28,259)
1,117,372	Euro	1,254,976	JPMorgan Chase Bank, NA	8/18/2016	(4,983)
388,891	Euro	427,572	JPMorgan Chase Bank, NA	8/18/2016	7,476
53,410	Euro	59,501	JPMorgan Chase Bank, NA	9/30/2016	365
329,840	Hungarian Forint	$1,180	Bank of America, NA(a)	9/21/2016	$6
74,183	Hungarian Forint	260	Bank of America, NA(a)	9/21/2016	7
1,902,653	Hungarian Forint	6,804	Bank of America, NA(a)	9/21/2016	36
5,427	Hungarian Forint	19	Bank of America, NA(a)	9/21/2016	1
589,172,771	Hungarian Forint	2,134,163	Bank of America, NA(a)	9/21/2016	(16,145)
547,526	Hungarian Forint	1,924	Bank of America, NA(a)	9/21/2016	44
3,826,017	Hungarian Forint	13,817	Bank of America, NA(a)	9/21/2016	(63)
117,763	Hungarian Forint	414	Bank of America, NA(a)	9/21/2016	9
812,359	Indian Rupee	11,794	Bank of America, NA(a)	9/21/2016	288
1,939,250	Indian Rupee	28,510	Bank of America, NA(a)	9/21/2016	333
1,995,179	Indian Rupee	29,275	Bank of America, NA(a)	9/21/2016	400
2,336,696	Indian Rupee	34,017	Bank of America, NA(a)	9/21/2016	737
675,617	Indian Rupee	9,965	Bank of America, NA(a)	9/21/2016	84
496,798,391	Indian Rupee	7,326,762	Bank of America, NA(a)	9/21/2016	62,262
8,195,262	Indian Rupee	120,999	Bank of America, NA(a)	9/21/2016	891
145,217	Indian Rupee	2,150	Bank of America, NA(a)	9/21/2016	10
319,195	Indian Rupee	4,702	Bank of America, NA(a)	9/21/2016	46
303,088	Indian Rupee	4,470	Bank of America, NA(a)	9/21/2016	38
37,966	Indian Rupee	561	Bank of America, NA(a)	9/21/2016	4
1,382,143	Indian Rupee	20,280	Bank of America, NA(a)	9/21/2016	277
186,762	Indian Rupee	2,759	Bank of America, NA(a)	9/21/2016	19
515,685	Indian Rupee	7,489	Bank of America, NA(a)	9/21/2016	181
2,799	Israeli New Shekel	733	Bank of America, NA(a)	9/21/2016	2
127	Israeli New Shekel	33	Bank of America, NA(a)	9/21/2016	–(b)
424	Israeli New Shekel	110	Bank of America, NA(a)	9/21/2016	1
289	Israeli New Shekel	75	Bank of America, NA(a)	9/21/2016	1
1,882	Israeli New Shekel	491	Bank of America, NA(a)	9/21/2016	3
15,797,988	Israeli New Shekel	4,107,319	Bank of America, NA(a)	9/21/2016	39,534
11,484	Israeli New Shekel	2,981	Bank of America, NA(a)	9/21/2016	33
15,055	Israeli New Shekel	3,897	Bank of America, NA(a)	9/21/2016	55
722	Israeli New Shekel	188	Bank of America, NA(a)	9/21/2016	2
3,279,021	Korean Won	2,884	Bank of America, NA(a)	9/21/2016	62
41,678,591	Korean Won	37,074	Bank of America, NA(a)	9/21/2016	375
38,400,000	Korean Won	33,160	Bank of America, NA(a)	9/21/2016	1,343
206,518,489	Korean Won	175,732	Bank of America, NA(a)	9/21/2016	9,830
212,095,266	Korean Won	180,393	Bank of America, NA(a)	9/21/2016	10,180
276,233,360	Korean Won	239,659	Bank of America, NA(a)	9/21/2016	8,544
12,276,250	Korean Won	10,919	Bank of America, NA(a)	9/21/2016	112
91,628,027	Korean Won	80,758	Bank of America, NA(a)	9/21/2016	1,572
196,925,499	Korean Won	175,693	Bank of America, NA(a)	9/21/2016	1,250
5,432,327	Korean Won	4,678	Bank of America, NA(a)	9/21/2016	203
420,765,723	Korean Won	358,810	Bank of America, NA(a)	9/21/2016	19,259
20,180,946	Korean Won	17,814	Bank of America, NA(a)	9/21/2016	319
263,799,222	Korean Won	$224,981	Bank of America, NA(a)	9/21/2016	$12,050
49,959,694	Korean Won	43,588	Bank of America, NA(a)	9/21/2016	1,302
2,366,011	Korean Won	2,078	Bank of America, NA(a)	9/21/2016	48
264,774,497	Korean Won	227,167	Bank of America, NA(a)	9/21/2016	10,740
306,218,133	Korean Won	259,727	Bank of America, NA(a)	9/21/2016	15,418
1,910,231	Korean Won	1,682	Bank of America, NA(a)	9/21/2016	34
205,477,808	Korean Won	175,055	Bank of America, NA(a)	9/21/2016	9,572
87,129,867	Korean Won	76,628	Bank of America, NA(a)	9/21/2016	1,661
344,016,546	Korean Won	297,281	Bank of America, NA(a)	9/21/2016	11,827
7,466,712	Korean Won	6,316	Bank of America, NA(a)	9/21/2016	393
1,508,007	Korean Won	1,330	Bank of America, NA(a)	9/21/2016	25
307,396,077	Korean Won	265,794	Bank of America, NA(a)	9/21/2016	10,410
93,797,353	Korean Won	79,193	Bank of America, NA(a)	9/21/2016	5,086
7,804	Malaysian Ringgit	1,919	Bank of America, NA(a)	9/21/2016	15
5,034	Malaysian Ringgit	1,237	Bank of America, NA(a)	9/21/2016	10
3,015	Malaysian Ringgit	744	Bank of America, NA(a)	9/21/2016	3
22,956	Malaysian Ringgit	5,779	Bank of America, NA(a)	9/21/2016	(91)
6,660,232	Malaysian Ringgit	1,633,691	Bank of America, NA(a)	9/21/2016	16,447
8,777	Malaysian Ringgit	2,160	Bank of America, NA(a)	9/21/2016	15
9,021	Malaysian Ringgit	2,212	Bank of America, NA(a)	9/21/2016	23
2,189	Malaysian Ringgit	540	Bank of America, NA(a)	9/21/2016	2
2,475,415	Norwegian Krone	289,687	JPMorgan Chase Bank, NA	8/18/2016	3,723
2,379,010	Norwegian Krone	294,010	JPMorgan Chase Bank, NA	8/18/2016	(12,027)
12,157,916	Norwegian Krone	1,479,615	Bank of America, NA(a)	9/21/2016	(38,490)
4,096	Norwegian Krone	481	Bank of America, NA(a)	9/21/2016	5
35,076	Norwegian Krone	4,213	Bank of America, NA(a)	9/21/2016	(55)
2,453	Norwegian Krone	286	Bank of America, NA(a)	9/21/2016	5
476	Norwegian Krone	56	Bank of America, NA(a)	9/21/2016	–(b)
104,323	Norwegian Krone	12,608	Bank of America, NA(a)	9/21/2016	(242)
28,260	Norwegian Krone	3,386	Bank of America, NA(a)	9/21/2016	(36)
10,416	Norwegian Krone	1,231	Bank of America, NA(a)	9/21/2016	4
7,662,772	Philippine Peso	165,567	Bank of America, NA(a)	9/21/2016	(2,981)
109,791,995	Philippine Peso	2,377,582	Bank of America, NA(a)	9/21/2016	(48,058)
250,638	Philippine Peso	5,308	Bank of America, NA(a)	9/21/2016	10
927,306	Philippine Peso	19,701	Bank of America, NA(a)	9/21/2016	(26)
2,000,897	Philippine Peso	43,043	Bank of America, NA(a)	9/21/2016	(589)
3,165,011	Philippine Peso	68,075	Bank of America, NA(a)	9/21/2016	(921)
8,178,684	Philippine Peso	176,634	Bank of America, NA(a)	9/21/2016	(3,102)
8,005,957	Philippine Peso	172,086	Bank of America, NA(a)	9/21/2016	(2,219)
67,253	Philippine Peso	1,425	Bank of America, NA(a)	9/21/2016	2
25,178	Philippine Peso	533	Bank of America, NA(a)	9/21/2016	1
187,400	Philippine Peso	3,970	Bank of America, NA(a)	9/21/2016	6
8,010,576	Philippine Peso	172,638	Bank of America, NA(a)	9/21/2016	(2,673)
120,829	Philippine Peso	$2,564	Bank of America, NA(a)	9/21/2016	$–(b)
633,057	Philippine Peso	13,615	Bank of America, NA(a)	9/21/2016	(183)
15,461,349	Philippine Peso	332,681	Bank of America, NA(a)	9/21/2016	(4,628)
12,090	Polish Zloty	3,030	Bank of America, NA(a)	9/21/2016	69
3,982	Polish Zloty	1,004	Bank of America, NA(a)	9/21/2016	17
2,277	Polish Zloty	573	Bank of America, NA(a)	9/21/2016	11
3,554	Polish Zloty	887	Bank of America, NA(a)	9/21/2016	24
611	Polish Zloty	154	Bank of America, NA(a)	9/21/2016	3
116,994	Polish Zloty	30,063	Bank of America, NA(a)	9/21/2016	(78)
149,714	Polish Zloty	38,615	Bank of America, NA(a)	9/21/2016	(244)
109,612	Polish Zloty	28,213	Bank of America, NA(a)	9/21/2016	(120)
784	Polish Zloty	197	Bank of America, NA(a)	9/21/2016	4
1,057	Polish Zloty	267	Bank of America, NA(a)	9/21/2016	4
2,727	Polish Zloty	684	Bank of America, NA(a)	9/21/2016	15
109,055	Polish Zloty	28,430	Bank of America, NA(a)	9/21/2016	(480)
228,923	Polish Zloty	57,230	Bank of America, NA(a)	9/21/2016	1,442
178,903	Polish Zloty	45,254	Bank of America, NA(a)	9/21/2016	598
4,177	Polish Zloty	1,063	Bank of America, NA(a)	9/21/2016	8
5,568	Polish Zloty	1,412	Bank of America, NA(a)	9/21/2016	15
646,106	Polish Zloty	167,239	Bank of America, NA(a)	9/21/2016	(1,644)
38,376	Polish Zloty	9,580	Bank of America, NA(a)	9/21/2016	256
2,553	Polish Zloty	629	Bank of America, NA(a)	9/21/2016	25
11,376	Polish Zloty	2,855	Bank of America, NA(a)	9/21/2016	61
267,928	Polish Zloty	67,635	Bank of America, NA(a)	9/21/2016	1,034
855,098	Pound Sterling	1,106,059	JPMorgan Chase Bank, NA	8/12/2016	25,774
518,265	Pound Sterling	746,964	JPMorgan Chase Bank, NA	8/18/2016	(60,902)
39,350	Pound Sterling	50,970	JPMorgan Chase Bank, NA	9/30/2016	1,163
36,572	Pound Sterling	48,693	JPMorgan Chase Bank, NA	9/30/2016	(241)
3,132	Singapore Dollar	2,306	Bank of America, NA(a)	9/21/2016	29
4,665,430	Singapore Dollar	3,438,909	Bank of America, NA(a)	9/21/2016	39,575
1,116	Singapore Dollar	826	Bank of America, NA(a)	9/21/2016	6
2,051	Singapore Dollar	1,511	Bank of America, NA(a)	9/21/2016	18
5,079	Singapore Dollar	3,778	Bank of America, NA(a)	9/21/2016	9
15,288	Singapore Dollar	11,304	Bank of America, NA(a)	9/21/2016	95
5,637	Singapore Dollar	4,164	Bank of America, NA(a)	9/21/2016	39
16,877	Singapore Dollar	12,405	Bank of America, NA(a)	9/21/2016	179
2,608	Singapore Dollar	1,918	Bank of America, NA(a)	9/21/2016	27
132	Singapore Dollar	97	Bank of America, NA(a)	9/21/2016	1
6,925,109	South African Rand	465,882	JPMorgan Chase Bank, NA	8/18/2016	31,314
16,899,404	South African Rand	1,099,422	JPMorgan Chase Bank, NA	8/18/2016	113,889
158,177	South African Rand	10,369	Bank of America, NA(a)	9/21/2016	911
3,900	South African Rand	271	Bank of America, NA(a)	9/21/2016	7
1,113,455	South African Rand	71,857	Bank of America, NA(a)	9/21/2016	7,545
5,615	South African Rand	$389	Bank of America, NA(a)	9/21/2016	$11
563,006	South African Rand	37,648	Bank of America, NA(a)	9/21/2016	2,501
563,168	South African Rand	37,648	Bank of America, NA(a)	9/21/2016	2,512
884,616	South African Rand	58,500	Bank of America, NA(a)	9/21/2016	4,583
6,986	South African Rand	484	Bank of America, NA(a)	9/21/2016	14
1,049,968	South African Rand	72,329	Bank of America, NA(a)	9/21/2016	2,546
50,962	South African Rand	3,477	Bank of America, NA(a)	9/21/2016	157
328,927	South African Rand	22,631	Bank of America, NA(a)	9/21/2016	825
552,043	South African Rand	37,645	Bank of America, NA(a)	9/21/2016	1,722
309,758	South African Rand	20,721	Bank of America, NA(a)	9/21/2016	1,368
1,561,971	South African Rand	101,949	Bank of America, NA(a)	9/21/2016	9,437
3,213,290	South African Rand	215,013	Bank of America, NA(a)	9/21/2016	14,131
562,958	South African Rand	37,649	Bank of America, NA(a)	9/21/2016	2,496
29,923	South African Rand	2,009	Bank of America, NA(a)	9/21/2016	125
918,412	South African Rand	61,392	Bank of America, NA(a)	9/21/2016	4,101
230,413	South African Rand	14,872	Bank of America, NA(a)	9/21/2016	1,559
1,048,618	South African Rand	70,454	Bank of America, NA(a)	9/21/2016	4,324
1,519,360	South African Rand	103,357	Bank of America, NA(a)	9/21/2016	4,991
453,181	South African Rand	29,272	Bank of America, NA(a)	9/21/2016	3,045
3,471	South African Rand	230	Bank of America, NA(a)	9/21/2016	18
170,080	South African Rand	11,424	Bank of America, NA(a)	9/21/2016	705
453,117	South African Rand	29,272	Bank of America, NA(a)	9/21/2016	3,040
563,269	South African Rand	37,648	Bank of America, NA(a)	9/21/2016	2,520
18,909	South African Rand	1,221	Bank of America, NA(a)	9/21/2016	127
14,261	South African Rand	986	Bank of America, NA(a)	9/21/2016	31
358,675	South African Rand	22,931	Bank of America, NA(a)	9/21/2016	2,647
469	South African Rand	32	Bank of America, NA(a)	9/21/2016	2
453,165	South African Rand	29,272	Bank of America, NA(a)	9/21/2016	3,044
1,101,778	South African Rand	73,165	Bank of America, NA(a)	9/21/2016	5,404
511,187	South African Rand	35,176	Bank of America, NA(a)	9/21/2016	1,277
13,580,927	Swedish Krona	1,670,939	JPMorgan Chase Bank, NA	8/18/2016	(82,599)
579,523	Swedish Krona	68,693	Bank of America, NA(a)	9/21/2016	(794)
5,636	Swedish Krona	658	Bank of America, NA(a)	9/21/2016	2
3,149	Swedish Krona	367	Bank of America, NA(a)	9/21/2016	2
35,313,129	Swedish Krona	4,289,989	Bank of America, NA(a)	9/21/2016	(152,548)
44,280	Swedish Krona	5,379	JPMorgan Chase Bank, NA	9/30/2016	(188)
663,323	Swiss Franc	690,882	JPMorgan Chase Bank, NA	8/18/2016	(5,846)
15,000	Swiss Franc	15,175	JPMorgan Chase Bank, NA	9/30/2016	354
26,600	Swiss Franc	27,423	JPMorgan Chase Bank, NA	9/30/2016	115
4,328	Taiwan Dollar	136	Bank of America, NA(a)	9/21/2016	–(b)
502,524	Taiwan Dollar	15,621	Bank of America, NA(a)	9/21/2016	215
11,782,975	Taiwan Dollar	366,976	Bank of America, NA(a)	9/21/2016	4,336
3,483	Taiwan Dollar	109	Bank of America, NA(a)	9/21/2016	1
3,197,527	Taiwan Dollar	$100,060	Bank of America, NA(a)	9/21/2016	$702
5,476,298	Taiwan Dollar	172,370	Bank of America, NA(a)	9/21/2016	202
8,824,849	Taiwan Dollar	271,472	Bank of America, NA(a)	9/21/2016	6,622
4,448,291	Taiwan Dollar	137,620	Bank of America, NA(a)	9/21/2016	2,557
3,880,674	Taiwan Dollar	120,777	Bank of America, NA(a)	9/21/2016	1,513
3,475,562	Taiwan Dollar	108,033	Bank of America, NA(a)	9/21/2016	1,491
4,328	Taiwan Dollar	134	Bank of America, NA(a)	9/21/2016	2
8,484	Taiwan Dollar	263	Bank of America, NA(a)	9/21/2016	4
10,630,692	Taiwan Dollar	332,260	Bank of America, NA(a)	9/21/2016	2,741
1,440,402	Taiwan Dollar	44,888	Bank of America, NA(a)	9/21/2016	503
2,525,797	Taiwan Dollar	79,277	Bank of America, NA(a)	9/21/2016	317
80,425	Taiwan Dollar	2,502	Bank of America, NA(a)	9/21/2016	32
31,581	Taiwan Dollar	984	Bank of America, NA(a)	9/21/2016	11
2,257,955	Taiwan Dollar	70,073	Bank of America, NA(a)	9/21/2016	1,081
363,602	Taiwan Dollar	11,344	Bank of America, NA(a)	9/21/2016	114
49,264	Taiwan Dollar	1,524	Bank of America, NA(a)	9/21/2016	28
474,501	Taiwan Dollar	14,771	Bank of America, NA(a)	9/21/2016	182
7,930,543	Taiwan Dollar	246,395	Bank of America, NA(a)	9/21/2016	3,517
5,217	Taiwan Dollar	163	Bank of America, NA(a)	9/21/2016	1
6,966	Taiwan Dollar	218	Bank of America, NA(a)	9/21/2016	2
5,505,697	Taiwan Dollar	173,041	Bank of America, NA(a)	9/21/2016	458
2,499,481	Taiwan Dollar	78,269	Bank of America, NA(a)	9/21/2016	496
5,524,523	Taiwan Dollar	173,093	Bank of America, NA(a)	9/21/2016	999
17,779	Turkish Lira	5,761	Bank of America, NA(a)	9/21/2016	119
35,405	Turkish Lira	11,802	Bank of America, NA(a)	9/21/2016	(93)
46,433	Turkish Lira	15,728	Bank of America, NA(a)	9/21/2016	(371)
1,870	Turkish Lira	631	Bank of America, NA(a)	9/21/2016	(13)
18,569	Turkish Lira	6,199	Bank of America, NA(a)	9/21/2016	(58)
6,886	Turkish Lira	2,237	Bank of America, NA(a)	9/21/2016	41
54,011	Turkish Lira	18,035	Bank of America, NA(a)	9/21/2016	(172)
10,942	Turkish Lira	3,629	Bank of America, NA(a)	9/21/2016	(10)
5,815	Turkish Lira	1,987	Bank of America, NA(a)	9/21/2016	(64)
7,773,213	Turkish Lira	2,597,037	Bank of America, NA(a)	9/21/2016	(26,241)
3,656	Turkish Lira	1,218	Bank of America, NA(a)	9/21/2016	(9)
63,689	Turkish Lira	20,393	Bank of America, NA(a)	9/21/2016	670
21,292	Turkish Lira	7,100	Bank of America, NA(a)	9/21/2016	(58)
	Total				$228,448

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
22,385	Australian Dollar	$16,789	Bank of America, NA(a)	8/5/2016	$(221)
19,850	Australian Dollar	14,922	Bank of America, NA(a)	8/5/2016	(162)
30,032	Australian Dollar	22,851	Bank of America, NA(a)	8/5/2016	30
23,716	Australian Dollar	17,684	Bank of America, NA(a)	8/5/2016	(337)
46,984	Australian Dollar	35,325	Bank of America, NA(a)	8/5/2016	(377)
34,198	Australian Dollar	25,784	Bank of America, NA(a)	8/5/2016	(202)
27,175	Australian Dollar	20,363	Bank of America, NA(a)	8/5/2016	(287)
910,665	Australian Dollar	679,907	JPMorgan Chase Bank, NA	8/18/2016	(11,768)
314,014	Australian Dollar	229,066	JPMorgan Chase Bank, NA	8/18/2016	(9,436)
235,900	Australian Dollar	174,796	JPMorgan Chase Bank, NA	9/30/2016	(4,127)
39,873	Brazilian Real	12,008	Bank of America, NA(a)	8/2/2016	(289)
10,724	Brazilian Real	3,261	Bank of America, NA(a)	8/2/2016	(46)
1,154	Brazilian Real	350	Bank of America, NA(a)	8/2/2016	(6)
14,154	Brazilian Real	4,324	Bank of America, NA(a)	8/2/2016	(41)
2,048,467	Brazilian Real	626,021	Bank of America, NA(a)	8/2/2016	(5,754)
316,909	Brazilian Real	94,394	Bank of America, NA(a)	8/2/2016	(3,345)
52,725	Brazilian Real	16,274	Bank of America, NA(a)	8/2/2016	13
377,613	Brazilian Real	116,382	Bank of America, NA(a)	8/2/2016	(79)
47,899	Brazilian Real	14,586	Bank of America, NA(a)	8/2/2016	(187)
71,806	Brazilian Real	22,118	Bank of America, NA(a)	8/2/2016	(28)
4,458	Brazilian Real	1,348	Bank of America, NA(a)	9/2/2016	(12)
28,003	Canadian Dollar	21,380	Bank of America, NA(a)	8/5/2016	(68)
26,130	Canadian Dollar	19,914	Bank of America, NA(a)	8/5/2016	(100)
23,341	Canadian Dollar	17,973	Bank of America, NA(a)	8/5/2016	96
44,033	Canadian Dollar	33,724	Bank of America, NA(a)	8/5/2016	(2)
34,003	Canadian Dollar	26,408	Bank of America, NA(a)	8/5/2016	364
18,751	Canadian Dollar	14,340	Bank of America, NA(a)	8/5/2016	(22)
38,644	Canadian Dollar	29,889	Bank of America, NA(a)	8/5/2016	291
191,962	Canadian Dollar	147,924	JPMorgan Chase Bank, NA	9/30/2016	855
16,792	Canadian Dollar	12,892	JPMorgan Chase Bank, NA	9/30/2016	27
35,645,344	Chilean Peso	52,722	Bank of America, NA(a)	9/21/2016	(1,459)
51,921,211	Chilean Peso	75,688	Bank of America, NA(a)	9/21/2016	(3,232)
48,202,291	Chilean Peso	70,563	Bank of America, NA(a)	9/21/2016	(2,704)
18,950,269	Chilean Peso	28,398	Bank of America, NA(a)	9/21/2016	(406)
6,605,972	Chilean Peso	9,957	Bank of America, NA(a)	9/21/2016	(84)
2,922,032	Chilean Peso	4,385	Bank of America, NA(a)	9/21/2016	(56)
13,081,359	Chilean Peso	19,306	Bank of America, NA(a)	9/21/2016	(578)
2,474,751	Chilean Peso	3,687	Bank of America, NA(a)	9/21/2016	(75)
64,331,251	Chilean Peso	92,810	Bank of America, NA(a)	9/21/2016	(4,973)
132,696,793	Chilean Peso	202,063	Bank of America, NA(a)	9/21/2016	365
25,457,908	Chilean Peso	37,543	Bank of America, NA(a)	9/21/2016	(1,153)
7,140,164	Chilean Peso	10,497	Bank of America, NA(a)	9/21/2016	(356)
128,385,138	Chilean Peso	192,418	Bank of America, NA(a)	9/21/2016	(2,726)
11,651,910	Czech Koruna	$483,629	JPMorgan Chase Bank, NA	8/18/2016	$1,401
5,478	Czech Koruna	223	Bank of America, NA(a)	9/21/2016	(4)
37,285	Czech Koruna	1,527	Bank of America, NA(a)	9/21/2016	(18)
2,712,514	Czech Koruna	112,944	Bank of America, NA(a)	9/21/2016	556
1,827,176	Czech Koruna	76,514	Bank of America, NA(a)	9/21/2016	808
54,669	Czech Koruna	2,243	Bank of America, NA(a)	9/21/2016	(22)
57,740	Czech Koruna	2,357	Bank of America, NA(a)	9/21/2016	(35)
13,280	Czech Koruna	542	Bank of America, NA(a)	9/21/2016	(8)
23,609	Czech Koruna	974	Bank of America, NA(a)	9/21/2016	(4)
52,106	Czech Koruna	2,184	Bank of America, NA(a)	9/21/2016	25
3,547,952	Czech Koruna	146,039	Bank of America, NA(a)	9/21/2016	(964)
25,601	Czech Koruna	1,045	Bank of America, NA(a)	9/21/2016	(16)
899,129	Czech Koruna	37,549	Bank of America, NA(a)	9/21/2016	295
3,533,073	Czech Koruna	146,071	Bank of America, NA(a)	9/21/2016	(316)
57,668	Czech Koruna	2,363	Bank of America, NA(a)	9/21/2016	(26)
630,062	Czech Koruna	25,835	Bank of America, NA(a)	9/21/2016	(271)
104,296	Czech Koruna	4,314	Bank of America, NA(a)	9/21/2016	(7)
36,380	Czech Koruna	1,483	Bank of America, NA(a)	9/21/2016	(24)
746,724	Czech Koruna	31,183	Bank of America, NA(a)	9/21/2016	244
19,689	Czech Koruna	808	Bank of America, NA(a)	9/21/2016	(8)
151,842	Czech Koruna	6,234	Bank of America, NA(a)	9/21/2016	(57)
2,233,569	Czech Koruna	93,596	Bank of America, NA(a)	9/21/2016	1,052
103,912	Czech Koruna	4,276	Bank of America, NA(a)	9/21/2016	(29)
3,536,236	Czech Koruna	145,139	Bank of America, NA(a)	9/21/2016	(1,379)
4,712,834	Danish Krone	722,576	JPMorgan Chase Bank, NA	8/18/2016	13,805
1,812,042	Danish Krone	269,565	JPMorgan Chase Bank, NA	8/18/2016	(2,951)
38,206	Euro	42,065	Bank of America, NA(a)	8/5/2016	(654)
56,476	Euro	62,701	Bank of America, NA(a)	8/5/2016	(446)
27,068	Euro	29,984	Bank of America, NA(a)	8/5/2016	(281)
174,960	Euro	193,748	Bank of America, NA(a)	8/5/2016	(1,879)
72,945	Euro	81,083	Bank of America, NA(a)	8/5/2016	(478)
76,096	Euro	84,406	Bank of America, NA(a)	8/5/2016	(679)
19,437	Euro	21,427	Bank of America, NA(a)	8/5/2016	(306)
15,870	Euro	17,597	Bank of America, NA(a)	8/5/2016	(148)
49,699	Euro	55,354	Bank of America, NA(a)	8/5/2016	(216)
7,142,463	Euro	7,915,385	JPMorgan Chase Bank, NA	8/12/2016	(72,888)
206,922	Euro	231,104	JPMorgan Chase Bank, NA	8/18/2016	(378)
378,602	Euro	421,334	JPMorgan Chase Bank, NA	8/18/2016	(2,204)
740,329	Euro	828,058	JPMorgan Chase Bank, NA	8/18/2016	(141)
465,822	Euro	516,104	JPMorgan Chase Bank, NA	8/18/2016	(5,006)
1,683,072	Euro	1,861,937	JPMorgan Chase Bank, NA	8/18/2016	(20,899)
503,320	Euro	574,287	JPMorgan Chase Bank, NA	8/18/2016	11,228
5,954,156	Euro	6,763,028	JPMorgan Chase Bank, NA	8/18/2016	102,173
4,909,442	Euro	$5,614,880	JPMorgan Chase Bank, NA	8/18/2016	$122,736
918,875	Euro	1,027,967	JPMorgan Chase Bank, NA	8/18/2016	31
24,410	Euro	27,076	JPMorgan Chase Bank, NA	9/30/2016	(285)
566,850	Euro	631,460	JPMorgan Chase Bank, NA	9/30/2016	(3,911)
81,518	Hong Kong Dollar	10,510	Bank of America, NA(a)	8/5/2016	3
145,000	Hong Kong Dollar	18,695	Bank of America, NA(a)	8/5/2016	5
170,950	Hong Kong Dollar	22,039	Bank of America, NA(a)	8/5/2016	4
18,921,275	Hong Kong Dollar	2,439,849	JPMorgan Chase Bank, NA	8/12/2016	758
1,302,569	Hungarian Forint	4,727	Bank of America, NA(a)	9/21/2016	44
33,299,320	Hungarian Forint	120,484	Bank of America, NA(a)	9/21/2016	776
1,401,321	Hungarian Forint	4,936	Bank of America, NA(a)	9/21/2016	(102)
69,536,215	Hungarian Forint	244,053	Bank of America, NA(a)	9/21/2016	(5,923)
26,626,141	Hungarian Forint	93,484	Bank of America, NA(a)	9/21/2016	(2,234)
690,949	Hungarian Forint	2,459	Bank of America, NA(a)	9/21/2016	(25)
21,693,082	Hungarian Forint	76,081	Bank of America, NA(a)	9/21/2016	(1,903)
38,192	Hungarian Forint	135	Bank of America, NA(a)	9/21/2016	(2)
535,719	Hungarian Forint	1,900	Bank of America, NA(a)	9/21/2016	(26)
437,526	Hungarian Forint	1,536	Bank of America, NA(a)	9/21/2016	(37)
1,473,531	Hungarian Forint	5,226	Bank of America, NA(a)	9/21/2016	(71)
3,933,816	Hungarian Forint	13,853	Bank of America, NA(a)	9/21/2016	(289)
28,522,567	Hungarian Forint	100,118	Bank of America, NA(a)	9/21/2016	(2,418)
41,952,992	Hungarian Forint	149,891	Bank of America, NA(a)	9/21/2016	(926)
64,338,683	Hungarian Forint	224,724	Bank of America, NA(a)	9/21/2016	(6,567)
59,861	Hungarian Forint	209	Bank of America, NA(a)	9/21/2016	(6)
3,232,750	Hungarian Forint	11,166	Bank of America, NA(a)	9/21/2016	(455)
27,051,414	Hungarian Forint	97,441	Bank of America, NA(a)	9/21/2016	194
67,062,069	Hungarian Forint	234,105	Bank of America, NA(a)	9/21/2016	(6,976)
24,058,636	Hungarian Forint	87,248	Bank of America, NA(a)	9/21/2016	760
23,553,486	Hungarian Forint	83,677	Bank of America, NA(a)	9/21/2016	(995)
11,889	Hungarian Forint	42	Bank of America, NA(a)	9/21/2016	(1)
118,472	Hungarian Forint	414	Bank of America, NA(a)	9/21/2016	(12)
55,816	Hungarian Forint	196	Bank of America, NA(a)	9/21/2016	(5)
10,472,240	Hungarian Forint	37,549	Bank of America, NA(a)	9/21/2016	(98)
509,622	Hungarian Forint	1,798	Bank of America, NA(a)	9/21/2016	(34)
261,796	Hungarian Forint	920	Bank of America, NA(a)	9/21/2016	(21)
3,696,716	Hungarian Forint	13,252	Bank of America, NA(a)	9/21/2016	(37)
10,473,270	Hungarian Forint	37,550	Bank of America, NA(a)	9/21/2016	(100)
275,780	Hungarian Forint	973	Bank of America, NA(a)	9/21/2016	(18)
2,176,618	Indian Rupee	31,762	Bank of America, NA(a)	9/21/2016	(611)
1,169,225	Indian Rupee	17,216	Bank of America, NA(a)	9/21/2016	(174)
2,303,579	Indian Rupee	33,759	Bank of America, NA(a)	9/21/2016	(503)
363,331	Indian Rupee	5,361	Bank of America, NA(a)	9/21/2016	(43)
6,097,839	Indian Rupee	88,965	Bank of America, NA(a)	9/21/2016	(1,730)
24,163,358	Indian Rupee	$352,215	Bank of America, NA(a)	9/21/2016	$(7,173)
1,979,468	Indian Rupee	29,160	Bank of America, NA(a)	9/21/2016	(281)
11,238,641	Indian Rupee	164,423	Bank of America, NA(a)	9/21/2016	(2,732)
3,145,992	Indian Rupee	45,509	Bank of America, NA(a)	9/21/2016	(1,282)
25,789,934	Indian Rupee	376,380	Bank of America, NA(a)	9/21/2016	(7,201)
46,182,628	Indian Rupee	683,792	Bank of America, NA(a)	9/21/2016	(3,095)
47,398	Indian Rupee	699	Bank of America, NA(a)	9/21/2016	(6)
25,414,672	Indian Rupee	372,753	Bank of America, NA(a)	9/21/2016	(5,247)
22,259,433	Indian Rupee	324,113	Bank of America, NA(a)	9/21/2016	(6,958)
1,821,930	Indian Rupee	26,960	Bank of America, NA(a)	9/21/2016	(138)
24,337	Indian Rupee	359	Bank of America, NA(a)	9/21/2016	(3)
8,843,506	Indian Rupee	129,935	Bank of America, NA(a)	9/21/2016	(1,597)
5,622,871	Indian Rupee	82,448	Bank of America, NA(a)	9/21/2016	(1,183)
19,774,977	Indian Rupee	288,922	Bank of America, NA(a)	9/21/2016	(5,197)
7,858,591	Indian Rupee	115,070	Bank of America, NA(a)	9/21/2016	(1,813)
575,205	Indian Rupee	8,496	Bank of America, NA(a)	9/21/2016	(59)
2,066,497	Indian Rupee	30,281	Bank of America, NA(a)	9/21/2016	(455)
42,528,683	Indian Rupee	622,374	Bank of America, NA(a)	9/21/2016	(10,167)
1,594,289	Indian Rupee	23,481	Bank of America, NA(a)	9/21/2016	(231)
1,171,853	Israeli New Shekel	305,454	Bank of America, NA(a)	9/21/2016	(2,149)
1,051,408	Israeli New Shekel	272,362	Bank of America, NA(a)	9/21/2016	(3,625)
1,863	Israeli New Shekel	485	Bank of America, NA(a)	9/21/2016	(4)
5,549	Israeli New Shekel	1,431	Bank of America, NA(a)	9/21/2016	(25)
144,399	Israeli New Shekel	37,553	Bank of America, NA(a)	9/21/2016	(351)
56,560	Israeli New Shekel	14,649	Bank of America, NA(a)	9/21/2016	(198)
1,451,494	Israeli New Shekel	375,257	Bank of America, NA(a)	9/21/2016	(5,749)
2,471	Israeli New Shekel	641	Bank of America, NA(a)	9/21/2016	(8)
105,262	Israeli New Shekel	27,075	Bank of America, NA(a)	9/21/2016	(555)
122,379	Israeli New Shekel	31,637	Bank of America, NA(a)	9/21/2016	(487)
1,456,117	Israeli New Shekel	376,499	Bank of America, NA(a)	9/21/2016	(5,721)
870,998	Israeli New Shekel	225,099	Bank of America, NA(a)	9/21/2016	(3,531)
69,320	Israeli New Shekel	18,000	Bank of America, NA(a)	9/21/2016	(196)
601,518	Israeli New Shekel	156,163	Bank of America, NA(a)	9/21/2016	(1,731)
50,393	Israeli New Shekel	13,106	Bank of America, NA(a)	9/21/2016	(122)
144,285	Israeli New Shekel	37,293	Bank of America, NA(a)	9/21/2016	(581)
9,443	Israeli New Shekel	2,471	Bank of America, NA(a)	9/21/2016	(8)
68,281	Israeli New Shekel	17,774	Bank of America, NA(a)	9/21/2016	(149)
60,481	Israeli New Shekel	15,609	Bank of America, NA(a)	9/21/2016	(267)
144,384	Israeli New Shekel	37,553	Bank of America, NA(a)	9/21/2016	(347)
144,271	Israeli New Shekel	37,553	Bank of America, NA(a)	9/21/2016	(317)
7,553	Israeli New Shekel	1,951	Bank of America, NA(a)	9/21/2016	(32)
1,250,289	Israeli New Shekel	322,728	Bank of America, NA(a)	9/21/2016	(5,463)
97,584	Israeli New Shekel	25,400	Bank of America, NA(a)	9/21/2016	(215)
1,091,490	Israeli New Shekel	$281,299	Bank of America, NA(a)	9/21/2016	$(5,209)
116,270	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(676)
116,237	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(667)
50,629	Israeli New Shekel	13,055	Bank of America, NA(a)	9/21/2016	(235)
143,701	Israeli New Shekel	37,632	Bank of America, NA(a)	9/21/2016	(88)
116,210	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(660)
116,180	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(652)
1,163,356	Israeli New Shekel	302,476	Bank of America, NA(a)	9/21/2016	(2,896)
116,204	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(659)
143,682	Israeli New Shekel	37,633	Bank of America, NA(a)	9/21/2016	(82)
116,195	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(656)
20,854	Israeli New Shekel	5,396	Bank of America, NA(a)	9/21/2016	(78)
116,237	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(667)
816,426	Israeli New Shekel	212,482	Bank of America, NA(a)	9/21/2016	(1,824)
273,081	Israeli New Shekel	71,064	Bank of America, NA(a)	9/21/2016	(618)
1,506	Israeli New Shekel	393	Bank of America, NA(a)	9/21/2016	(2)
60,090	Israeli New Shekel	15,488	Bank of America, NA(a)	9/21/2016	(285)
5,226	Israeli New Shekel	1,352	Bank of America, NA(a)	9/21/2016	(20)
38,960	Israeli New Shekel	10,152	Bank of America, NA(a)	9/21/2016	(75)
116,265	Israeli New Shekel	29,845	Bank of America, NA(a)	9/21/2016	(674)
116,270	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(676)
116,163	Israeli New Shekel	29,844	Bank of America, NA(a)	9/21/2016	(648)
79,150	Israeli New Shekel	20,731	Bank of America, NA(a)	9/21/2016	(45)
143,678	Israeli New Shekel	37,632	Bank of America, NA(a)	9/21/2016	(82)
33,205	Israeli New Shekel	8,517	Bank of America, NA(a)	9/21/2016	(199)
2,494,125	Japanese Yen	23,465	Bank of America, NA(a)	8/5/2016	(981)
3,753,999	Japanese Yen	37,333	Bank of America, NA(a)	8/5/2016	539
6,050,000	Japanese Yen	57,330	Bank of America, NA(a)	8/5/2016	(1,968)
1,820,000	Japanese Yen	17,481	Bank of America, NA(a)	8/5/2016	(357)
2,167,168	Japanese Yen	20,970	Bank of America, NA(a)	8/5/2016	(271)
6,188,252	Japanese Yen	61,228	Bank of America, NA(a)	8/5/2016	575
4,955,835	Japanese Yen	48,836	Bank of America, NA(a)	8/5/2016	262
7,919,249	Japanese Yen	78,619	Bank of America, NA(a)	8/5/2016	999
69,930,912	Japanese Yen	659,750	JPMorgan Chase Bank, NA	8/18/2016	(25,973)
74,520,000	Japanese Yen	699,605	JPMorgan Chase Bank, NA	8/18/2016	(31,118)
86,925,515	Korean Won	76,207	Bank of America, NA(a)	9/21/2016	(1,898)
17,573,990	Korean Won	15,244	Bank of America, NA(a)	9/21/2016	(547)
2,583,850	Korean Won	2,270	Bank of America, NA(a)	9/21/2016	(52)
1,480,899,154	Korean Won	1,269,752	Bank of America, NA(a)	9/21/2016	(60,876)
22,390,966	Korean Won	19,412	Bank of America, NA(a)	9/21/2016	(707)
25,525,790	Korean Won	22,084	Bank of America, NA(a)	9/21/2016	(852)
27,220,389	Korean Won	23,417	Bank of America, NA(a)	9/21/2016	(1,041)
1,211,699	Korean Won	1,055	Bank of America, NA(a)	9/21/2016	(34)
7,650,000	Korean Won	$6,458	Bank of America, NA(a)	9/21/2016	$(416)
12,950,320	Korean Won	11,403	Bank of America, NA(a)	9/21/2016	(233)
4,078,919	Korean Won	3,479	Bank of America, NA(a)	9/21/2016	(186)
22,301,880	Korean Won	19,256	Bank of America, NA(a)	9/21/2016	(783)
21,111,213	Korean Won	18,391	Bank of America, NA(a)	9/21/2016	(578)
1,315,891	Korean Won	1,145	Bank of America, NA(a)	9/21/2016	(37)
22,523,450	Korean Won	19,555	Bank of America, NA(a)	9/21/2016	(683)
17,048,700	Korean Won	15,023	Bank of America, NA(a)	9/21/2016	(296)
14,350,000	Korean Won	12,529	Bank of America, NA(a)	9/21/2016	(365)
4,386,152	Korean Won	3,759	Bank of America, NA(a)	9/21/2016	(182)
146,959,964	Korean Won	127,117	Bank of America, NA(a)	9/21/2016	(4,930)
1,553,309	Korean Won	1,361	Bank of America, NA(a)	9/21/2016	(35)
41,971,093	Korean Won	36,586	Bank of America, NA(a)	9/21/2016	(1,126)
21,600,000	Korean Won	18,828	Bank of America, NA(a)	9/21/2016	(580)
7,051,920	Korean Won	6,045	Bank of America, NA(a)	9/21/2016	(291)
4,694,998	Korean Won	4,036	Bank of America, NA(a)	9/21/2016	(183)
8,148,307	Korean Won	7,040	Bank of America, NA(a)	9/21/2016	(281)
190,786	Malaysian Ringgit	47,565	Bank of America, NA(a)	9/21/2016	296
7,719	Malaysian Ringgit	1,899	Bank of America, NA(a)	9/21/2016	(14)
43,030	Malaysian Ringgit	10,755	Bank of America, NA(a)	9/21/2016	94
605,037	Malaysian Ringgit	148,794	Bank of America, NA(a)	9/21/2016	(1,110)
125,821	Malaysian Ringgit	31,082	Bank of America, NA(a)	9/21/2016	(92)
1,975	Malaysian Ringgit	479	Bank of America, NA(a)	9/21/2016	(10)
397,622	Malaysian Ringgit	97,047	Bank of America, NA(a)	9/21/2016	(1,468)
10,601	Malaysian Ringgit	2,585	Bank of America, NA(a)	9/21/2016	(42)
342,272	Malaysian Ringgit	83,970	Bank of America, NA(a)	9/21/2016	(831)
13,968	Malaysian Ringgit	3,431	Bank of America, NA(a)	9/21/2016	(30)
16,531	Malaysian Ringgit	4,129	Bank of America, NA(a)	9/21/2016	33
24,851	Malaysian Ringgit	6,199	Bank of America, NA(a)	9/21/2016	42
147,438	Malaysian Ringgit	35,407	Bank of America, NA(a)	9/21/2016	(1,122)
30,731	Malaysian Ringgit	7,474	Bank of America, NA(a)	9/21/2016	(140)
410,992	Malaysian Ringgit	99,591	Bank of America, NA(a)	9/21/2016	(2,236)
19,296	Malaysian Ringgit	4,678	Bank of America, NA(a)	9/21/2016	(103)
16,372	Malaysian Ringgit	4,122	Bank of America, NA(a)	9/21/2016	66
551,635	Malaysian Ringgit	136,622	Bank of America, NA(a)	9/21/2016	(51)
4,649	Malaysian Ringgit	1,126	Bank of America, NA(a)	9/21/2016	(26)
38,850	Malaysian Ringgit	9,653	Bank of America, NA(a)	9/21/2016	28
98,758	Malaysian Ringgit	24,584	Bank of America, NA(a)	9/21/2016	116
42,506	Malaysian Ringgit	10,371	Bank of America, NA(a)	9/21/2016	(160)
25,303	Malaysian Ringgit	6,156	Bank of America, NA(a)	9/21/2016	(113)
559,579	Malaysian Ringgit	141,140	Bank of America, NA(a)	9/21/2016	2,499
3,163	Malaysian Ringgit	782	Bank of America, NA(a)	9/21/2016	(2)
7,845,695	Mexican Peso	415,252	JPMorgan Chase Bank, NA	8/12/2016	(2,738)
2,379,010	Norwegian Krone	$289,491	JPMorgan Chase Bank, NA	8/18/2016	$7,508
2,475,388	Norwegian Krone	294,425	JPMorgan Chase Bank, NA	8/18/2016	1,019
27	Norwegian Krone	3	JPMorgan Chase Bank, NA	8/18/2016	–(b)
1,675,700	Norwegian Krone	196,350	Bank of America, NA(a)	9/21/2016	(2,277)
10,247	Norwegian Krone	1,211	Bank of America, NA(a)	9/21/2016	(4)
5,916	Norwegian Krone	704	Bank of America, NA(a)	9/21/2016	3
970,891	Norwegian Krone	113,087	Bank of America, NA(a)	9/21/2016	(1,996)
569,689	Norwegian Krone	66,353	Bank of America, NA(a)	9/21/2016	(1,174)
850,435	Norwegian Krone	101,525	Bank of America, NA(a)	9/21/2016	720
498,826	Norwegian Krone	59,604	Bank of America, NA(a)	9/21/2016	476
28,385	Norwegian Krone	3,405	Bank of America, NA(a)	9/21/2016	40
1,600	Norwegian Krone	191	Bank of America, NA(a)	9/21/2016	1
718,528	Norwegian Krone	86,824	Bank of America, NA(a)	9/21/2016	1,654
69,108	Norwegian Krone	8,267	Bank of America, NA(a)	9/21/2016	75
4,388	Norwegian Krone	513	Bank of America, NA(a)	9/21/2016	(7)
1,533,942	Norwegian Krone	181,770	Bank of America, NA(a)	9/21/2016	(54)
6,174	Norwegian Krone	734	Bank of America, NA(a)	9/21/2016	2
11,102	Norwegian Krone	1,315	Bank of America, NA(a)	9/21/2016	(1)
3,971	Norwegian Krone	484	Bank of America, NA(a)	9/21/2016	13
1,745,991	Norwegian Krone	206,204	Bank of America, NA(a)	9/21/2016	(755)
7,164	Norwegian Krone	842	Bank of America, NA(a)	9/21/2016	(7)
68,034	Norwegian Krone	8,010	Bank of America, NA(a)	9/21/2016	(54)
129,249	Norwegian Krone	15,449	Bank of America, NA(a)	9/21/2016	129
481,962	Norwegian Krone	58,874	Bank of America, NA(a)	9/21/2016	1,745
561,472	Norwegian Krone	67,711	Bank of America, NA(a)	9/21/2016	1,158
407	Norwegian Krone	48	Bank of America, NA(a)	9/21/2016	–(b)
335,449	Norwegian Krone	39,365	Bank of America, NA(a)	9/21/2016	(397)
112,375	Norwegian Krone	13,121	Bank of America, NA(a)	9/21/2016	(199)
4,699	Norwegian Krone	555	Bank of America, NA(a)	9/21/2016	(2)
67,252	Norwegian Krone	8,075	Bank of America, NA(a)	9/21/2016	103
469,521	Norwegian Krone	55,452	Bank of America, NA(a)	9/21/2016	(202)
521,057	Norwegian Krone	62,810	Bank of America, NA(a)	9/21/2016	1,047
3,816,777	Philippine Peso	80,751	Bank of America, NA(a)	9/21/2016	(232)
1,198,773	Philippine Peso	25,373	Bank of America, NA(a)	9/21/2016	(62)
490,171	Philippine Peso	10,365	Bank of America, NA(a)	9/21/2016	(35)
66,671	Philippine Peso	1,402	Bank of America, NA(a)	9/21/2016	(13)
9,783,037	Philippine Peso	209,451	Bank of America, NA(a)	9/21/2016	1,878
8,700,024	Philippine Peso	186,796	Bank of America, NA(a)	9/21/2016	2,202
2,182,118	Philippine Peso	46,299	Bank of America, NA(a)	9/21/2016	–(b)
7,583,472	Philippine Peso	162,314	Bank of America, NA(a)	9/21/2016	1,411
6,831,612	Philippine Peso	146,162	Bank of America, NA(a)	9/21/2016	1,212
46,081	Philippine Peso	974	Bank of America, NA(a)	9/21/2016	(4)
2,295,947	Philippine Peso	48,574	Bank of America, NA(a)	9/21/2016	(141)
112,042	Philippine Peso	$2,382	Bank of America, NA(a)	9/21/2016	$5
489,199	Philippine Peso	10,242	Bank of America, NA(a)	9/21/2016	(138)
14,615,473	Philippine Peso	309,054	Bank of America, NA(a)	9/21/2016	(1,051)
34,957	Philippine Peso	743	Bank of America, NA(a)	9/21/2016	1
70,456	Philippine Peso	1,491	Bank of America, NA(a)	9/21/2016	(4)
98,123	Philippine Peso	2,073	Bank of America, NA(a)	9/21/2016	(9)
88,877	Philippine Peso	1,880	Bank of America, NA(a)	9/21/2016	(6)
607,224	Philippine Peso	12,875	Bank of America, NA(a)	9/21/2016	(9)
15,862,483	Philippine Peso	335,274	Bank of America, NA(a)	9/21/2016	(1,290)
2,590,968	Philippine Peso	54,656	Bank of America, NA(a)	9/21/2016	(318)
115,513	Philippine Peso	2,451	Bank of America, NA(a)	9/21/2016	–(b)
9,016	Polish Zloty	2,271	Bank of America, NA(a)	9/21/2016	(40)
2,191	Polish Zloty	551	Bank of America, NA(a)	9/21/2016	(11)
4,106	Polish Zloty	1,030	Bank of America, NA(a)	9/21/2016	(22)
115,459	Polish Zloty	28,893	Bank of America, NA(a)	9/21/2016	(699)
3,191	Polish Zloty	803	Bank of America, NA(a)	9/21/2016	(15)
19,899	Polish Zloty	5,098	Bank of America, NA(a)	9/21/2016	(2)
15,797	Polish Zloty	3,996	Bank of America, NA(a)	9/21/2016	(53)
6,566	Polish Zloty	1,666	Bank of America, NA(a)	9/21/2016	(17)
3,139,669	Polish Zloty	810,363	Bank of America, NA(a)	9/21/2016	5,676
29,044	Polish Zloty	7,204	Bank of America, NA(a)	9/21/2016	(240)
32,211	Polish Zloty	8,071	Bank of America, NA(a)	9/21/2016	(185)
12,417	Pound Sterling	16,246	Bank of America, NA(a)	8/5/2016	(188)
51,070	Pound Sterling	66,041	Bank of America, NA(a)	8/5/2016	(1,550)
14,374	Pound Sterling	18,626	Bank of America, NA(a)	8/5/2016	(398)
19,640	Pound Sterling	25,933	Bank of America, NA(a)	8/5/2016	(60)
34,017	Pound Sterling	45,059	Bank of America, NA(a)	8/5/2016	38
8,581	Pound Sterling	11,251	Bank of America, NA(a)	8/5/2016	(106)
15,936	Pound Sterling	20,930	Bank of America, NA(a)	8/5/2016	(161)
11,414	Pound Sterling	15,083	Bank of America, NA(a)	8/5/2016	(23)
152,687	Pound Sterling	199,753	JPMorgan Chase Bank, NA	8/18/2016	(2,369)
6,864	Pound Sterling	10,043	JPMorgan Chase Bank, NA	9/30/2016	949
575,098	Pound Sterling	755,764	JPMorgan Chase Bank, NA	9/30/2016	(6,154)
55,988	Pound Sterling	73,328	JPMorgan Chase Bank, NA	9/30/2016	(847)
264,867	Pound Sterling	346,901	JPMorgan Chase Bank, NA	9/30/2016	(4,008)
309,749	Pound Sterling	410,839	JPMorgan Chase Bank, NA	9/30/2016	468
38,985	Pound Sterling	55,547	JPMorgan Chase Bank, NA	9/30/2016	3,898
515,860	Pound Sterling	685,503	JPMorgan Chase Bank, NA	9/30/2016	2,067
44,790	Pound Sterling	59,412	JPMorgan Chase Bank, NA	9/30/2016	72
165,005	Pound Sterling	216,958	JPMorgan Chase Bank, NA	9/30/2016	(1,649)
470,470	Pound Sterling	623,502	JPMorgan Chase Bank, NA	9/30/2016	200
120,182	Pound Sterling	158,768	JPMorgan Chase Bank, NA	9/30/2016	(455)
3,592,380	Pound Sterling	4,826,176	JPMorgan Chase Bank, NA	9/30/2016	66,816
6,522	Singapore Dollar	$4,836	Bank of America, NA(a)	9/21/2016	$(26)
2,214	Singapore Dollar	1,633	Bank of America, NA(a)	9/21/2016	(18)
56,403	Singapore Dollar	41,755	Bank of America, NA(a)	9/21/2016	(299)
442,758	Singapore Dollar	328,501	Bank of America, NA(a)	9/21/2016	(1,614)
11,152	Singapore Dollar	8,204	Bank of America, NA(a)	9/21/2016	(111)
302,504	Singapore Dollar	223,886	Bank of America, NA(a)	9/21/2016	(1,657)
2,710	Singapore Dollar	1,996	Bank of America, NA(a)	9/21/2016	(25)
10,529	Singapore Dollar	7,804	Bank of America, NA(a)	9/21/2016	(46)
6,460	Singapore Dollar	4,786	Bank of America, NA(a)	9/21/2016	(31)
106,077	Singapore Dollar	78,785	Bank of America, NA(a)	9/21/2016	(304)
19,331	Singapore Dollar	14,323	Bank of America, NA(a)	9/21/2016	(90)
541	Singapore Dollar	398	Bank of America, NA(a)	9/21/2016	(5)
257,100	Singapore Dollar	191,039	Bank of America, NA(a)	9/21/2016	(652)
7,804	Singapore Dollar	5,776	Bank of America, NA(a)	9/21/2016	(43)
205,853	Singapore Dollar	153,118	Bank of America, NA(a)	9/21/2016	(364)
1,204	Singapore Dollar	893	Bank of America, NA(a)	9/21/2016	(4)
1,578	Singapore Dollar	1,163	Bank of America, NA(a)	9/21/2016	(14)
6,240	Singapore Dollar	4,597	Bank of America, NA(a)	9/21/2016	(55)
407,897	Singapore Dollar	302,153	Bank of America, NA(a)	9/21/2016	(1,970)
76,610	Singapore Dollar	56,734	Bank of America, NA(a)	9/21/2016	(386)
4,725	Singapore Dollar	3,496	Bank of America, NA(a)	9/21/2016	(27)
124,102	Singapore Dollar	92,323	Bank of America, NA(a)	9/21/2016	(206)
62,172	Singapore Dollar	46,222	Bank of America, NA(a)	9/21/2016	(133)
1,750	Singapore Dollar	1,297	Bank of America, NA(a)	9/21/2016	(8)
191,373	Singapore Dollar	142,945	Bank of America, NA(a)	9/21/2016	260
6,925,109	South African Rand	447,492	JPMorgan Chase Bank, NA	8/18/2016	(49,704)
4,148,892	South African Rand	267,869	JPMorgan Chase Bank, NA	8/18/2016	(30,005)
12,750,512	South African Rand	824,573	JPMorgan Chase Bank, NA	8/18/2016	(90,864)
18,002,507	South African Rand	1,176,096	Bank of America, NA(a)	9/21/2016	(107,688)
740	South African Rand	51	Bank of America, NA(a)	9/21/2016	(2)
3,633	South African Rand	251	Bank of America, NA(a)	9/21/2016	(8)
6,540	South African Rand	457	Bank of America, NA(a)	9/21/2016	(9)
4,635	South African Rand	320	Bank of America, NA(a)	9/21/2016	(11)
28,017	South African Rand	1,805	Bank of America, NA(a)	9/21/2016	(193)
50,414	South African Rand	3,482	Bank of America, NA(a)	9/21/2016	(113)
40,140	South African Rand	2,588	Bank of America, NA(a)	9/21/2016	(274)
115,171	Swedish Krona	13,659	Bank of America, NA(a)	8/5/2016	198
116,577	Swedish Krona	13,649	Bank of America, NA(a)	8/5/2016	23
148,350	Swedish Krona	17,385	Bank of America, NA(a)	8/5/2016	46
10,597,928	Swedish Krona	1,238,542	JPMorgan Chase Bank, NA	8/12/2016	(562)
7,167,627	Swedish Krona	861,050	JPMorgan Chase Bank, NA	8/18/2016	22,769
3,660,286	Swedish Krona	433,056	JPMorgan Chase Bank, NA	8/18/2016	4,972
937,105	Swedish Krona	113,692	Bank of America, NA(a)	9/21/2016	3,897
2,030,513	Swedish Krona	$239,314	Bank of America, NA(a)	9/21/2016	$1,410
1,993,181	Swedish Krona	234,685	Bank of America, NA(a)	9/21/2016	1,155
1,043,741	Swedish Krona	121,528	Bank of America, NA(a)	9/21/2016	(761)
61,831	Swedish Krona	7,529	Bank of America, NA(a)	9/21/2016	285
1,767,310	Swedish Krona	206,998	Bank of America, NA(a)	9/21/2016	(68)
1,846,450	Swedish Krona	216,392	Bank of America, NA(a)	9/21/2016	54
2,176,280	Swedish Krona	258,350	Bank of America, NA(a)	9/21/2016	3,368
953,915	Swedish Krona	116,983	Bank of America, NA(a)	9/21/2016	5,218
815,707	Swedish Krona	94,289	Bank of America, NA(a)	9/21/2016	(1,283)
1,329,449	Swedish Krona	154,746	Bank of America, NA(a)	9/21/2016	(1,018)
1,054,722	Swedish Krona	127,900	Bank of America, NA(a)	9/21/2016	4,324
1,244	Swedish Krona	145	Bank of America, NA(a)	9/21/2016	(1)
1,979,166	Swedish Krona	235,017	Bank of America, NA(a)	9/21/2016	3,129
1,250,844	Swedish Krona	146,352	Bank of America, NA(a)	9/21/2016	(202)
21,193	Swedish Krona	2,482	Bank of America, NA(a)	9/21/2016	(1)
444,734	Swedish Krona	51,571	Bank of America, NA(a)	9/21/2016	(536)
115,104	Swedish Krona	13,879	Bank of America, NA(a)	9/21/2016	393
1,335,237	Swedish Krona	154,599	Bank of America, NA(a)	9/21/2016	(1,843)
1,465,825	Swedish Krona	176,570	Bank of America, NA(a)	9/21/2016	4,828
2,931,701	Swedish Krona	357,299	Bank of America, NA(a)	9/21/2016	13,808
674,537	Swedish Krona	82,120	Bank of America, NA(a)	9/21/2016	3,088
67,435	Swedish Krona	7,928	Bank of America, NA(a)	9/21/2016	27
3,092,767	Swedish Krona	376,620	Bank of America, NA(a)	9/21/2016	14,258
2,414,176	Swedish Krona	288,396	Bank of America, NA(a)	9/21/2016	5,541
1,873,046	Swedish Krona	222,484	Bank of America, NA(a)	9/21/2016	3,030
2,173,063	Swedish Krona	257,716	Bank of America, NA(a)	9/21/2016	3,110
3,116,101	Swedish Krona	375,115	Bank of America, NA(a)	9/21/2016	10,019
1,565,657	Swedish Krona	183,499	Bank of America, NA(a)	9/21/2016	60
1,964,908	Swedish Krona	231,511	Bank of America, NA(a)	9/21/2016	1,294
6,049	Swedish Krona	714	Bank of America, NA(a)	9/21/2016	5
1,288,852	Swedish Krona	155,678	Bank of America, NA(a)	9/21/2016	4,670
642,016	Swedish Krona	74,701	Bank of America, NA(a)	9/21/2016	(520)
319,891	Swedish Krona	37,651	Bank of America, NA(a)	9/21/2016	171
101,680	Swedish Krona	11,834	JPMorgan Chase Bank, NA	9/30/2016	(85)
23,513,400	Swedish Krona	2,785,791	JPMorgan Chase Bank, NA	9/30/2016	29,475
1,823,345	Swiss Franc	1,864,502	JPMorgan Chase Bank, NA	8/12/2016	(17,826)
223,341	Swiss Franc	226,595	JPMorgan Chase Bank, NA	8/18/2016	(4,057)
663,323	Swiss Franc	690,232	JPMorgan Chase Bank, NA	8/18/2016	5,196
454,017	Swiss Franc	466,249	JPMorgan Chase Bank, NA	8/18/2016	(2,629)
276,862	Swiss Franc	283,076	JPMorgan Chase Bank, NA	8/18/2016	(2,848)
15,000	Swiss Franc	15,682	JPMorgan Chase Bank, NA	9/30/2016	153
26,600	Swiss Franc	27,257	JPMorgan Chase Bank, NA	9/30/2016	(281)
70,039	Taiwan Dollar	2,156	Bank of America, NA(a)	9/21/2016	(51)
130,636	Taiwan Dollar	$4,048	Bank of America, NA(a)	9/21/2016	$(69)
4,411	Taiwan Dollar	138	Bank of America, NA(a)	9/21/2016	(1)
163,185	Taiwan Dollar	5,028	Bank of America, NA(a)	9/21/2016	(114)
2,759	Taiwan Dollar	86	Bank of America, NA(a)	9/21/2016	(1)
71,876,234	Taiwan Dollar	2,241,929	Bank of America, NA(a)	9/21/2016	(23,079)
88,826	Taiwan Dollar	2,743	Bank of America, NA(a)	9/21/2016	(56)
94,664	Taiwan Dollar	2,920	Bank of America, NA(a)	9/21/2016	(63)
111,370	Turkish Lira	37,549	Bank of America, NA(a)	9/21/2016	716
170,880	Turkish Lira	58,139	Bank of America, NA(a)	9/21/2016	1,625
8,287	Turkish Lira	2,816	Bank of America, NA(a)	9/21/2016	75
363,557	Turkish Lira	122,782	Bank of America, NA(a)	9/21/2016	2,545
111,361	Turkish Lira	37,549	Bank of America, NA(a)	9/21/2016	719
16,646	Turkish Lira	5,658	Bank of America, NA(a)	9/21/2016	153
110,258	Turkish Lira	37,632	Bank of America, NA(a)	9/21/2016	1,167
77,839	Turkish Lira	26,403	Bank of America, NA(a)	9/21/2016	660
963	Turkish Lira	312	Bank of America, NA(a)	9/21/2016	(7)
822,429	Turkish Lira	276,756	Bank of America, NA(a)	9/21/2016	4,758
525,526	Turkish Lira	175,328	Bank of America, NA(a)	9/21/2016	1,524
422,374	Turkish Lira	142,578	Bank of America, NA(a)	9/21/2016	2,888
723,825	Turkish Lira	246,447	Bank of America, NA(a)	9/21/2016	7,060
7,314	Turkish Lira	2,489	Bank of America, NA(a)	9/21/2016	70
102,788	Turkish Lira	35,111	Bank of America, NA(a)	9/21/2016	1,116
176,923	Turkish Lira	57,563	Bank of America, NA(a)	9/21/2016	(950)
59,248	Turkish Lira	19,750	Bank of America, NA(a)	9/21/2016	155
323,139	Turkish Lira	104,157	Bank of America, NA(a)	9/21/2016	(2,713)
110,146	Turkish Lira	37,632	Bank of America, NA(a)	9/21/2016	1,204
82,595	Turkish Lira	27,681	Bank of America, NA(a)	9/21/2016	365
18,652	Turkish Lira	6,111	Bank of America, NA(a)	9/21/2016	(58)
103,771	Turkish Lira	34,994	Bank of America, NA(a)	9/21/2016	674
1,844	Turkish Lira	603	Bank of America, NA(a)	9/21/2016	(7)
95,079	Turkish Lira	32,366	Bank of America, NA(a)	9/21/2016	921
	Total				$(289,787)

(a) The investment is held by the Subsidiary (see Notes to Schedule of Investments.)

(b) Amount less than one dollar.

Total return swap contracts (“total return swaps”)
At July 31, 2016, the Fund had outstanding total return swaps as follows:

Long Total Return Swaps
Swap Counterparty	Reference Entity	Termination Date	Currency	Notional Value(b)	Unrealized Appreciation (Depreciation)
Bank of America, NA	KOSPI 200 Index Futures(a)	9/8/2016	KRW	2,369,897,580	$25,950

KRW	Korean Won
(a) The investment is held by the Subsidiary (see Notes to Schedule of Investments.)
(b) Notional value represents the value (including any fees or commissions) of the long positions when they were established.

Short Total Return Swaps
Swap Counterparty	Reference Entity	Termination Date	Currency	Notional Value(b)	Unrealized Appreciation (Depreciation)
Bank of America, NA	IBEX 35 Index Futures(a)	8/19/2016	EUR	(761,466)	$(11,058)

EUR	Euro
(a) The investment is held by the Subsidiary (see Notes to Schedule of Investments.)
(b) Notional value represents the value (including any fees or commissions) of the short positions when they were established.

At July 31, 2016, the Fund had deposited cash collateral of $2,663,436 in a segregated account for Bank of America, NA.

Credit default swap contracts (“credit default swaps”)
            At July 31, 2016, the Fund had outstanding over-the-counter (“OTC”) credit default swaps as follows:

OTC Credit Default Swaps—Buy Protection
Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
JPMorgan Chase Bank, NA	Assured Guaranty Municipal Corp., 0.00%, 12/31/99	$2,000,000	5.00	6/20/2021	$(180,020)	$(55,078)	$(11,111)	$ (246,209)
JPMorgan Chase Bank, NA	Avon Products, Inc., 6.50%, 03/01/19	2,000,000	5.00	9/20/2020	106,911	10,892	(11,111)	106,692
JPMorgan Chase Bank, NA	Avon Products, Inc., 6.50%, 03/01/19	1,000,000	5.00	12/20/2020	155,101	(85,908)	(5,556)	63,637
JPMorgan Chase Bank, NA	Best Buy Co., Inc., 5.50%, 03/15/21	3,000,000	5.00	9/20/2020	(303,157)	(106,668)	(16,667)	(426,492)
JPMorgan Chase Bank, NA	Gap, Inc. (The), 5.95%, 04/12/21	3,000,000	1.00	12/20/2020	265,782	(66,344)	(3,333)	196,105
JPMorgan Chase Bank, NA	JC Penney Corp., Inc., 6.38%, 10/15/36	2,000,000	5.00	9/20/2020	79,193	(48,725)	(11,111)	19,357
JPMorgan Chase Bank, NA	Nordstrom, Inc., 6.95%, 03/15/28	2,000,000	1.00	12/20/2020	46,939	(1,720)	(2,222)	42,997
JPMorgan Chase Bank, NA	Staples, Inc., 2.75%, 01/12/18	3,000,000	1.00	9/20/2020	73,527	5,789	(3,333)	75,983
JPMorgan Chase Bank, NA	United States Steel Corp., 6.65%, 06/01/37	2,000,000	5.00	9/20/2020	37,207	48,746	(11,111)	74,842

Total					$281,483	$(299,016)	$(75,555)	$ (93,088)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the OTC credit default swaps.

OTC Credit Default Swap—Sell Protection
Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
JPMorgan Chase Bank, NA	United States Steel Corp., 6.65%, 06/01/37	$2,000,000	5.00%	6/20/2019	$(167,358)	$224,038	$11,111	$67,791

					$(167,358)	$224,038	$11,111	$67,791

*       The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the OTC credit default swaps.

              At July 31, 2016, the Fund had outstanding centrally cleared credit default index swaps as follows:

Centrally Cleared Credit Default Swap—Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit	CDX North America Investment Grade	$10,000,000	1.000	6/20/2021	$(87,949)	$(43,131)	$(11,111)	$ (142,191)
ICE Clear Credit	iTraxx Europe Crossover Index	EUR 6,000,000	5.000	6/20/2021	(523,336)	(12,318)	(37,267)	(572,921)

Total					$(611,285)	$(55,449)	$(48,378)	$ (715,112)

*    The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the centrally cleared credit default index swaps.

 EUR  Euro

The Fund had deposited $726,443 in segregated accounts to cover margin requirements on open centrally cleared swaps.

Equity swap contracts (“equity swaps”)
At July 31, 2016, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/1/2016-7/28/2017	$(1,005,604)
* The following table represents the individual long and short positions and related values of the equity swaps with JPMorgan Chase Bank, NA as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Porto Sudeste Royalties FIP	3,867,765	$2,335,635	$(1,142,764)

Canada
Athabasca Oil Corp.	95,827	$108,728	$(18,453)

France
AXA SA	19,021	372,472	15,198
Capgemini SA	6,841	577,955	79,411
Eiffage SA	13,186	932,497	80,717
Schneider Electric SE	6,160	382,439	20,581
Television Francaise 1	56,080	593,687	(51,542)
Valeo SA	2,922	144,709	5,236
Vinci SA	10,671	761,765	48,175
Vivendi SA	19,623	372,392	13,397
			211,173
Ireland
Bank of Ireland	1,324,862	365,517	(91,496)

Spain
Abertis Infraestructuras SA	24,810	338,314	51,954
Telepizza Group Sa	32,322	280,892	(86,336)
			(34,382)

United Kingdom
Premier Oil plc	108,923	104,645	(13,107)
SABMiller plc	21,129	1,181,586	52,709
Shire plc	8,905	487,496	86,567
			126,169

United States
Safeway, Inc.	429,292	0(b)	107,323(c)
Safeway, Inc.	429,292	0(b)	8,586(c)
Signet Jewelers Ltd.	5,682	741,427	(241,923)
			(126,014)

Total Long Positions of Equity Swaps			(1,075,767)

Short Positions

France
L'Oreal SA	(2,948)	(569,448)	8,327

United Kingdom
CYBG plc	(45,035)	(144,849)	(10,592)

Rio Tinto plc	(8,600)	(278,016)	(2,143)
			(12,735)

Total Short Positions of Equity Swaps			(4,408)

Total Long and Short Positions of Equity Swaps			(1,080,175)
Financing Costs and Other Receivables/(Payables)			74,571
Equity Swaps, at value—JPMorgan Chase Bank, NA			$(1,005,604)

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/2/2016- 7/20/2017	$(232,534)
* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Cia Brasileira de Distribuicao	12,168	$147,463	$35,908
Hypermarcas SA	44,132	277,553	96,067
			131,975
France
Amundi SA	7,680	390,528	(54,849)
BNP Paribas SA	18,773	1,087,912	(156,980)
Iliad SA	7,321	1,742,009	(319,068)
JCDecaux SA	5,986	240,717	(35,830)
LVMH Moet Hennessy Louis Vuitton SE	14,231	2,176,030	264,604
Publicis Groupe SA	16,635	1,112,280	126,342
Remy Cointreau SA	12,723	939,175	173,450
Societe Generale SA	5,847	229,870	(30,134)
			(32,465)
India
Dr Reddy's Laboratories Ltd.	9,667	452,671	(30,706)

Ireland
Ryanair Holdings plc	135,329	2,170,221	(364,481)

Jordan
Hikma Pharmaceuticals plc	19,065	537,066	127,534

Luxembourg
Eurofins Scientific SE	2,497	932,185	4,273

South Africa
Aspen Pharmacare Holdings Ltd.	18,954	383,100	128,940

South Korea
NAVER Corp.	716	387,586	66,246

Sweden
Meda AB	42,360	750,032	40,041

Switzerland
LafargeHolcim Ltd.	30,411	1,384,714	62,412
Syngenta AG	1,536	615,232	(11,259)
			51,153
Turkey
Migros Ticaret A/S	55,037	323,141	(23,956)

United Kingdom
Admiral Group plc	21,291	522,253	87,509
ARM Holdings plc	16,156	357,525	(24)
ASOS plc*	12,520	551,467	194,993
Barclays plc	299,987	837,441	(223,850)
Burberry Group plc	8,799	144,056	9,659
Croda International plc	26,756	1,062,780	114,610
ITV plc	810,078	2,633,917	(532,605)
Pets At Home Group plc	37,209	142,063	(22,154)
RSA Insurance Group plc	152,199	879,906	122,600
Smith & Nephew plc	16,106	272,573	(7,621)
Smiths Group plc	19,982	$260,303	$73,700
Sports Direct International plc	853,856	5,000,452	(1,728,999)
			(1,912,182)
United States
Alphabet, Inc.	2,566	1,991,558	39,020
Apple, Inc.	15,293	1,623,103	(29,420)
Coach, Inc.	23,361	774,200	232,893
Expedia, Inc.	7,553	911,546	(30,488)
Mead Johnson Nutrition Co.	12,758	1,015,907	122,107
			334,112

Total Long Positions of Equity Swaps			(1,479,516)

Short Positions

France
Air France-KLM	(66,942)	(498,886)	110,460
Electricite de France SA	(20,223)	(288,796)	24,155
Kering	(3,071)	(547,390)	(35,941)
Lagardere SCA	(27,733)	(818,420)	110,100
Orange SA	(55,984)	(980,382)	123,523
			332,297
Germany
Deutsche Lufthansa AG	(36,016)	(551,877)	123,851
Deutsche Telekom AG	(56,587)	(1,035,316)	72,117
			195,968
Italy
Eni SpA	(49,749)	(796,716)	35,843

Netherlands
Koninklijke Ahold NV	(53,937)	(1,262,839)	(25,203)

Spain
Industria de Diseno Textil SA	(40,911)	(1,423,054)	7,904

Switzerland
Givaudan SA	(520)	(988,428)	(80,330)
Roche Holding AG	(1,395)	(384,461)	28,227
			(52,103)
United Kingdom
Bunzl plc	(37,075)	(932,874)	(227,558)
GlaxoSmithKline plc	(29,777)	(533,670)	(131,544)
Marks & Spencer Group plc	(570,437)	(3,365,609)	955,070
WPP plc	(47,165)	(965,216)	(94,684)
			501,284
United States
Merck & Co., Inc.	(6,021)	(322,088)	(31,104)
Pfizer, Inc.	(10,324)	(332,782)	(48,070)
			(79,174)

Total Short Positions of Equity Swaps			916,816

Total Long and Short Positions of Equity Swaps			(562,700)
Financing Costs and Other Receivables/(Payables)			330,166
Equity Swaps, at value—Morgan Stanley Capital Services LLC			(232,534)
Total Equity Swaps, at value			$(1,238,138)

(a) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(b) Amount less than one dollar.
(c) These securities have been deemed by the investment manager to be illiquid.

At July 31, 2016, the Fund had deposited cash collateral of $3,323,557 and $11,310,000 in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively.

Written option contracts (“options written”)
At July 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Carmike Cinemas, Inc., Call	22	$30	9/16/2016	$(2,860)
Ferro Corp., Call	18	12.5	9/16/2016	(1,980)
iShares Russell 2000 ETF, Put	178	89	9/30/2016	(1,780)
Monsanto Co., Call	8	110	8/19/2016	(1,784)
Relypsa, Inc., Call	257	32	9/16/2016	(10,280)
SPDR S&P500 ETF Trust, Put	110	161	9/30/2016	(990)

Total				$(19,674)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2016:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Airlines	$316	$—	$9	$325
Capital Markets	1,601	—	—(c)	1,601
Health Care Equipment & Supplies	19,548	—	16	19,564
Life Sciences Tools & Services	5,725	844	—	6,569
Media	24,388	332	1	24,721
Other Common Stocks(b)	236,990	—	—	236,990

Total Common Stocks	288,568	1,176	26	289,770
Loan Assignments
Construction & Engineering	—	—	227	227
Health Care Equipment & Supplies	—	—	783	783
Insurance	—	5,079	375	5,454
Professional Services	—	—	1,989	1,989
Semiconductors & Semiconductor Equipment	—	—	3,266	3,266
Other Loan Assignments(b)	—	48,834	—	48,834

Total Loan Assignments	—	53,913	6,640	60,553
Corporate Bonds
Banks	—	—	14,037	14,037
Capital Markets	—	—	5,200	5,200
Other Corporate Bonds(b)	—	39,491	—	39,491

Total Corporate Bonds	—	39,491	19,237	58,728

Asset-Backed Securities	—	48,356	—	48,356

Commercial Mortgage-Backed Securities	—	47,136	—	47,136

Master Limited Partnerships	24,443	—	—	24,443

Collateralized Mortgage Obligations	—	10,817	—	10,817

Convertible Bonds
Automobiles	—	2,812	—	2,812
Diversified Consumer Services	—	937	—	937
Oil, Gas & Consumable Fuels	$—	$1,203	$—	$1,203
Semiconductors & Semiconductor Equipment	—	—	1,096	1,096

Total Convertible Bonds	—	4,952	1,096	6,048
U.S. Treasury Obligation	—	964	—	964

Convertible Preferred Stock	—	495	—	495

Rights
Biotechnology	—	—	96	96

Food & Staples Retailing	—	—	30	30

Pharmaceuticals	—	—	—(c)	—(c)

Wireless Telecommunication Services	—	—	189	189

Other Rights(b)	— (c)	—	—	0(c)

Total Rights	— (c)	—	315	315

Warrants
Insurance	—	—	—(c)	—(c)
Other Warrants(b)	53	—	—	53

Total Warrants	53	—	—(c)	53
Options Purchased	40	—	—	40

Short-Term Investments	—	150,652	—	150,652

Total Long Positions	$313,104	$357,952	$27,314	$698,370

(b) The Schedule of Investments provides information on the industry categorization for the portfolio. (c) Amount less than one thousand dollars.

(a) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/16
Investment in Securities:

Common Stocks(b)
Airlines	$—	$—	$(46)	$—	$—	$55	$—	$9	$(46)
Capital Markets	—	—	(197)	—	(60)	257	—	—	1,128

Health Care Equipment & Supplies	16	—	—	—	—	—	—	16	—
Media	1	—	—	—	—	—	—	1	—

Loan Assignments(c)
Commercial Services & Supplies	448	0(d)	(27)	—	(421)	—	—	—	—
Construction & Engineering	—	—	2	225	—	—	—	227	2
Diversified Financial Services	2,867	—	—	—	—	—	(2,867)	—	—
Electronic Equipment, Instruments & Components	289	0(d)	(12)	—	(277)	—	—	—	—
Food Products	1,843	4	12	5	(1,864)	—	—	—	—
Health Care Equipment & Supplies	—	0(d)	10	773	—	—	—	783	10
Household Products	376	0(d)	(12)	—	(364)	—	—	—	—
Independent Power & Renewable Electricity Producers	687	0(d)	(14)	—	(673)	—	—	—	—
Insurance	771	0(d)	(344)	—	(747)	695	—	375	(320)
Professional Services	2,652	7	13	—	(683)	—	—	1,989	(11)
Semiconductors & Semiconductor Equipment	—	64	(582)	3,784	—	—	—	3,266	(582)

Corporate Bonds(c)
Banks	18,557	177	(4,697)	—	—	—	—	14,037	(4,697)
Capital Markets	6,200	77	(1,077)	—	—	—	—	5,200	(1,077)
Chemicals	1	—	—	—	—	—	(1)	—	—

Convertible Bonds(c)
Semiconductors & Semiconductor Equipment	—	51	(511)	1,556	—	—	—	1,096	(511)

Rights(b)
Biotechnology	3	—	65	—	(40)	68	—	96	24
Food & Staples Retailing	45	—	(15)	—	—	—	—	30	(15)
Life Sciences Tools & Services	15	—	0(d)	—	(15)	—	—	—	—
Pharmaceuticals	—	—	—	—	—	—	—	—	—
Wireless Telecommunication Services	222	—	(33)	—	—	—	—	189	(33)

Warrants(b)
Insurance	—	—	—	—	—	—	—	—	—
Total	$34,993	$380	$(7,465)	$6,343	$(5,144)	$1,075	$(2,868)	$27,314	$(6,128)

(b) As of the period ended July 31, 2016, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(c) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d) Amount less than one thousand dollars.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $2,868,000 was transferred from Level 3 to Level 2. In addition, approximately $818,000 was transferred from Level 2 to Level 3. In addition, approximately $257,000 was transferred from Level 1 to Level 3. Bank loans, corporate bonds and common stocks that transferred in or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or the pricing methodology being based on dated inputs by Management (Level 3). In addition, approximately $1,581,000 was transferred from Level 1 to Level 2 due to the pricing methodology being based on terms of the corporate action. In addition, approximately $7,506,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of July 31, 2016. As of October 31, 2015, these securities had been categorized as Level 2 due to the use of Interactive provided adjusted prices as stated in the description of the valuation methods of foreign equity securities.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2016:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks Sold Short
IT Services	$(4,401)	$—	$(95)	$(4,496)
Other Common Stocks Sold Short(b)	(110,522)	—	—	(110,522)
Total Common Stocks Sold Short	(114,923)	—	(95)	(115,018)
Exchange Traded Funds Sold Short	(31,455)	—	—	(31,455)
Corporate Bonds Sold Short(b)	—	(17,422)	—	(17,422)
Exchange Traded Note Sold Short	(2,834)	—	—	(2,834)
Master Limited Partnerships Sold Short(b)	(1,955)	—	—	(1,955)
Total Short Positions	$(151,167)	$(17,422)	$(95)	$(168,684)

(b) The Schedule of Investments provides information on the industry categorization for the portfolio.

(a) The following is a reconciliation between the beginning and ending balances of short investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/16

Investment in Securities:
Common Stocks Sold Short(b)
IT Services	$(122)	$—	$27	$—	$—	$—	$—	$(95)	$27
Total	$(122)	$—	$27	$—	$—	$—	$—	$(95)	$27

(b) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2016:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3(a)	Total

Forward contracts(b)
Assets	$—	$1,315	$—	$1,315
Liabilities	—	(1,377)	—	(1,377)

Futures(b)
Assets	4,502	—	—	4,502
Liabilities	(2,876)	—	—	(2,876)

Swap contracts(b)
Assets	—	5,254	116	5370
Liabilities	—	(7,334)	—	(7,334)

Options written
Liabilities	(20)	—	—	(20)

Total	$1,606	$(2,142)	$116	$(420)

(b)   Forward contracts, futures, and swap contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(a)    The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/16
Investment in Securities:
Equity Swaps(b)
United States	$172	$—	$(56)	$—	$—	$—	$—	$116	$(56)
Total	$172	$—	$(56)	$—	$—	$—	$—	$116	$(56)

(b) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Long Short Multi-Manager Fund (Unaudited)
7/31/2016

Investments	Shares	Value ($000)

LONG POSITIONS - 117.8%

COMMON STOCKS - 60.4%

Automobiles - 0.3%
Bayerische Motoren Werke AG (Germany)(a)	609	53
Hyundai Motor Co. (South Korea)	292	34
		87
Banks - 0.7%
JPMorgan Chase & Co.	2,900	186
Societe Generale SA (France)(a)	392	13
		199
Beverages - 2.1%
Anheuser-Busch InBev SA/NV (Belgium)(a)	1,060	137
Anheuser-Busch InBev SA/NV, ADR (Belgium)	1,100	142
Asahi Group Holdings Ltd. (Japan)	5,300	182
Carlsberg A/S, Class B (Denmark)	1,083	107
Molson Coors Brewing Co., Class B	359	37
		605
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc.*(b)	1,601	206
Biogen, Inc.*(b)	722	209
BioMarin Pharmaceutical, Inc.*(b)	2,249	224
Celgene Corp.*(a)	1,884	211
Cepheid*	3,949	139
Incyte Corp.*(a)(b)	1,695	153
Ironwood Pharmaceuticals, Inc.*(b)	16,181	229
Neurocrine Biosciences, Inc.*(a)(b)	6,091	306
Portola Pharmaceuticals, Inc.*(a)	1,563	40
Seattle Genetics, Inc.*(b)	5,009	241
TESARO, Inc.*(a)(b)	1,637	153
		2,111
Capital Markets - 0.0%(c)
Intertrust NV (Netherlands)*(a)(d)	130	3

Chemicals - 3.0%
Air Products & Chemicals, Inc.	2,100	314
Monsanto Co.	1,950	208
PPG Industries, Inc.	1,800	188
WR Grace & Co.	2,200	165
		875
Commercial Services & Supplies - 1.5%
Tyco International plc	9,760	445

Construction Materials - 0.2%
HeidelbergCement AG (Germany)(a)	808	68

Containers & Packaging - 0.3%
Ball Corp.	1,038	73

Diversified Financial Services - 0.9%
Pace Holdings Corp.*	25,900	263

Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Italy)*	61,516	52

Electric Utilities - 2.1%
American Electric Power Co., Inc.(a)	63	4
Avangrid, Inc.(a)	386	18
Edison International(a)	921	71
Empire District Electric Co. (The)	840	28
Exelon Corp.(a)	1,594	60
NextEra Energy, Inc.(a)	2,192	281
PG&E Corp.(a)	1,334	85
Pinnacle West Capital Corp.(a)	456	36
PNM Resources, Inc.(a)	691	24
		607
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	3,200	153

Food & Staples Retailing - 0.6%
Magnit PJSC, GDR (Russia)(a)(e)	1,377	53
Wal-Mart de Mexico SAB de CV (Mexico)(a)	16,859	38
X5 Retail Group NV, GDR (Russia)*(a)(e)	3,704	81
		172
Food Products - 0.6%
Mead Johnson Nutrition Co.(b)	1,825	163

Gas Utilities - 0.2%
Atmos Energy Corp.(a)	646	52

Health Care Equipment & Supplies - 5.2%
ABIOMED, Inc.*(b)	1,348	159
Boston Scientific Corp.*(b)	6,051	147
DENTSPLY SIRONA, Inc.	3,250	208
Edwards Lifesciences Corp.*(b)	1,400	160
Hologic, Inc.*(a)(b)	3,728	144
Integra LifeSciences Holdings Corp.*(b)	2,023	170
Masimo Corp.*(b)	3,804	202
NuVasive, Inc.*(b)	2,834	176
Zeltiq Aesthetics, Inc.*(a)(b)	4,430	150
		1,516
Health Care Providers & Services - 0.7%
Molina Healthcare, Inc.*(b)	2,884	164
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)(a)	11,003	26
Sinopharm Group Co. Ltd., Class H (China)(a)	6,177	30
		220
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	7,300	131

Household Durables - 0.8%
Mohawk Industries, Inc.*	1,075	225

Independent Power & Renewable Electricity Producers - 1.2%
8Point3 Energy Partners LP(a)	763	13
Calpine Corp.*(a)	2,233	31
Dynegy, Inc.*(a)	625	9
NextEra Energy Partners LP(a)	3,116	97
NRG Yield, Inc., Class A(a)	4,998	86
Pattern Energy Group, Inc.(a)	4,758	116
		352
Industrial Conglomerates - 0.7%
Danaher Corp.	2,700	220

Insurance - 0.8%
AIA Group Ltd. (Hong Kong)(a)	31,198	193
Sampo OYJ, Class A (Finland)(a)	1,223	51
		244
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*(a)	44	33
Priceline Group, Inc. (The)*(a)	70	95
		128
Internet Software & Services - 2.7%
Alibaba Group Holding Ltd., ADR (China)*(a)	1,752	145
Alphabet, Inc., Class C*(a)	147	113
Baidu, Inc., ADR (China)*(a)	334	53
eBay, Inc.*(a)	1,877	59
Facebook, Inc., Class A*(a)	1,546	192
LinkedIn Corp., Class A*(a)	194	37
Mail.Ru Group Ltd., GDR (Russia)*(a)(e)	1,097	21
MercadoLibre, Inc. (Argentina)(a)	414	63
Tencent Holdings Ltd. (China)(a)	4,119	99
Yandex NV, Class A (Russia)*(a)	1,201	26
		808
IT Services - 1.4%
PayPal Holdings, Inc.*(a)	1,877	70
Total System Services, Inc.	3,400	173
Visa, Inc., Class A	2,300	179
		422
Life Sciences Tools & Services - 1.9%
Gerresheimer AG (Germany)(a)	2,130	183
QIAGEN NV (Netherlands)*(b)	13,877	372
		555
Machinery - 1.6%
FANUC Corp. (Japan)	500	85
Ingersoll-Rand plc	3,200	212
Mueller Water Products, Inc., Class A	15,000	178
		475
Media - 3.8%
CBS Corp., Class B	4,100	214
Charter Communications, Inc., Class A*	875	206
Liberty Global plc, Series C (United Kingdom)*(a)	1,901	59
Liberty Global plc LiLAC, Series C (United Kingdom)*(a)	237	8
Naspers Ltd., Class N (South Africa)	697	109
Stroeer SE & Co. KGaA (Germany)(a)	5,806	276
Time Warner, Inc.	1,800	138
Wolters Kluwer NV (Netherlands)(a)	2,600	109
		1,119
Multiline Retail - 0.5%
Macy's, Inc.	3,700	133

Multi-Utilities - 2.0%
Black Hills Corp.	4,600	290
CMS Energy Corp.(a)	987	45
DTE Energy Co.(a)	842	82
NiSource, Inc.(a)	170	4
SCANA Corp.(a)	323	24
Sempra Energy(a)	1,288	144
		589
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Partners LP Holdings LLC(a)	5,262	107
Cheniere Energy, Inc.*(a)	534	22
Enbridge, Inc. (Canada)(a)	1,589	65
Eni SpA (Italy)(a)	4,723	72
Golar LNG Ltd.(a)	712	12
Kinder Morgan, Inc.(a)	4,211	86
Newfield Exploration Co.*	3,200	139
Phillips 66(a)	568	43
SemGroup Corp., Class A(a)	718	21
Targa Resources Corp.	303	11
TransCanada Corp. (Canada)(a)	1,168	54
Williams Cos., Inc. (The)(a)	1,114	27
		659
Personal Products - 0.3%
Edgewell Personal Care Co.*	1,000	85

Pharmaceuticals - 4.1%
Allergan plc*	2,215	560
Dermira, Inc.*(a)(b)	4,334	145
Novartis AG (Switzerland)(a)	1,544	128
Pfizer, Inc.	6,300	232
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	607	33
Zoetis, Inc.(b)	1,822	92
		1,190
Professional Services - 0.2%
Randstad Holding NV (Netherlands)(a)	1,343	58

Real Estate Management & Development - 0.2%
Daiwa House Industry Co. Ltd. (Japan)(a)	1,800	51

Road & Rail - 0.6%
Norfolk Southern Corp.	2,100	188

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Ltd. (Singapore)	1,100	178
Disco Corp. (Japan)(a)	600	62
NXP Semiconductors NV (Netherlands)*	3,270	275
SunPower Corp.*(a)	2,912	43
		558
Software - 1.6%
Activision Blizzard, Inc.(a)	5,642	227
PTC, Inc.*	6,300	250
		477
Specialty Retail - 1.1%
GameStop Corp., Class A	5,800	180
Hennes & Mauritz AB, Class B (Sweden)(a)	4,568	138
Signet Jewelers Ltd.(a)	174	15
		333
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd., GDR (South Korea)(a)	132	91

Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd.*	2,475	99
Michael Kors Holdings Ltd. (United Kingdom)*(a)	1,634	85
PVH Corp.	2,100	212
Steven Madden Ltd.*	3,800	133
		529
Trading Companies & Distributors - 0.7%
Brenntag AG (Germany)(a)	4,065	202

Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.(a)	1,551	119

Water Utilities - 0.5%
American Water Works Co., Inc.(a)	1,769	146

TOTAL COMMON STOCKS (Cost $16,921)		17,751

MASTER LIMITED PARTNERSHIPS - 6.1%

Oil, Gas & Consumable Fuels - 6.1%
Antero Midstream Partners LP(a)	3,736	95
Boardwalk Pipeline Partners LP	7,598	127
Buckeye Partners LP	612	44
Cheniere Energy Partners LP	2,217	62
Columbia Pipeline Partners LP	1,122	17
Delek Logistics Partners LP	2,169	56
Dominion Midstream Partners LP,	1,068	28
Energy Transfer Equity LP(a)	1,951	32
Energy Transfer Partners LP(a)	2,591	102
Enterprise Products Partners LP(a)	4,509	128
EQT GP Holdings LP(a)	2,189	55
EQT Midstream Partners LP (a)	972	78
Magellan Midstream Partners LP(a)	396	29
MPLX LP	912	30
NuStar GP Holdings LLC(a)	2,939	69
Phillips 66 Partners LP	906	49
Plains All American Pipeline LP	95	3
Rice Midstream Partners LP(a)	1,208	23
Shell Midstream Partners LP(a)	3,572	116
Spectra Energy Partners LP(a)	991	48
Sunoco Logistics Partners LP(a)	3,455	100
Sunoco LP(a)	3,708	115
Tallgrass Energy Partners LP	9	–(f)
Tesoro Logistics LP	1,029	50
Valero Energy Partners LP(a)	2,899	124
Western Gas Equity Partners LP(a)	1,461	55
Western Gas Partners LP(a)	155	8
Western Refining Logistics LP(a)	5,640	140
Williams Partners LP	524	20

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,697)		1,803

Investments	No. of Contracts	Value ($000)

OPTION PURCHASED - 0.0%(c)

Put Option - 0.0%(c)
S&P 500 Index
8/19/2016 @ 2,100.00 (Cost $7)	7	3

Investments	Shares	Value ($000)

SHORT-TERM INVESTMENT - 51.3%

INVESTMENT COMPANY - 51.3%
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.20% (Cost $15,083)(a)(g)	15,083,267	15,083

TOTAL LONG POSITIONS (Cost $33,708) (j)		34,640

SHORT POSITIONS - (38.3)%(h)

COMMON STOCKS - (28.8)%

Aerospace & Defense - (0.6)%
Boeing Co. (The)	(406)	(54)
Honeywell International, Inc.	(600)	(70)
Spirit AeroSystems Holdings, Inc., Class A*	(1,500)	(65)
		(189)
Air Freight & Logistics - (0.5)%
Hub Group, Inc., Class A*	(756)	(31)
Royal Mail plc (United Kingdom)	(17,500)	(118)
		(149)
Airlines - (0.3)%
Deutsche Lufthansa AG (Germany)	(6,900)	(82)

Auto Components - (0.1)%
Autoliv, Inc. (Sweden)	(400)	(42)

Banks - (0.5)%
Canadian Western Bank (Canada)	(3,600)	(69)
National Bank of Canada (Canada)	(2,100)	(72)
		(141)
Beverages - (0.3)%
Brown-Forman Corp., Class B	(900)	(88)

Biotechnology - (0.6)%
Amgen, Inc.	(819)	(141)
Gilead Sciences, Inc.	(572)	(45)
		(186)
Building Products - (0.2)%
AO Smith Corp.	(574)	(53)

Capital Markets - (0.2)%
Eaton Vance Corp.	(947)	(36)
Franklin Resources, Inc.	(1,018)	(37)
		(73)
Chemicals - (1.2)%
Dow Chemical Co. (The)	(1,800)	(97)
LyondellBasell Industries NV, Class A	(1,200)	(90)
Praxair, Inc.	(900)	(105)
Umicore SA (Belgium)	(897)	(52)
		(344)
Communications Equipment - (0.2)%
Motorola Solutions, Inc.	(700)	(49)

Containers & Packaging - (0.1)%
International Paper Co.	(1,000)	(46)

Diversified Telecommunication Services - (0.3)%
Inmarsat plc (United Kingdom)	(8,000)	(83)

Electric Utilities - (1.2)%
Duke Energy Corp.	(392)	(34)
Eversource Energy	(530)	(31)
Great Plains Energy, Inc.	(4,400)	(131)
Southern Co. (The)	(2,678)	(143)
Xcel Energy, Inc.	(287)	(13)
		(352)
Electrical Equipment - (0.3)%
Sensata Technologies Holding NV*	(2,500)	(95)

Food & Staples Retailing - (0.8)%
CVS Health Corp.	(648)	(60)
ICA Gruppen AB (Sweden)	(1,115)	(37)
Walgreens Boots Alliance, Inc.	(955)	(76)
Wal-Mart Stores, Inc.	(687)	(50)
		(223)
Food Products - (0.4)%
Hormel Foods Corp.	(3,100)	(116)

Gas Utilities - (0.2)%
Piedmont Natural Gas Co., Inc.	(663)	(40)
Questar Corp.	(284)	(7)
		(47)
Health Care Equipment & Supplies - (2.6)%
ABIOMED, Inc.*	(600)	(71)
Baxter International, Inc.	(2,165)	(104)
Becton Dickinson and Co.	(404)	(71)
CR Bard, Inc.	(347)	(78)
DENTSPLY SIRONA, Inc.	(944)	(60)
IDEXX Laboratories, Inc.*	(868)	(81)
LivaNova plc (United Kingdom)*	(1,500)	(78)
Medtronic plc (Ireland)	(893)	(78)
Stryker Corp.	(675)	(79)
Varian Medical Systems, Inc.*	(335)	(32)
William Demant Holding A/S (Denmark)*	(1,186)	(24)
		(756)
Health Care Providers & Services - (2.9)%
Aetna, Inc.	(546)	(63)
AmerisourceBergen Corp.	(665)	(57)
Anthem, Inc.	(705)	(93)
Cardinal Health, Inc.	(747)	(62)
HCA Holdings, Inc.*	(1,258)	(97)
Henry Schein, Inc.*	(404)	(73)
Laboratory Corp. of America Holdings*	(366)	(51)
McKesson Corp.	(298)	(58)
MEDNAX, Inc.*	(847)	(58)
Quest Diagnostics, Inc.	(744)	(64)
UnitedHealth Group, Inc.	(555)	(80)
Universal Health Services, Inc., Class B	(773)	(100)
		(856)
Hotels, Restaurants & Leisure - (1.1)%
Darden Restaurants, Inc.	(2,000)	(123)
Marriott International, Inc., Class A	(715)	(51)
Restaurant Brands International, Inc. (Canada)	(1,000)	(45)
Wendy's Co. (The)	(10,900)	(105)
		(324)
Household Durables - (0.3)%
Whirlpool Corp.	(400)	(77)

Household Products - (0.6)%
Church & Dwight Co., Inc.	(900)	(88)
Clorox Co. (The)	(600)	(79)
		(167)
Independent Power & Renewable Electricity Producers - (0.1)%
NRG Yield, Inc., Class C	(1,383)	(25)

Industrial Conglomerates - (0.3)%
Danaher Corp.	(1,091)	(89)

Insurance - (0.6)%
Lincoln National Corp.	(824)	(36)
Principal Financial Group, Inc.	(796)	(37)
Unum Group	(3,178)	(106)
		(179)
Internet & Catalog Retail - (0.2)%
HSN, Inc.	(1,300)	(67)

IT Services - (1.3)%
Accenture plc, Class A (Ireland)	(800)	(90)
Cognizant Technology Solutions Corp., Class A*	(1,900)	(109)
International Business Machines Corp.	(1,154)	(186)
		(385)
Life Sciences Tools & Services - (0.2)%
Thermo Fisher Scientific, Inc.	(398)	(63)

Machinery - (1.1)%
Cummins, Inc.	(700)	(86)
Energy Recovery, Inc.*	(1,712)	(18)
Parker-Hannifin Corp.	(1,200)	(137)
Timken Co. (The)	(2,900)	(97)
		(338)
Media - (0.9)%
Twenty-First Century Fox, Inc., Class A	(3,200)	(85)
Walt Disney Co. (The)	(1,873)	(180)
		(265)
Multiline Retail - (0.6)%
Big Lots, Inc.	(1,400)	(75)
Target Corp.	(1,200)	(90)
		(165)
Multi-Utilities - (0.5)%
Consolidated Edison, Inc.	(1,597)	(128)
Dominion Resources, Inc.	(205)	(16)
Public Service Enterprise Group, Inc.	(408)	(19)
		(163)
Oil, Gas & Consumable Fuels - 0.0%(c)
Plains GP Holdings LP, Class A	(485)	(5)
Tallgrass Energy GP LP	(92)	(2)
		(7)
Pharmaceuticals - (3.3)%
AbbVie, Inc.	(883)	(58)
Bristol-Myers Squibb Co.	(908)	(68)
Johnson & Johnson	(655)	(82)
Merck & Co., Inc.	(1,776)	(104)
Mylan NV*	(1,070)	(50)
Novartis AG, ADR (Switzerland)	(932)	(78)
Novo Nordisk A/S, ADR (Denmark)	(787)	(45)
Pfizer, Inc.	(1,983)	(73)
Roche Holding AG (Switzerland)	(430)	(110)
Sanofi, ADR (France)	(1,646)	(70)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	(1,404)	(75)
UCB SA (Belgium)	(1,200)	(94)
Zoetis, Inc.	(1,384)	(70)
		(977)
Real Estate Investment Trusts (REITs) - (0.7)%
CubeSmart	(3,000)	(89)
Essex Property Trust, Inc.	(500)	(117)
		(206)
Road & Rail - (0.6)%
JB Hunt Transport Services, Inc.	(590)	(49)
Union Pacific Corp.	(1,300)	(121)
		(170)
Semiconductors & Semiconductor Equipment - (0.2)%
QUALCOMM, Inc.	(1,200)	(75)

Software - (0.5)%
SS&C Technologies Holdings, Inc.	(2,800)	(90)
Workday, Inc., Class A*	(600)	(50)
		(140)
Specialty Retail - (0.6)%
American Eagle Outfitters, Inc.	(4,150)	(74)
Bed Bath & Beyond, Inc.	(2,000)	(90)
		(164)
Textiles, Apparel & Luxury Goods - (0.7)%
Coach, Inc.	(1,285)	(55)
Michael Kors Holdings Ltd. (United Kingdom)*	(1,001)	(52)
VF Corp.	(1,450)	(91)
		(198)
Thrifts & Mortgage Finance - (0.2)%
Home Capital Group, Inc. (Canada)	(2,900)	(62)

Trading Companies & Distributors - (0.7)%
GATX Corp.	(1,900)	(85)
WW Grainger, Inc.	(500)	(109)
		(194)
TOTAL COMMON STOCKS (Proceeds $(8,262))		(8,470)

EXCHANGE TRADED FUNDS - (8.2)%

Alerian MLP Fund	(24,284)	(312)
CurrencyShares Euro Trust*	(3,100)	(338)
CurrencyShares Japanese Yen Trust*	(980)	(93)
Energy Select Sector SPDR Fund	(5,742)	(387)
iShares Nasdaq Biotechnology Fund	(381)	(110)
iShares PHLX Semiconductor Fund	(900)	(94)
iShares US Utilities Fund	(1,564)	(203)
SPDR S&P500 Fund Trust	(2,496)	(542)
Utilities Select Sector SPDR Fund	(7,031)	(367)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(2,211))		(2,446)

EXCHANGE TRADED NOTE - (0.7)%

JPMorgan Alerian MLP Index ETN (Proceeds $(175))	(6,555)	(209)

MASTER LIMITED PARTNERSHIPS - (0.6)%

Gas Utilities - (0.2)%
Ferrellgas Partners LP	(2,385)	(47)

Oil, Gas & Consumable Fuels - (0.4)%
Crestwood Equity Partners LP	(244)	(5)
Enable Midstream Partners LP	(535)	(7)
Enbridge Energy Partners LP	(217)	(5)
Golar LNG Partners LP(United Kingdom)	(1,030)	(20)
Holly Energy Partners LP	(637)	(23)
Midcoast Energy Partners LP	(1,860)	(15)
TC PipeLines LP	(439)	(24)
		(99)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(132))		(146)

TOTAL SHORT POSITIONS (Proceeds $(10,780))		(11,271)

Total Investments - 79.5% (Cost $22,928)		23,369
Other Assets Less Liabilities - 20.5%(i)		6,029
Net assets - 100.0%		29,398

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures, swaps, options, and/or forward foreign currency contracts with a total value of approximately $22,173,000.
(b)	All or a portion of this security is pledged with the custodian for securities sold short and options written.
(c)	Represents less than 0.05% of net assets.
(d)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $3,000 of long positions or 0.0% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At 7/31/2016, the value of these securities amounted to approximately $155,000 of long positions or 0.5% of net assets for the Fund.

(f)	Amount less than one thousand.
(g)	Represents 7-day effective yield as of 7/31/2016.
(h)	At 7/31/2016, the Fund had deposited approximately $6,269,000 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(i)	Includes the impact of the Fund’s open positions in derivatives at 7/31/2016.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Traded Company
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Long Short
Multi-Manager Fund (Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)
At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/16/2016	4	S&P 500 E-Mini Index	Short	$(21,034)
9/16/2016	45	The EURO STOXX 50 Index	Short	(36,210)

Total				$(57,244)

At July 31, 2016, the notional value of futures for the fund was $(1,934,387) for short positions. The Fund had deposited $177,658 in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
56,020	Australian Dollar	$41,859	JPMorgan Chase Bank, NA	8/18/2016	$690
63,593	Australian Dollar	45,699	JPMorgan Chase Bank, NA	8/18/2016	2,602
20,414	Australian Dollar	15,354	JPMorgan Chase Bank, NA	8/18/2016	151
999,148	Czech Koruna	42,268	JPMorgan Chase Bank, NA	8/18/2016	(917)
399,117	Danish Krone	59,411	JPMorgan Chase Bank, NA	8/18/2016	613
135,738	Euro	152,454	JPMorgan Chase Bank, NA	8/18/2016	(605)
71,496	Euro	78,686	JPMorgan Chase Bank, NA	8/18/2016	1,296
104,754	Euro	120,103	JPMorgan Chase Bank, NA	8/18/2016	(2,916)
299,808	Euro	335,362	JPMorgan Chase Bank, NA	8/18/2016	30
68,706	Euro	75,769	JPMorgan Chase Bank, NA	8/18/2016	1,092
85,129	Euro	96,480	JPMorgan Chase Bank, NA	8/18/2016	(1,247)
133,070	Euro	146,562	JPMorgan Chase Bank, NA	8/18/2016	2,302
270,056	Euro	302,492	JPMorgan Chase Bank, NA	8/18/2016	(383)
90,856	Euro	100,177	JPMorgan Chase Bank, NA	8/18/2016	1,463
62,255	Euro	68,447	JPMorgan Chase Bank, NA	8/18/2016	1,197
79,967	Euro	87,969	JPMorgan Chase Bank, NA	8/18/2016	1,489
326,223	Norwegian Krone	38,177	JPMorgan Chase Bank, NA	8/18/2016	490
221,010	Norwegian Krone	27,314	JPMorgan Chase Bank, NA	8/18/2016	(1,118)
308,788	Norwegian Krone	36,385	JPMorgan Chase Bank, NA	8/18/2016	215
140,334	Pound Sterling	181,605	JPMorgan Chase Bank, NA	8/12/2016	4,145
24,943	Pound Sterling	35,950	JPMorgan Chase Bank, NA	8/18/2016	(2,931)
21,320	Pound Sterling	31,179	JPMorgan Chase Bank, NA	8/18/2016	(2,956)
912,494	South African Rand	61,387	JPMorgan Chase Bank, NA	8/18/2016	4,127
1,097,796	South African Rand	71,419	JPMorgan Chase Bank, NA	8/18/2016	7,398
653,421	South African Rand	41,245	JPMorgan Chase Bank, NA	8/18/2016	5,668
1,401,078	Swedish Krona	172,383	JPMorgan Chase Bank, NA	8/18/2016	(8,522)
60,284	Swiss Franc	61,114	JPMorgan Chase Bank, NA	8/18/2016	1,143
	Total				$14,516

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
26,904	Australian Dollar	$19,626	JPMorgan Chase Bank, NA	8/18/2016	$(808)
113,123	Australian Dollar	84,458	JPMorgan Chase Bank, NA	8/18/2016	(1,462)
999,148	Czech Koruna	41,471	JPMorgan Chase Bank, NA	8/18/2016	120
424,841	Danish Krone	63,201	JPMorgan Chase Bank, NA	8/18/2016	(692)
621,307	Danish Krone	95,259	JPMorgan Chase Bank, NA	8/18/2016	1,820
749,060	Euro	830,354	JPMorgan Chase Bank, NA	8/12/2016	(7,410)
58,283	Euro	64,574	JPMorgan Chase Bank, NA	8/18/2016	(626)
269,238	Euro	297,851	JPMorgan Chase Bank, NA	8/18/2016	(3,343)
540,300	Euro	617,936	JPMorgan Chase Bank, NA	8/18/2016	13,508
66,085	Euro	75,403	JPMorgan Chase Bank, NA	8/18/2016	1,474
21,595	Euro	24,119	JPMorgan Chase Bank, NA	8/18/2016	(39)
834,918	Euro	948,341	JPMorgan Chase Bank, NA	8/18/2016	14,327
1,000,000	Hong Kong Dollar	128,939	JPMorgan Chase Bank, NA	8/12/2016	32
2,067,195	Hong Kong Dollar	266,535	JPMorgan Chase Bank, NA	8/12/2016	58
2,000	Hong Kong Dollar	258	JPMorgan Chase Bank, NA	8/12/2016	–(a)
13,595,855	Japanese Yen	128,268	JPMorgan Chase Bank, NA	8/18/2016	(5,049)
9,936,000	Japanese Yen	93,281	JPMorgan Chase Bank, NA	8/18/2016	(4,149)
720,000	Mexican Peso	38,105	JPMorgan Chase Bank, NA	8/12/2016	(254)
221,010	Norwegian Krone	26,894	JPMorgan Chase Bank, NA	8/18/2016	698
322,989	Norwegian Krone	38,151	JPMorgan Chase Bank, NA	8/18/2016	(133)
312,022	Norwegian Krone	36,678	JPMorgan Chase Bank, NA	8/18/2016	(306)
31,513	Pound Sterling	41,227	JPMorgan Chase Bank, NA	8/18/2016	(489)
289,757	South African Rand	18,708	JPMorgan Chase Bank, NA	8/18/2016	(2,095)
1,461,460	South African Rand	94,512	JPMorgan Chase Bank, NA	8/18/2016	(10,415)
912,494	South African Rand	58,964	JPMorgan Chase Bank, NA	8/18/2016	(6,550)
1,350,000	Swedish Krona	157,875	JPMorgan Chase Bank, NA	8/12/2016	34
535,097	Swedish Krona	64,542	JPMorgan Chase Bank, NA	8/18/2016	1,960
518,057	Swedish Krona	61,292	JPMorgan Chase Bank, NA	8/18/2016	703
300,000	Swiss Franc	306,772	JPMorgan Chase Bank, NA	8/12/2016	(2,933)
59,812	Swiss Franc	61,423	JPMorgan Chase Bank, NA	8/18/2016	(347)
35,707	Swiss Franc	36,227	JPMorgan Chase Bank, NA	8/18/2016	(648)
60,284	Swiss Franc	62,729	JPMorgan Chase Bank, NA	8/18/2016	472
57,156	Swiss Franc	58,439	JPMorgan Chase Bank, NA	8/18/2016	(588)
	Total				$(13,130)

(a) Amount less than one dollar.

Total return swap contracts (“total return swaps”)

At July 31, 2016, the Fund had outstanding total return swap contracts as follows:

Long Total Return Swaps

Swap Counterparty	Reference Entity	Notional Amount(a)	Termination Date	Variable-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
JPMorgan Chase Bank, NA	Media Nusantara Citra Tbk PT	105,150	7/29/2017	0.496%(b)	$ (343)	$ —	$ (343)
					$ (343)	$ —	$ (343)

(a)   Notional value represents the value (including any fees or commissions) of the long positions when they were established.
(b)   Effective date, which represents the date on which the Fund and the counterparty to the total return swap begin interest rate accrual is after July 31, 2016. 1-month LIBOR at August 3, 2016.

Equity swap contracts (“equity swaps”)
At July 31, 2016, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/1/2016- 8/3/2017	$9,476
* The following table represents the individual long and short positions and related values of the equity swaps with JPMorgan Chase Bank, NA as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

France
AXA SA	2,531	$49,478	$2,107
Capgemini SA	911	76,965	10,575
Eiffage SA	1,755	124,579	10,275
Schneider Electric SE	820	50,909	2,740
Television Francaise 1	7,469	79,148	(6,942)
Valeo SA	390	19,314	699
Vinci SA	1,421	101,801	6,054
Vivendi SA	2,615	49,570	1,841
			27,349
Ireland
Bank of Ireland	176,847	48,871	(12,294)

Spain
Abertis Infraestructuras SA	3,315	45,163	6,983
Telepizza Group Sa	4,314	37,490	(11,523)
			(4,540)
United Kingdom
Premier Oil plc	14,539	10,635	1,583
Shire plc	1,186	64,120	12,336
			13,919
United States
Signet Jewelers Ltd.	487	63,547	(20,735)

Total Long Positions of Equity Swaps			3,699

Short Positions

France
L'Oreal SA	(392)	(75,676)	1,063

United Kingdom
CYBG plc	(6,011)	(19,334)	(1,414)
Rio Tinto plc	(1,149)	(37,074)	(356)
			(1,770)

Total Short Positions of Equity Swaps			(707)

Total Long and Short Positions of Equity Swaps			2,992
Financing Costs and Other Receivables/(Payables)			6,484
Equity Swaps, at value—JPMorgan Chase Bank, NA			$9,476

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/2/2016- 12/12/2016	$(65,794)
* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Cia Brasileira de Distribuicao	1,399	$14,571	$6,511
Hypermarcas SA	5,075	27,665	15,300
			21,811
France
Amundi SA	1,183	52,773	(1,066)
BNP Paribas SA	2,159	124,615	(17,552)
Iliad SA	844	204,884	(40,841)
JCDecaux SA	688	27,768	(4,220)
LVMH Moet Hennessy Louis Vuitton SE	1,638	250,062	30,857
Publicis Groupe SA	1,913	127,542	14,898
Remy Cointreau SA	1,465	106,189	21,925
Societe Generale SA	2,223	102,343	(26,404)
			(22,403)
India
Dr Reddy's Laboratories Ltd.	1,112	50,819	(2,280)

Ireland
Ryanair Holdings plc	15,563	257,900	(50,238)

Jordan
Hikma Pharmaceuticals plc	2,193	63,626	12,822

Luxembourg
Eurofins Scientific SE	287	104,464	3,170

South Africa
Aspen Pharmacare Holdings Ltd.	2,180	42,837	16,055

South Korea
NAVER Corp.	82	42,397	9,578

Switzerland
LafargeHolcim Ltd.	3,505	159,594	7,193
Syngenta AG	177	70,896	(1,297)
			5,896
Turkey
Migros Ticaret A/S	6,337	33,898	550

United Kingdom
Admiral Group plc	2,450	55,970	14,196
ASOS plc	1,331	58,048	21,308
Barclays plc	34,499	97,731	(27,167)
Burberry Group plc	1,012	16,013	1,666
Croda International plc	3,301	135,344	9,915
ITV plc	93,231	310,246	(68,408)
Pets at Home Group plc	5,747	21,087	(2,566)
RSA Insurance Group plc	17,503	96,469	18,820
Smith & Nephew plc	1,853	31,361	(878)
Smiths Group plc	2,298	28,297	10,115
Sports Direct International plc	98,210	597,836	(221,555)
			(244,554)
United States
Alphabet, Inc.	295	$223,506	$9,939
Apple, Inc.	1,760	178,013	5,396
Coach, Inc.	2,687	88,259	27,578
Expedia, Inc.	869	105,080	(3,711)
Mead Johnson Nutrition Co.	1,467	113,618	17,239
			56,441

Total Long Positions of Equity Swaps			(193,152)

Short Positions

France
Air France-KLM	(7,699)	(60,612)	15,940
Electricite de France SA	(2,326)	(33,364)	2,925
Kering	(353)	(61,166)	(5,886)
Lagardere SCA	(3,192)	(94,759)	13,233
Orange SA	(6,444)	(110,478)	11,850
			38,062
Germany
Deutsche Lufthansa AG	(4,142)	(66,633)	17,408
Deutsche Telekom AG	(6,508)	(117,802)	7,025
			24,433
Italy
Eni SpA	(5,721)	(86,562)	(936)

Netherlands
Koninklijke Ahold NV	(6,203)	(144,822)	(3,309)

Spain
Industria de Diseno Textil SA	(4,705)	(159,675)	(3,075)

Switzerland
Givaudan SA	(60)	(111,107)	(12,211)
Roche Holding AG	(178)	(49,553)	4,098
			(8,113)
United Kingdom
Bunzl plc	(4,271)	(104,564)	(29,117)
GlaxoSmithKline plc	(3,424)	(61,091)	(15,400)
Marks & Spencer Group plc	(65,667)	(380,152)	102,658
WPP plc	(5,424)	(109,499)	(12,390)
			45,751
United States
Merck & Co., Inc.	(692)	(35,838)	(4,754)
Pfizer, Inc.	(1,187)	(37,737)	(6,052)
			(10,806)

Total Short Positions of Equity Swaps			82,007

Total Long and Short Positions of Equity Swaps			(111,145)
Financing Costs and Other Receivables/(Payables)			45,351
Equity Swaps, at value—Morgan Stanley Capital Services LLC			$ (65,794)
Total Equity Swaps, at value			$ (56,318)

(a) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.

At July 31, 2016, the Fund had deposited cash collateral of $1,520,000 in a segregated account for Morgan Stanley Capital Services LLC.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2016:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$17,751	$—	$—	$17,751
Master Limited Partnerships	1,803	—	—	1,803
Option Purchased	3	—	—	3
Short-Term Investment	—	15,083	—	15,083
Total Long Positions	$19,557	$15,083	$—	$34,640

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.
As of the period ended July 31, 2016, there were no transfers between Levels 1, 2 or 3.
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2016:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	(8,470)	—	—	(8,470)
Exchange Traded Funds Sold Short	(2,446)	—	—	(2,446)
Exchange Traded Notes Sold Short	(209)	—	—	(209)
Master Limited Partnerships Sold Short(a)	(146)	—	—	(146)
Total Short Positions	$(11,271)	$—	$—	$(11,271)

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2016:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts(a)
Assets	$—	$71	$—	$71
Liabilities	—	(70)	—	(70)
Futures(a)
Liabilities	(57)	—	—	(57)
Swap contracts(a)
Assets	—	558	—	558
Liabilities	—	(615)	—	(615)
Total	$(57)	$(56)	$—	$(113)

(a)   Forward contracts and futures are reported at the comulative unrealized appreciation/(depreciation) of the instrument. Swap contracts are reported at the cumulative unrealized appreciation/(depreciation), with the exception of total return swaps, which are reported in the table at value.

See Notes to Schedule of Investments

July 31, 2016

Notes to Schedule of Investmentsβ (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager Fund (“Long Short Multi-Manager”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, closed-end funds, preferred stocks, exchange-traded funds, exchange-traded notes, exchange-traded purchased option contracts, exchange-traded written option contracts, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

β Consolidated Schedule of Investments for Absolute Return Multi-Manager
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investmentsβ (Unaudited) (cont'd)

The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

        The value of total return swaps on futures contracts is determined by Management by obtaining valuations from independent pricing services based on the settlement price of the underlying futures contract.

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated LIBOR rate or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At July 31, 2016, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$705,067(s)	$25,340	$(32,037)	$(6,697)
Long Short Multi-Manager	33,708(j)	1,187	(255)	932

The Absolute Return Multi-Manager Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of July 31, 2016, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$43,552,150	5.7%

β Consolidated Schedule of Investments for Absolute Return Multi-Manager
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) 7/31/16

Investments	Shares	Value ($)

SHORT-TERM INVESTMENT - 11.2%

INVESTMENT COMPANY - 11.2%
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.20% (Cost $1,472,884)(a)	1,472,884	1,472,884

Total Investments - 11.2% (Cost $1,472,884)(b)		1,472,884
Other Assets Less Liabilities - 88.8%(c)		11,733,736
Net assets - 100.0%		13,206,620

(a)	Represents 7-day effective yield as of 7/31/2016.
(b)	Tax basis equals book cost.
(c)	At 7/31/2016, the Fund had deposited $3,905,354 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

See Notes to Schedule of Investments
1

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) (cont’d)

LONG POSITIONS BY INDUSTRY GLOBAL LONG SHORT FUND (UNAUDITED)
Industry	Investments at Value†	Percentage of Net Assets

Short-Term Investments and Other Assets-Net	$13,206,620	100.0%

† See Notes to Schedule of Investments

See Notes to Schedule of Investments
2

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) (cont’d)

The following is a summary, categorized by Level of inputs used to value the Fund's investments as of July 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Short-Term Investment	$—	$1,472,884	$—	$1,472,884
Total Long Positions	$—	$1,472,884	$—	$1,472,884

As of the period ended July 31, 2016, there were no transfers between Levels 1, 2 or 3.

See Notes to Schedule of Investments

July 31, 2016
Notes to Schedule of Investments Global Long Short (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement”
(“ASC 820”), all investments held by Neuberger Berman Global Long Short Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities and exchange-traded purchased option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

       Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or
Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments Global Long Short Fund (cont’d)

on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Subsequent Events:

In June 2016, the Board approved a plan of liquidation for Global Long Short. The liquidation occured on August 4, 2016. Management has determined that there are no other subsequent events that would need to be disclosed.

Schedule of Investments Flexible Select Fund
 (Unaudited) 7/31/16

NUMBER OF SHARES	VALUE† (000's omitted)

Common Stocks (81.4%)

Aerospace & Defense (1.4%)
2,431	L-3 Communications Holdings, Inc.	$369

Air Freight & Logistics (1.5%)
2,375	FedEx Corp.	384

Banks (7.1%)
16,667	BankUnited, Inc.	500
11,393	JPMorgan Chase & Co.	729
7,372	PNC Financial Services Group, Inc.	609
		1,838
Capital Markets (3.7%)
1,098	BlackRock, Inc.	402
3,458	Goldman Sachs Group, Inc.	549
		951
Chemicals (1.3%)
4,684	Sensient Technologies Corp.	346

Communications Equipment (3.5%)
15,039	Cisco Systems, Inc.	459
6,364	Motorola Solutions, Inc.	442
		901
Construction & Engineering (1.4%)
2,715	Valmont Industries, Inc.	356

Diversified Financial Services (2.9%)
3,869	CME Group, Inc.	396
1,357	Intercontinental Exchange, Inc.	358
		754
Electric Utilities (1.4%)
2,797	NextEra Energy, Inc.	359

Electronic Equipment, Instruments & Components (1.5%)
8,824	CDW Corp.	379

Energy Equipment & Services (1.4%)
4,370	Schlumberger Ltd.	352

Food & Staples Retailing (4.4%)
2,913	Costco Wholesale Corp.	487
4,062	CVS Health Corp.	377
9,129	Whole Foods Market, Inc.	278
		1,142
Food Products (3.3%)
11,155	ConAgra Foods, Inc.	522
5,863	WhiteWave Foods Co.	325	*
		847
Health Care Equipment & Suppliers (4.9%)
6,128	Danaher Corp.	499
5,689	DENTSPLY SIRONA, Inc.	365
3,106	Zimmer Biomet Holdings, Inc.	407
		1,271
Health Care Providers & Services (1.4%)
2,520	UnitedHealth Group, Inc.	361

Household Durables (3.2%)
7,079	Lennar Corp. Class A	331
9,537	Newell Brands, Inc.	501
		832
Household Products (1.7%)
5,216	Procter & Gamble Co.	446

Insurance (1.2%)
3,827	Assurant, Inc.	318

Internet Software & Services (2.2%)
731	Alphabet, Inc. Class C	562	*

IT Services (2.3%)
4,034	Leidos Holdings, Inc.	202
4,094	MasterCard, Inc. Class A	390
		592
Life Sciences Tools & Services (1.6%)
2,351	Charles River Laboratories International, Inc.	206	*
2,688	ICON PLC	209	*
		415
Machinery (0.6%)
3,108	Fortive Corp.	150	*

Media (4.8%)
1,711	Charter Communications, Inc. Class A	402	*
7,004	Comcast Corp. Class A	471
13,666	Twenty-First Century Fox, Inc. Class A	364
		1,237
Oil, Gas & Consumable Fuels (4.3%)
5,227	EOG Resources, Inc.	427
4,353	Exxon Mobil Corp.	387
8,228	Spectra Energy Corp.	296
		1,110
Pharmaceuticals (5.4%)
1,369	Allergan PLC	346	*
17,150	Pfizer, Inc.	633
7,627	Teva Pharmaceutical Industries Ltd. ADR	408
		1,387
Real Estate Investment Trusts (1.0%)
2,129	American Tower Corp.	246

Semiconductors & Semiconductor Equipment (1.4%)
3,406	ASML Holding NV	373

Software (4.3%)
7,295	Activision Blizzard, Inc.	293
2,025	Adobe Systems, Inc.	198	*
3,696	Manhattan Associates, Inc.	214	*
10,127	Oracle Corp.	416
		1,121
Specialty Retail (0.9%)
2,879	Burlington Stores, Inc.	220	*

Technology Hardware, Storage & Peripherals (1.4%)
3,559	Apple, Inc.	371

Textiles, Apparel & Luxury Goods (1.3%)
4,901	Deckers Outdoor Corp.	324	*

Trading Companies & Distributors (1.1%)
7,463	AerCap Holdings NV	272	*

Wireless Telecommunication Services (1.6%)
8,726	T-Mobile US, Inc.	404	*

Total Common Stocks (Cost $19,363)		20,990

Mutual Funds (15.3%)
203,854	Neuberger Berman Core Bond Fund Institutional Class	2,177	(a)
196,597	Neuberger Berman Unconstrained Bond Fund Institutional Class	1,772	(a)

Total Mutual Funds (Cost $3,884)		3,949

Short-Term Investment (3.4%)
882,709	State Street Institutional Treasury Money Market Fund Premier Class, 0.18% (Cost $883)	883	(b)

Total Investments (100.1%) (Cost $24,130)		25,822	##

Other Assets Less Liabilities [(0.1%)]		(29)

Net Assets (100.0%)		$25,793

*	Non-income producing security.
(a)	Affiliated company. (see Note § below).
(b)	Represents 7-day effective yield as of 7/31/2016.

See Notes to Schedules of Investments

Schedule of Investments Flexible Select Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$20,990	$—	$—	$20,990
Mutual Funds	—	3,949	—	3,949
Short-Term Investment	—	883	—	883
Total Investments	$20,990	$4,832	$—	$25,822

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

§	Investments in Affiliates(1):

	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2016	Value July 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Neuberger Berman Core Bond Fund Institutional Class	840,510	17,102	(653,758)	203,854	$2,176,407	$177,843	$129,910
Neuberger Berman Unconstrained Bond Fund Institutional Class	313,065	439,856	(556,324)	196,597	1,772,261	129,612	(121,123)

Total					$3,948,668	$307,455	$8,787

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

Schedule of Investments Global Allocation Fund
(Unaudited) 7/31/16

Number of Shares		Value† (000's omitted)
Long Positions (110.8%)

Common Stocks (46.8%)

Argentina (0.0%)
132	Tenaris SA	$2
188	Trinseo SA	9
		11
Australia (0.8%)
1,648	AGL Energy Ltd.	26
579	Aristocrat Leisure Ltd.	7
389	Australia & New Zealand Banking Group Ltd.	8
2,020	BlueScope Steel Ltd.	13
1,112	CIMIC Group Ltd.	25
21	CSL Ltd.	2
2,026	Dexus Property Group	15
1,057	Fortescue Metals Group Ltd.	4
758	Goodman Group	4
761	GPT Group	3
474	Harvey Norman Holdings Ltd.	2
30	Macquarie Group Ltd.	2
1,618	Metcash Ltd.	3	*
5,647	Mirvac Group	9
76	National Australia Bank Ltd.	1
57	Newcrest Mining Ltd.	1	*
1,371	Northern Star Resources Ltd.	5
5,951	Qantas Airways Ltd.	14	*
3,093	Scentre Group	12
1,216	South32 Ltd.	2	*
1,898	Stockland	7
374	Vicinity Centres	1
172	Wesfarmers Ltd.	6
459	Westfield Corp.	4
257	Westpac Banking Corp.	6
		182
Austria (0.4%)
13	Lenzing AG	1
1,714	OMV AG	46
879	voestalpine AG	31
		78
Belgium (0.3%)
3,460	AGFA-Gevaert NV	12	*
168	Bekaert NV	8
177	Cie d'Entreprises CFE	16
165	D'ieteren SA	7
163	Groupe Bruxelles Lambert SA	14
		57
Canada (1.0%)
485	Alimentation Couche-Tard, Inc. Class B	22	(b)
169	Bank of Montreal	11
198	Bank of Nova Scotia	10
931	Barrick Gold Corp.	20	(b)
101	Canadian Imperial Bank of Commerce	8
1,844	Encana Corp.	15	(b)
2,087	First Quantum Minerals Ltd.	18	(b)
489	Genworth MI Canada, Inc.	13
11	George Weston Ltd.	1	(b)
1,198	Goldcorp, Inc.	21	(b)
1,128	Hudson's Bay Co.	14	(b)
5,091	Kinross Gold Corp.	26	*(b)
27	Magna International, Inc.	1	(b)
440	Metro, Inc.	16	(b)
110	National Bank of Canada	4
197	Royal Bank of Canada	12
104	Toronto-Dominion Bank	5
99	Transcontinental, Inc.	1
491	WestJet Airlines Ltd.	9
		227
China (0.0%)
8,000	Xinyi Glass Holdings Ltd.	6

Denmark (0.2%)
350	Dfds A/S	16
773	ISS A/S	30
27	Vestas Wind Systems A/S	2
		48
Finland (0.3%)
41	Cargotec OYJ, B Shares	2
23	Kesko OYJ, B Shares	1
229	Neste OYJ	9
26	Nokian Renkaat OYJ	1
1,188	Stora Enso OYJ, R Shares	11
1,814	UPM-Kymmene OYJ	37
		61
France (1.1%)
298	AXA SA	6
430	BNP Paribas SA	21
149	Christian Dior SE	27
476	Cie de Saint-Gobain	20
306	Cie Generale des Etablissements Michelin	31
405	CNP Assurances	6
146	Engie SA	3
425	France Telecom	7
2,053	Peugeot SA	31	*
370	Renault SA	32
413	Societe Generale SA	14
19	Sodexo SA	2
31	Synergie SA	1
171	Tarkett SA	6
40	Technip SA	2
299	TOTAL SA	14
379	Vinci SA	29
		252
Germany (1.0%)
33	adidas AG	5
27	Allianz SE	4
55	Bayerische Motoren Werke AG, Preference Shares	4
480	Deutsche Pfandbriefbank AG	5	(c)
747	E.ON SE	8
457	GEA Group AG	24
272	Hannover Rueck SE	28
52	HeidelbergCement AG	4
67	HOCHTIEF AG	9
450	LANXESS AG	21
214	MAN SE	23
472	Metro AG	15
249	OSRAM Licht AG	13
57	RWE AG	1	*
365	SMA Solar Technology AG	18
75	Stada Arzneimittel AG	4
99	Suedzucker AG	3
62	Volkswagen AG	9
82	Volkswagen AG, Preference Shares	12
		210
Hong Kong (0.3%)
1,500	CK Hutchison Holdings Ltd.	17	(b)
576	IHS Markit Ltd.	20	*
100	Jardine Matheson Holdings Ltd.	6	(b)
1,200	Man Wah Holdings Ltd.	1
1,000	MTR Corp. Ltd.	6
7,500	WH Group Ltd.	6	(c)
		56
Ireland (0.1%)
16	Eaton Corp. PLC	1
1,137	Experian PLC	22
		23
Israel (0.2%)
785	Teva Pharmaceutical Industries Ltd. ADR	42	(d)

Italy (0.6%)
401	Amplifon SpA	4
159	Brembo SpA	9
92	DiaSorin SpA	6
9,699	Enel SpA	45
26	EXOR SpA	1
127	Italmobiliare SpA	6
745	Prysmian SpA	17
1,339	Recordati SpA	44
245	Snam SpA	1
		133
Japan (2.0%)
200	Adastria Co. Ltd.	6
300	Alfresa Holdings Corp.	7
2,000	ANA Holdings, Inc.	6
200	Bridgestone Corp.	7
100	Central Japan Railway Co.	19	(b)
400	Chubu Electric Power Co., Inc.	6
200	CONEXIO Corp.	3
100	Daikin Industries Ltd.	9
100	FamilyMart Co. Ltd.	6
200	Fuji Heavy Industries Ltd.	8
1,000	Fujitsu General Ltd.	24
1,500	Hakuhodo DY Holdings, Inc.	18	(b)
100	Hisamitsu Pharmaceutical Co., Inc.	6
100	Hoshizaki Corp.	9
400	Idemitsu Kosan Co. Ltd.	8
200	Isuzu Motors Ltd.	3
1,500	ITOCHU Corp.	17	(b)
600	Japan Airlines Co. Ltd.	19	(b)
200	Japan Tobacco, Inc.	8
1,000	JX Holdings, Inc.	4	(b)
100	K's Holdings Corp.	2
2,000	Kajima Corp.	15
300	Kansai Electric Power Co., Inc.	3	*(b)
100	KANSAI PAINT Co. Ltd.	2
200	KDDI Corp.	6	(b)
1,100	Medipal Holdings Corp.	18	(b)
100	Megmilk Snow Brand Co. Ltd.	3
800	Mitsubishi Corp.	14	(b)
3,900	Mitsubishi Motors Corp.	18	(b)
700	Mitsubishi UFJ Financial Group, Inc.	4	(b)
4,600	Mizuho Financial Group, Inc.	7
200	Namco Bandai Holdings, Inc.	5
300	Nippon Telegraph & Telephone Corp.	14	(b)
10,000	Nippon Yusen KK	18	(b)
200	Nishimatsuya Chain Co. Ltd.	3
200	Nissan Motor Co. Ltd.	2	(b)
400	NTT DOCOMO, Inc.	11	(b)
600	Obayashi Corp.	7	(b)
400	ORIX Corp.	6
1,400	Resona Holdings, Inc.	6	(b)
300	Seiko Epson Corp.	5
3,500	Sojitz Corp.	8	(b)
100	Sony Corp.	3
3,000	Sumitomo Chemical Co. Ltd.	13	(b)
900	Sumitomo Corp.	10	(b)
800	Sumitomo Dainippon Pharma Co. Ltd.	15
300	Sumitomo Mitsui Financial Group, Inc.	10	(b)
100	Sumitomo Rubber Industries Ltd.	1
100	Sundrug Co. Ltd.	9
1,000	Taisei Corp.	9
200	Tokyu Construction Co. Ltd.	2
200	Yamazaki Baking Co. Ltd.	5
		447
Netherlands (0.6%)
677	AerCap Holdings NV	25	*(b)
256	Akzo Nobel NV	17
84	APERAM SA	3
961	Koninklijke Ahold Delhaize NV	23
127	NN Group NV	3
212	NXP Semiconductors NV	18	*(b)
438	Randstad Holding NV	19
1,140	Royal Dutch Shell PLC, A Shares	29
		137
Norway (0.0%)
83	Salmar ASA	3

Portugal (0.0%)
320	Galp Energia SGPS SA	4
352	Jeronimo Martins SGPS SA	6
		10
Singapore (0.2%)
300	DBS Group Holdings Ltd.	4
1,000	Oversea-Chinese Banking Corp. Ltd.	6
11,300	Wilmar International Ltd.	26	(b)
		36
South Africa (0.1%)
1,132	Mondi PLC	23

Spain (0.4%)
322	Acciona SA	24	(b)
410	ACS Actividades de Construccion y Servicios SA	12
44	Aena SA	6	(c)
327	CIE Automotive SA	7
24	Corp. Financiera Alba SA	1
1,291	Gamesa Corporacion Tecnologica SA	27	(b)
926	Prosegur Cia de Seguridad SA	6
		83
Sweden (0.6%)
1,291	Boliden AB	28
405	Fingerprint Cards AB, Class B	5	*
764	L E Lundbergforetagen AB, B Shares	46
774	Swedish Match AB	28
2,154	Volvo AB, B Shares	23
		130
Switzerland (1.4%)
61	Actelion Ltd.	11	*
968	BKW AG	44
68	Bobst Group SA	4
114	Chubb Ltd.	14
1,043	Coca-Cola HBC AG	22	*
5	Flughafen Zuerich AG	1
33	Georg Fischer AG	27
153	Lonza Group AG	29	*
47	Nestle SA	4
93	Oriflame Holding AG	2	*
92	Pargesa Holding SA	6
44	Roche Holding AG	11
104	Schindler Holding AG	20
212	Swiss Life Holding AG	48	*(b)
287	Swiss Re AG	24
1,268	UBS Group AG	18
1,060	Wizz Air Holdings PLC	22	*(b)(c)
		307
United Kingdom (2.4%)
6,034	3i Group PLC	49
214	African Barrick Gold PLC	2
1,303	Amec Foster Wheeler PLC	8
292	Anglo American PLC	3
285	AstraZeneca PLC	19
1,089	Berendsen PLC	18
75	BGEO Group PLC	3
4,843	BT Group PLC	27
148	De La Rue PLC	1
1,661	Drax Group PLC	8
4,920	DS Smith PLC	26
975	easyJet PLC	13
5,029	Evraz PLC	11	*
1,255	Fiat Chrysler Automobiles NV	8
3,724	GKN PLC	14
1,814	GlaxoSmithKline PLC	41
1,897	Glencore PLC	5	*
2,062	Greene King PLC	22
523	Hochschild Mining PLC	2	*
968	HSBC Holdings PLC	6
577	Hunting PLC	3
1,891	Inchcape PLC	17
2,123	Indivior PLC	8
141	International Game Technology PLC	3
835	JD Sports Fashion PLC	14
4,005	Moneysupermarket.com Group PLC	16
5,144	National Express Group PLC	23
962	Old Mutual PLC	3
1,256	Oxford Instruments PLC	12
1,113	Petrofac Ltd.	11
2,053	Premier Farnell PLC	5
5,660	QinetiQ Group PLC	17
237	Royal Dutch Shell PLC, B Shares	6
148	Royal Mail PLC	1
5,215	Stagecoach Group PLC	14
176	Subsea 7 SA	2	*
503	Taylor Wimpey PLC	1
610	Unilever NV	28	(b)
4,361	William Hill PLC	18
13,136	WM Morrison Supermarkets PLC	32
		520
United States (32.8%)
7	3M Co.	1
23	Abbott Laboratories	1
120	AbbVie, Inc.	8	(b)
368	ACCO Brands Corp.	4	*
576	Activision Blizzard, Inc.	23	(b)
294	Adobe Systems, Inc.	29	*(b)
6	Advance Auto Parts, Inc.	1
99	AECOM	4	*
210	AES Corp.	3
100	Aetna, Inc.	12	(b)
333	Aflac, Inc.	24
744	AK Steel Holding Corp.	5	*
77	Alaska Air Group, Inc.	5
79	Albemarle Corp.	7
14	Alleghany Corp.	8	*
160	Allergan PLC	40	*(b)
785	Allison Transmission Holdings, Inc.	23	(b)
27	Alphabet, Inc. Class A	21	*(b)
106	Alphabet, Inc. Class C	82	*(d)
781	Altria Group, Inc.	53	(b)
68	Amazon.com, Inc.	52	*(b)(d)
778	Amdocs Ltd.	45	(b)
69	AMERCO	27	(d)
391	American Capital Agency Corp.	8	(b)
458	American Electric Power Co., Inc.	32	(b)
556	American Financial Group, Inc.	41	(b)
580	American International Group, Inc.	32	(b)
287	American Tower Corp.	33	(d)
171	Amgen, Inc.	29	(b)
23	AMN Healthcare Services, Inc.	1	*
1,009	Annaly Capital Management, Inc.	11	(b)(e)
195	Anthem, Inc.	26	(d)
59	AO Smith Corp.	5
1,366	Apple, Inc.	142	(d)
96	Archer-Daniels-Midland Co.	4
169	Arrow Electronics, Inc.	11	*(b)
293	Ashland, Inc.	33	(b)
310	Assurant, Inc.	26	(d)
75	Assured Guaranty Ltd.	2	(b)
681	AT&T, Inc.	29	(b)
653	Avery Dennison Corp.	51	(b)(d)
1,805	Avnet, Inc.	74	(b)(d)
1,975	AVX Corp.	27	(d)
1,446	Bank of America Corp.	21	(d)
366	Bank of Hawaii Corp.	25	(b)
1,165	Bank of New York Mellon Corp.	46	(b)
1,280	BankUnited, Inc.	38	(b)
76	Barnes & Noble, Inc.	1
314	Baxter International, Inc.	15
219	BB&T Corp.	8
243	Becton, Dickinson & Co.	43	(b)(d)
490	Bemis Co., Inc.	25	(b)
445	Berkshire Hathaway, Inc. Class B	64	*(b)
173	Best Buy Co., Inc.	6	(b)
11	Biogen, Inc.	3	*(b)
136	BlackRock, Inc.	50	(d)
136	Boston Scientific Corp.	3	*
278	Bristol-Myers Squibb Co.	21	(b)
353	Burlington Stores, Inc.	27	*(b)
173	C.R. Bard, Inc.	39	(b)
102	CA, Inc.	4
525	Cabot Corp.	26	(b)
639	Cabot Oil & Gas Corp.	16	(b)
1,127	Cadence Design Systems, Inc.	27	*(b)
198	Caesars Acquisition Co. Class A	2	*
203	Caesars Entertainment Corp.	1	*
858	Calpine Corp.	12	*(b)
581	Capital One Financial Corp.	39	(b)
297	Cardinal Health, Inc.	25	(b)
41	Carnival Corp.	2
451	Carnival PLC	22
34	Cash America International, Inc.	1
717	CDW Corp.	31	(d)
92	Celgene Corp.	10	*(b)
288	Centene Corp.	20	*(b)
65	Central Garden & Pet Co. Class A	1	*
508	CenturyLink, Inc.	16	(b)
324	Charles River Laboratories International, Inc.	29	*(b)
192	Charter Communications, Inc. Class A	45	*(d)
12	Children's Place Inc.	1
709	Chimera Investment Corp.	12
71	Cincinnati Financial Corp.	5
3,347	Cisco Systems, Inc.	102	(d)
69	CIT Group, Inc.	2	(b)
595	Citigroup, Inc.	26	(d)
208	Clorox Co.	27	(b)
323	CME Group, Inc.	33	(b)
142	CNA Financial Corp.	5
338	Coeur Mining, Inc.	5	*
1,581	Comcast Corp. Class A	106	(b)(d)
602	Comerica, Inc.	27	(d)
656	Computer Sciences Corp.	31	(e)(d)
1,390	ConAgra Foods, Inc.	65	(b)(d)
191	Corning, Inc.	4
628	Corrections Corp. of America	20	(d)
272	Costco Wholesale Corp.	46	(d)
1,153	Covanta Holding Corp.	18	(e)
410	CVS Health Corp.	38	(d)
36	D.R. Horton, Inc.	1
458	Danaher Corp.	37	(b)(e)
55	Dave & Buster's Entertainment, Inc.	2	*
169	Delta Air Lines, Inc.	7	(b)
339	Denbury Resources, Inc.	1
456	DENTSPLY SIRONA, Inc.	29	(b)
378	Devon Energy Corp.	14	(b)
304	Diamond Offshore Drilling, Inc.	7
69	Dollar General Corp.	7
249	Dow Chemical Co.	13	(b)(e)
99	Duke Energy Corp.	8
1,201	eBay, Inc.	37	*(b)
33	Edison International	3
258	EMC Corp.	7	(b)
505	EMCOR Group, Inc.	28	(b)
30	Emergent BioSolutions, Inc.	1	*
653	Ennis, Inc.	11	(b)(e)
398	Entergy Corp.	32	(b)(e)
319	EOG Resources, Inc.	26	(d)
372	EP Energy Corp. Class A	2	*
196	Equifax, Inc.	26	(b)
26	Equinix, Inc.	10	(b)
5	Everest Re Group Ltd.	1	(b)
691	Exelon Corp.	26	(d)
406	Express Scripts Holding Co.	31	*(b)
1,019	Exxon Mobil Corp.	91	(b)(e)
192	Facebook, Inc. Class A	24	*(b)
173	FedEx Corp.	28	(b)
375	Fifth Third Bancorp	7
99	FirstEnergy Corp.	3	(b)
85	Fitbit, Inc. Class A	1	*
35	Five Prime Therapeutics, Inc.	2	*
1,908	Ford Motor Co.	24
256	Fortive Corp.	12	*(b)
213	Fresh Del Monte Produce, Inc.	12
2,259	General Electric Co.	70	(b)(d)
344	General Mills, Inc.	25	(b)
189	General Motors Co.	6	(b)
56	Gentex Corp.	1
442	Genuine Parts Co.	45	(b)
215	Gilead Sciences, Inc.	17	(b)
148	Glaukos Corp.	5	*
442	Goldman Sachs Group, Inc.	70	(b)(d)
110	Goodyear Tire & Rubber Co.	3	(b)
964	Great Plains Energy, Inc.	29	(b)
66	Greif, Inc. Class B	4
24	Halliburton Co.	1
33	Halyard Health, Inc.	1	*
294	Harris Corp.	25	(d)
40	Hartford Financial Services Group, Inc.	2
266	Hasbro, Inc.	22	(b)
371	Hawaiian Holdings, Inc.	17	*(e)
378	HCA Holdings, Inc.	29	*(b)
1,059	Hilton Worldwide Holdings, Inc.	25	(b)
741	Hologic, Inc.	29	*(b)
284	Home Depot, Inc.	39	(d)
39	Honeywell International, Inc.	5
834	HP, Inc.	12	(b)
3,073	Huntington Bancshares, Inc.	29	(d)
81	Huntington Ingalls Industries, Inc.	14
104	IBM Corp.	17
38	ICF International, Inc.	2	*
208	ICON PLC	16	*(b)(e)
9	Illinois Tool Works, Inc.	1
899	Ingram Micro, Inc. Class A	31	(d)
319	Ingredion, Inc.	43	(b)
346	Intel Corp.	12	(b)
113	Intercontinental Exchange, Inc.	30	(d)
2	Intuitive Surgical, Inc.	1	*
154	IPG Photonics Corp.	13	*(b)
270	Isle of Capri Casinos, Inc.	5	*
29	J.M. Smucker Co.	4
153	Jack Henry & Associates, Inc.	14	(b)
117	Jacobs Engineering Group, Inc.	6	*
1,770	JetBlue Airways Corp.	32	*(b)
622	Johnson & Johnson	78	(b)
66	Johnson Controls, Inc.	3
48	Joy Global, Inc.	1
2,434	JPMorgan Chase & Co.	156	(d)
59	Kohl's Corp.	2	(b)
299	L-3 Communications Holdings, Inc.	45
70	Laboratory Corp. of America Holdings	10	*
11	Lam Research Corp.	1
103	Laredo Petroleum, Inc.	1	*
34	Lear Corp.	4
521	Leidos Holdings, Inc.	26	(b)
740	Lennar Corp. Class A	35	(b)
556	Level 3 Communications, Inc.	28	*(b)(d)
351	Liberty Broadband Corp. Class C	22	*(b)
66	Lincoln National Corp.	3
147	Loews Corp.	6
183	Lowe's Cos., Inc.	15
15	M&T Bank Corp.	2
288	Manhattan Associates, Inc.	17	*(b)
730	Manitowoc Co., Inc.	4
574	MasterCard, Inc. Class A	55	(b)
596	Mattel, Inc.	20	(d)
31	McKesson Corp.	6
288	Medtronic PLC	25	(b)
323	Merck & Co., Inc.	19	(b)
154	MetLife, Inc.	7	(b)
287	MFA Financial, Inc.	2
118	MGM Resorts International	3	*
314	Michaels Cos., Inc.	8	*
1,433	Microsoft Corp.	81	(d)
13	Molson Coors Brewing Class B	1
1,284	Mondelez International, Inc. Class A	56	(b)(d)
501	Motorola Solutions, Inc.	35	(b)(d)
32	National Beverage Corp.	2	*
599	NCR Corp.	20	*(b)
225	New Residential Investment Corp.	3
799	Newell Brands, Inc.	42	(b)
444	Newmont Mining Corp.	20	(b)
272	NextEra Energy, Inc.	35	(b)(d)
349	NIKE, Inc. Class B	19	(b)(e)(d)
2,564	NiSource, Inc.	66	(b)
37	Northrop Grumman Corp.	8
2,268	Nuance Communications, Inc.	36	*(b)
117	Nucor Corp.	6
226	NVIDIA Corp.	13	(e)
85	OGE Energy Corp.	3
236	Old Republic International Corp.	5
939	Oracle Corp.	39	(d)
23	Orbital ATK, Inc.	2	(b)
122	Outerwall, Inc.	6
156	Owens Corning	8
13	Packaging Corp. of America	1
1,558	People's United Financial, Inc.	24	(b)
83	PepsiCo, Inc.	9	(b)
2,067	Pfizer, Inc.	76	(b)
16	PG&E Corp.	1
410	Philip Morris International, Inc.	41	(b)
559	Pinnacle Foods, Inc.	28	(d)
109	Pioneer Natural Resources Co.	18	(b)
114	Ply Gem Holdings, Inc.	2	*
1,031	PNC Financial Services Group, Inc.	85	(d)
278	Pool Corp.	28	(b)
451	Popular, Inc.	15	(b)
52	Press Ganey Holdings, Inc.	2	*
4	Priceline Group, Inc.	5	*
1,087	Procter & Gamble Co.	93	(b)(d)
633	Prudential Financial, Inc.	48	(b)
527	Public Service Enterprise Group, Inc.	24	(b)
37	PVH Corp.	4
496	Quad/Graphics, Inc.	13
257	Quest Diagnostics, Inc.	22
219	Ralph Lauren Corp.	21	(b)
1,107	Regions Financial Corp.	10
431	Reinsurance Group of America, Inc.	43	(b)
567	Reliance Steel & Aluminum Co.	44	(b)
328	Republic Services, Inc.	17	(b)
198	Roper Technologies, Inc.	34	(b)
87	Rovi Corp.	2	*
770	Rowan Cos. PLC Class A	12	(e)
93	Sanmina Corp.	2	*
595	Schlumberger Ltd.	48	(b)(e)
443	Sensient Technologies Corp.	33	(b)
29	Seres Therapeutics, Inc.	0	*(k)
971	Service Corp. International	27	(d)
653	ServiceMaster Global Holdings, Inc.	25	*(d)
224	Shenandoah Telecommunications Co.	9
145	SkyWest, Inc.	4
47	Sonoco Products Co.	2
136	Southwest Airlines Co.	5
694	Spectra Energy Corp.	25	(d)
53	Speedway Motorsports, Inc.	1
569	Spire, Inc.	40	(b)
465	Spirit AeroSystems Holdings, Inc. Class A	20	*(b)
481	Stanley Black & Decker, Inc.	59	(b)(d)
322	Steel Dynamics, Inc.	9
33	Stryker Corp.	4
1,206	SunTrust Banks, Inc.	51	(b)(d)
21	Surgical Care Affiliates, Inc.	1	*
34	Synchrony Financial	1	*
20	SYNNEX Corp.	2	(b)
127	Sysco Corp.	7
689	T-Mobile US, Inc.	32	*(b)(e)
396	Target Corp.	30	(b)
39	Tech Data Corp.	3	*(b)
243	Teleflex, Inc.	44	(b)
128	Telephone & Data Systems, Inc.	4
658	Teradata Corp.	19	*(b)(e)
794	Teradyne, Inc.	16	(b)
542	Texas Instruments, Inc.	38	(b)
280	Thermo Fisher Scientific, Inc.	44	(b)(d)
423	Tile Shop Holdings, Inc.	7	*
306	Time Warner, Inc.	23	(d)
84	TJX Cos., Inc.	7
506	Total System Services, Inc.	26	(b)
233	Tractor Supply Co.	21	(b)
178	TransUnion	6	*
69	Travelers Cos., Inc.	8
106	Trinity Industries, Inc.	2	(b)
1,467	Twenty-First Century Fox, Inc. Class A	39	(b)
512	Twenty-First Century Fox, Inc. Class B	14	(b)
113	Tyler Technologies, Inc.	18	*(b)(e)
613	Tyson Foods, Inc. Class A	45	(b)
778	U.S. Bancorp	33	(b)(e)
50	Union Pacific Corp.	5
98	United Continental Holdings, Inc.	5	*(b)
59	United Natural Foods, Inc.	3	*
243	United Parcel Service, Inc. Class B	26	(d)
91	United Rentals, Inc.	7	*
23	United Technologies Corp.	2
604	UnitedHealth Group, Inc.	87	(b)
15	Universal Display Corp.	1	*
49	Universal Forest Products, Inc.	5
58	Universal Health Services, Inc. Class B	8	(d)
232	Unum Group	8
396	Valero Energy Corp.	21	(b)
169	Valmont Industries, Inc.	22	(b)(e)
388	VCA, Inc.	28	*(b)
458	Verisk Analytics, Inc.	39	*(d)
1,638	Verizon Communications, Inc.	91	(b)(d)
383	Visa, Inc. Class A	30	(d)
22	VMware, Inc. Class A	2	*
519	Voya Financial, Inc.	13	(b)
400	Wabash National Corp.	6	*
252	WageWorks, Inc.	16	*(b)
247	Wal-Mart Stores, Inc.	18	(b)
113	Walgreens Boots Alliance, Inc.	9
365	Walt Disney Co.	35	(b)
322	Washington Federal, Inc.	8
489	Waste Management, Inc.	32	(b)
226	Watsco, Inc.	33	(b)
421	Wells Fargo & Co.	20	(b)
404	West Pharmaceutical Services, Inc.	32	(d)
74	Westar Energy, Inc.	4
398	Western Digital Corp.	19	(b)
615	WhiteWave Foods Co.	34	*(d)
1,010	Whole Foods Market, Inc.	31	(e)
52	Worthington Industries, Inc.	2
93	Xencor, Inc.	2	*
1,001	Xerox Corp.	10
400	Zimmer Biomet Holdings, Inc.	52	(d)
649	Zoetis, Inc.	33	(d)
		7,240
Total Common Stocks (Cost $9,792)		10,322

Principal Amount(a) (000's omitted)		Value† (000's omitted)

U.S. Treasury Obligations (4.2%)
$5	U.S. Treasury Bonds, 5.50%, due 8/15/28	7	(b)
17	U.S. Treasury Bonds, 3.88%, due 8/15/40	23	(b)
85	U.S. Treasury Bonds, 3.00%, due 11/15/44	100	(b)
10	U.S. Treasury Bonds, 2.50%, due 2/15/46	11
52	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/18	52
61	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 7/15/24	62	(b)
10	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	10	(b)
19	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/25	23	(b)
18	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/27	22	(b)
6	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	7	(b)
6	U.S. Treasury Inflation-Indexed Bonds, 2.50%, due 1/15/29	7	(b)
37	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	53	(b)
43	U.S. Treasury Inflation-Indexed Bonds, 3.38%, due 4/15/32	64	(b)
44	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/40	60	(b)
23	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	24	(b)
39	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 2/15/43	39
56	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/45	58	(b)
32	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/22	32	(b)
31	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/23	32	(b)
220	U.S. Treasury Notes, 0.63%, due 9/30/17	220	(b)
5	U.S. Treasury Notes, 0.75%, due 10/31/17	5	(b)
5	U.S. Treasury Notes, 2.13%, due 12/31/21	5	(b)
5	U.S. Treasury Notes, 1.63%, due 2/15/26	5	(b)

Total U.S. Treasury Obligations (Cost $889)		921

U.S. Government Agency Securities (0.3%)
25	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	37	(b)
35	Federal National Mortgage Association, Notes, 1.25%, due 5/6/21	35

Total U.S. Government Agency Securities (Cost $70)		72

Mortgage-Backed Securities (0.7%)

Fannie Mae (0.3%)
60	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	65	(f)

Freddie Mac (0.4%)
85	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	91	(f)

Total Mortgage-Backed Securities (Cost $156)		156

Foreign Government Securities (7.8%)
Sovereign (7.8%)
AUD	75	Australia Government Bond, Senior Unsecured Notes, 3.25%, due 4/21/29	65	(g)
AUD	15	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	16	(g)
AUD	20	Australia Government Bond, Senior Unsecured Notes, 3.25%, due 6/21/39	17	(g)
AUD	10	Australia Government Bond, Senior Unsecured Notes, 1.25%, due 8/21/40	9	(g)
CAD	160	Canadian Government Bond, Bonds, 4.25%, due 6/1/18	131	(b)
CAD	23	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	22	(b)
CAD	85	Canadian Government Bond, Bonds, 5.75%, due 6/1/33	106	(b)
CAD	17	Canadian Government Bond, Bonds, 1.50%, due 12/1/44	17	(b)
CAD	10	Canadian Government Bond, Bonds, 1.25%, due 12/1/47	10	(b)
EUR	80	France Government Bond OAT, Bonds, 1.75%, due 11/25/24	103	(g)
EUR	10	France Government Bond OAT, Bonds, 3.25%, due 5/25/45	18	(g)
EUR	32	Italy Buoni Poliennali Del Tesoro, Bonds, 3.10%, due 9/15/26	45	(g)
EUR	30	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 2/1/37	46	(g)
MXN	840	Mexican Bonos, Senior Unsecured Bonds, Ser. M, 7.75%, due 11/13/42	52	(b)
NZD	55	New Zealand Government Bond, Senior Unsecured Notes, Ser. 925, 2.00%, due 9/20/25	43	(g)
NZD	80	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	71	(g)
NZD	45	New Zealand Government Bond, Senior Unsecured Notes, Ser. 935, 2.50%, due 9/20/35	38	(g)
ZAR	730	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	38
EUR	45	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	67	(b)(c)(g)
EUR	65	Spain Government Bond, Senior Unsecured Notes, 2.90%, due 10/31/46	86	(c)(g)
EUR	30	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.00%, due 11/30/30	36	(b)(c)(g)
GBP	140	United Kingdom Gilt, Bonds, 1.75%, due 7/22/19	194	(g)
GBP	135	United Kingdom Gilt, Bonds, 1.75%, due 9/7/22	193	(g)
GBP	65	United Kingdom Gilt, Bonds, 4.25%, due 12/7/27	118	(g)
GBP	22	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	36	(g)
GBP	76	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	151	(g)

Total Foreign Government Securities (Cost $1,720)			1,728

Number of Shares		Value† (000's omitted)

Exchange Traded Funds (3.9%)
2,500	iShares 10+ Year Credit Bond ETF	160	(b)
592	iShares Core U.S. Aggregate Bond ETF	67	(b)
1,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	173	(b)
3,457	iShares MSCI ACWI ETF	202	(b)
1,179	SPDR Barclays International Treasury Bond ETF	68	*(b)
4,450	SPDR Barclays Long Term Corporate Bond ETF	193	(b)

Total Exchange Traded Funds (Cost $813)		863

Mutual Funds (45.1%)
66,924	Neuberger Berman Emerging Markets Debt Fund Institutional Class	595	(h)
159,887	Neuberger Berman Emerging Markets Equity Fund Institutional Class	2,482	(h)
44,807	Neuberger Berman Floating Rate Income Fund Institutional Class	440	(h)
19,987	Neuberger Berman Genesis Fund Class R6	1,107	(h)
89,675	Neuberger Berman High Income Bond Fund Institutional Class	770	(h)
292,282	Neuberger Berman International Equity Fund Institutional Class	3,208	(h)
82,398	Neuberger Berman Long Short Credit Fund Institutional Class	776	(h)
97,139	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	571	*(h)

Total Mutual Funds (Cost $10,017)		9,949

Short-Term Investment (2.0%)
447,859	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $448)	448	(b)(i)

Total Long Positions (110.8%) (Cost $23,905)		24,459

Short Positions(j) ((16.0)%)

Common Stocks Sold Short (16.0%)

Australia (0.3%)
(1,377)	Amcor Ltd.	(16)
(3,245)	AMP Ltd.	(14)
(1,381)	BHP Billiton PLC	(17)
(238)	Commonwealth Bank of Australia	(14)
(573)	Westpac Banking Corp.	(14)
		(75)
Belgium (0.1%)
(153)	Anheuser-Busch InBev NV	(20)

Canada (0.5%)
(750)	Alaris Royalty Corp.	(13)
(739)	CI Financial Corp.	(15)
(225)	Dollarama, Inc.	(17)
(482)	Gildan Activewear, Inc.	(14)
(431)	IGM Financial, Inc.	(12)
(222)	MacDonald Dettwiler & Associates Ltd.	(15)
(771)	Silver Wheaton Corp.	(21)
		(107)
Chile (0.1%)
(1,986)	Antofagasta PLC	(13)

Denmark (0.1%)
(110)	Pandora A/S	(14)
(782)	Tryg A/S	(15)
		(29)
Finland (0.1%)
(379)	Huhtamaki OYJ	(17)

France (0.8%)
(418)	Accor SA	(18)
(182)	Air Liquide SA	(19)
(888)	Bureau Veritas SA	(19)
(175)	Danone SA	(14)
(155)	Essilor International SA	(20)
(296)	Imerys SA	(21)
(101)	L'Oreal SA	(19)
(346)	Legrand SA	(19)
(212)	Orpea	(19)
(116)	Pernod Ricard SA	(13)
		(181)
Germany (0.6%)
(87)	Bayer AG	(9)
(144)	Beiersdorf AG	(14)
(157)	Fresenius Medical Care AG & Co. KGaA	(14)
(1,471)	Infineon Technologies AG	(24)
(137)	SAP SE	(12)
(151)	Siemens AG	(17)
(275)	Symrise AG	(19)
(311)	United Internet AG	(14)
		(123)
Hong Kong (0.1%)
(2,200)	AIA Group Ltd.	(14)
(6,600)	Hong Kong & China Gas Co. Ltd.	(12)
		(26)
Ireland (0.2%)
(220)	Kerry Group PLC Class A	(19)
(306)	Shire PLC	(20)
		(39)
Italy (0.1%)
(653)	Salvatore Ferragamo SpA	(15)
(2,407)	Snam SpA	(14)
		(29)
Japan (0.5%)
(600)	Canon, Inc.	(17)
(2,000)	Daiwa Securities Group, Inc.	(11)
(590)	Honda Motor Co. Ltd.	(16)
(2,207)	Inpex Corp.	(18)
(200)	Lawson, Inc.	(16)
(4,000)	Tobu Railway Co. Ltd.	(22)
(300)	Toyota Motor Corp.	(17)
		(117)
Jersey (0.1%)
(1,638)	UBM PLC	(15)

Jordan (0.1%)
(472)	Hikma Pharmaceuticals PLC	(16)

Mexico (0.1%)
(1,115)	Fresnillo PLC	(29)

Netherlands (0.3%)
(549)	Aalberts Industries NV	(18)
(182)	Heineken NV	(17)
(733)	Koninklijke Philips NV	(20)
		(55)
Singapore (0.1%)
(2,200)	Singapore Exchange Ltd.	(12)
(6,400)	StarHub Ltd.	(19)
		(31)
South Africa (0.1%)
(163)	Randgold Resources Ltd.	(19)

Spain (0.2%)
(1,819)	Banco Bilbao Vizcaya Argentaria SA	(11)
(310)	Enagas SA	(9)
(437)	Industria de Diseno Textil SA	(15)
(796)	Red Electrica Corp. SA	(18)
		(53)
Sweden (0.4%)
(885)	Assa Abloy AB, B Shares	(19)
(531)	Hennes & Mauritz AB, B Shares	(16)
(329)	Investor AB, B Shares	(11)
(625)	Kinnevik AB, B Shares	(16)
(836)	Lundin Petroleum AB	(14)	*
(1,138)	Svenska Handelsbanken AB, A Shares	(14)
		(90)
Switzerland (0.5%)
(287)	Cie Financiere Richemont SA	(17)
(39)	Geberit AG	(15)
(417)	LafargeHolcim Ltd.	(20)	*
(259)	Nestle SA	(21)
(8)	SGS SA	(18)
(28)	Swisscom AG	(14)
		(105)
United Arab Emirates (0.0%)
(686)	NMC Health PLC	(10)

United Kingdom (2.1%)
(1,226)	ARM Holdings PLC	(27)
(273)	Associated British Foods PLC	(10)
(1,349)	Babcock International Group PLC	(17)
(259)	British American Tobacco PLC	(17)
(2,143)	BTG PLC	(19)	*
(523)	Bunzl PLC	(16)
(1,153)	Capita PLC	(15)
(627)	Compass Group PLC	(12)
(394)	Croda International PLC	(17)
(287)	Delphi Automotive PLC	(20)
(745)	Diageo PLC	(21)
(1,605)	Diploma PLC	(18)
(1,761)	Essentra PLC	(11)
(1,330)	Halma PLC	(19)
(22)	Hammerson PLC	(0)	(k)
(5,120)	ITV PLC	(13)
(1,085)	Pennon Group PLC	(13)
(403)	Pentair PLC	(26)
(143)	Reckitt Benckiser Group PLC	(14)
(657)	RELX NV	(12)
(704)	RELX PLC	(13)
(8,556)	Rotork PLC	(25)
(1,178)	Sky PLC	(14)
(682)	SSE PLC	(14)
(850)	St. James's Place PLC	(10)
(815)	Ultra Electronics Holdings PLC	(18)
(276)	Unilever NV	(13)
(1,216)	United Utilities Group PLC	(16)
(383)	Whitbread PLC	(20)
		(460)
United States (8.5%)
(128)	3M Co.	(23)
(90)	Affiliated Managers Group, Inc.	(13)	*
(424)	Alliant Energy Corp.	(17)
(283)	American Water Works Co., Inc.	(23)
(206)	AmerisourceBergen Corp.	(18)
(413)	AMETEK, Inc.	(19)
(315)	Amphenol Corp. Class A	(19)
(220)	ANSYS, Inc.	(20)	*
(610)	Aqua America, Inc.	(21)
(248)	Arthur J Gallagher & Co.	(12)
(288)	Ball Corp.	(20)
(117)	Becton Dickinson and Co.	(21)
(45)	BlackRock, Inc.	(16)
(80)	Boeing Co.	(11)
(338)	Broadridge Financial Solutions, Inc.	(23)
(347)	Brown & Brown, Inc.	(13)
(166)	Brown-Forman Corp. Class B	(16)
(215)	Caterpillar, Inc.	(18)
(181)	Chevron Corp.	(19)
(108)	Church & Dwight Co., Inc.	(11)
(339)	CMS Energy Corp.	(15)
(547)	Coach, Inc.	(24)
(359)	Coca-Cola Co.	(16)
(275)	Colgate-Palmolive Co.	(20)
(435)	ConocoPhillips	(18)
(475)	Copart, Inc.	(24)	*
(138)	Costco Wholesale Corp.	(23)
(391)	Crown Holdings, Inc.	(21)	*
(228)	Danaher Corp.	(19)
(282)	Dominion Resources, Inc.	(22)
(672)	Donaldson Co., Inc.	(24)
(206)	DTE Energy Co.	(20)
(220)	EOG Resources, Inc.	(18)
(26)	Equinix, Inc.	(10)
(149)	Exxon Mobil Corp.	(13)
(133)	FactSet Research Systems, Inc.	(23)
(464)	Fastenal Co.	(20)
(114)	FedEx Corp.	(18)
(329)	Fidelity National Information Services, Inc.	(26)
(114)	Fortive Corp.	(5)	*
(356)	Fortune Brands Home & Security, Inc.	(23)
(365)	Garmin Ltd.	(20)
(244)	Gartner, Inc.	(24)	*
(233)	Harris Corp.	(20)
(201)	Hershey Co.	(22)
(144)	Home Depot, Inc.	(20)
(170)	Honeywell International, Inc.	(20)
(223)	IDEX Corp.	(20)
(245)	IDEXX Laboratories, Inc.	(23)	*
(102)	Illinois Tool Works, Inc.	(12)
(108)	International Business Machines Corp.	(17)
(184)	Intuit, Inc.	(20)
(497)	ITC Holdings Corp.	(23)
(175)	J.B. Hunt Transport Services, Inc.	(15)
(110)	J.M. Smucker Co.	(17)
(107)	Kimberly-Clark Corp.	(14)
(204)	Marsh & McLennan Cos., Inc.	(13)
(227)	MasterCard, Inc. Class A	(22)
(232)	Mead Johnson Nutrition Co.	(21)
(241)	Medtronic PLC	(21)
(51)	Mettler-Toledo International, Inc.	(21)	*
(436)	Microchip Technology, Inc.	(24)
(200)	Monsanto Co.	(21)
(200)	Moody's Corp.	(21)
(443)	Newell Brands, Inc.	(23)
(131)	NextEra Energy, Inc.	(17)
(272)	Nordson Corp.	(24)
(477)	Oracle Corp.	(20)
(178)	Parker-Hannifin Corp.	(20)
(273)	Paychex, Inc.	(16)
(319)	Piedmont Natural Gas Co., Inc.	(19)
(179)	PPG Industries, Inc.	(19)
(142)	Praxair, Inc.	(17)
(343)	QUALCOMM, Inc.	(21)
(119)	Roper Technologies, Inc.	(20)
(206)	S&P Global, Inc.	(25)
(151)	Sempra Energy	(17)
(5,462)	Sirius XM Holdings, Inc.	(24)	*
(318)	Southern Co.	(17)
(513)	Southern Copper Corp.	(13)
(179)	Spectrum Brands Holdings, Inc.	(23)
(326)	St. Jude Medical, Inc.	(27)
(287)	Starbucks Corp.	(17)
(171)	Stericycle, Inc.	(15)	*
(291)	STERIS PLC	(21)
(551)	TD Ameritrade Holding Corp.	(17)
(259)	TJX Cos., Inc.	(21)
(88)	TransDigm Group, Inc.	(25)	*
(581)	Tyco International PLC	(26)
(234)	Under Armour, Inc. Class C	(8)	*
(245)	Union Pacific Corp.	(23)
(160)	United Technologies Corp.	(17)
(334)	VF Corp.	(21)
(357)	WEC Energy Group, Inc.	(23)
(496)	WhiteWave Foods Co.	(28)	*
(189)	Zimmer Biomet Holdings, Inc.	(25)
(418)	Zoetis, Inc.	(21)
		(1,876)
Total Short Positions (16.0%) (Proceeds $(3,339))		(3,535)

Total Investments (94.8%) (Cost $20,566)		20,924	##

Other Assets Less Liabilities (5.2%)		1,151	(l)

Net Assets (100.0%)		$22,075

*	Non-income producing security.
(a)
Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar
CAD = Canadian Dollar
EURO = Euro
GBP = Pound Sterling
MXN = Mexican Peso
NZD = New Zealand Dollar
ZAR = South African Rand

(b)	All or a portion of this security is segregated in connection with obligations for TBAs and/or futures contracts and/or forward contracts with a total value of approximately $6,446,000.
(c)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $228,000, which represents 1.0% of net assets for the Fund.  These securities have been deemed by the investment manager to be liquid.

(d)	All or a portion of the security is pledged as collateral for securities sold short.
(e)	The security or a portion of this security is on loan at 7/31/2016. Total value of all such securities at 7/31/2016 amounted to approximately $154,000 for the Fund.
(f)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at 7/31/2016, amounted to approximately $156,000, which represents 0.7% of net assets of the Fund.

(g)
Security exempt from registration pursuant to Regulation S under the 1933 Act. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 7/31/2016, amounted to approximately $1,352,000, which represents 6.1% of net assets of the Fund.

(h)	Affiliated company (see Note § of Notes to Schedule of Investments).
(i)	Represents 7-day effective yield as of 7/31/2016.
(j)
At 7/31/2016 the Fund had deposited $1,304,000, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.  This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.

(k)	Amount less than one thousand.
(l)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
8/30/2016	2 H-Shares Index	Short	$329
9/8/2016	1 Euro-Bund	Short	(1,488)
9/8/2016	4 Nikkei 225 Index	Short	(20,198)
9/16/2016	1 Russell 2000 Index Mini	Short	(7,072)
9/19/2016	4 Pound Sterling	Short	31,938
9/19/2016	2 New Zealand Dollar	Short	(5,786)
9/20/2016	2 Canadian Dollar	Short	1,374
9/21/2016	7 U.S. Treasury Note, 10 Year	Short	242
9/28/2016	1 UK Long Gilt Bond	Short	(10,986)
9/30/2016	7 U.S. Treasury Note, 5 Year	Short	2,450
9/8/2016	1 Euro-BOBL	Long	(225)
9/8/2016	2 Euro-BTP	Long	2,370
9/8/2016	2 Euro- SCHATZ	Long	(137)
9/8/2016	1 EUR Bund	Long	166
9/8/2016	1 Euro-OAT	Long	525
9/16/2016	2 Euro STOXX 50 Index	Long	4,737
9/16/2016	1 FTSE 100 Index	Long	2,606
9/16/2016	3 Mini MSCI Emerging Markets Index	Long	9,068
9/16/2016	4 S&P 500 E-Mini Index	Long	15,493
9/19/2016	2 Euro	Long	(4,618)
9/19/2016	1 Pound Sterling	Long	(7,997)
9/19/2016	3 Japanese Yen	Long	15,573
9/21/2016	1 Canadian Treasury Bond, 10 Year	Long	(331)
9/21/2016	1 U.S. Treasury Bond, Long	Long	(1,814)
9/28/2016	3 UK Long Gilt Bond	Long	3,848
9/30/2016	U.S. Treasury Note, 2 Year	Long	(1,131)
6/19/2017	1 Canadian Bankers’ Acceptance, 90 Day	Long	(213)
Total			$28,723

At July 31, 2016, the notional value of futures for the Fund was $4,418,529 for long positions and $(3,339,595) for short positions. The Fund had deposited $116,600 in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
49,370	Australian Dollar	$35,551	Societe Generale	9/8/2016	$1,924
21,316	Australian Dollar	15,296	State Street Bank and Trust Company	9/8/2016	884
94,962	Australian Dollar	68,297	Deutsche Bank AG	9/8/2016	3,787
124,178	Australian Dollar	89,284	Royal Bank of Canada	9/8/2016	4,977
102,619	Australian Dollar	73,907	Societe Generale	9/8/2016	3,989
106,405	Australian Dollar	78,132	State Street Bank and Trust Company	9/8/2016	2,638
48,884	Australian Dollar	36,242	State Street Bank and Trust Company	9/8/2016	865
60,448	Australian Dollar	44,606	Goldman Sachs International	9/8/2016	1,279
47,866	Australian Dollar	35,317	Goldman Sachs International	9/8/2016	1,017
30,616	Australian Dollar	22,511	State Street Bank and Trust Company	9/8/2016	729
71,797	Australian Dollar	53,188	State Street Bank and Trust Company	9/8/2016	1,312
23,157	Australian Dollar	17,129	State Street Bank and Trust Company	9/8/2016	449
35,185	Australian Dollar	26,164	State Street Bank and Trust Company	9/8/2016	545
136,489	Australian Dollar	102,481	Societe Generale	9/8/2016	1,125
550,797	Brazilian Real	165,330	Barclays Bank PLC	8/11/2016	4,031
19,531	Canadian Dollar	14,893	State Street Bank and Trust Company	9/8/2016	69
348,328	Canadian Dollar	269,230	Deutsche Bank AG	9/8/2016	(2,384)
850,013	Canadian Dollar	657,233	Societe Generale	9/8/2016	(6,059)
28,374	Canadian Dollar	21,899	State Street Bank and Trust Company	9/8/2016	(162)
17,221	Canadian Dollar	13,535	State Street Bank and Trust Company	9/8/2016	(343)
140,623	Canadian Dollar	109,582	State Street Bank and Trust Company	9/8/2016	(1,855)
75,368	Canadian Dollar	58,386	Royal Bank of Canada	9/8/2016	(649)
33,466	Canadian Dollar	25,732	State Street Bank and Trust Company	9/8/2016	(94)
57,080	Canadian Dollar	44,114	Goldman Sachs International	9/8/2016	(386)
18,746	Canadian Dollar	14,494	Societe Generale	9/8/2016	(133)
37,307	Canadian Dollar	28,682	State Street Bank and Trust Company	9/8/2016	(102)
30,515	Canadian Dollar	23,400	Goldman Sachs International	9/8/2016	(23)
55,887	Canadian Dollar	42,441	State Street Bank and Trust Company	9/8/2016	373
17,091	Euro	19,128	State Street Bank and Trust Company	9/8/2016	7
42,380	Euro	47,525	Societe Generale	9/8/2016	(75)
77,209	Euro	86,474	Goldman Sachs International	9/8/2016	(28)
13,887	Euro	15,575	State Street Bank and Trust Company	9/8/2016	(27)
15,414	Euro	17,567	Societe Generale	9/8/2016	(309)
31,701	Euro	36,222	Societe Generale	9/8/2016	(728)
34,673	Euro	39,319	State Street Bank and Trust Company	9/8/2016	(498)
23,635	Euro	26,805	Goldman Sachs International	9/8/2016	(342)
37,153	Euro	42,269	State Street Bank and Trust Company	9/8/2016	(671)
12,834	Euro	14,581	Societe Generale	9/8/2016	(211)
18,502	Euro	20,692	State Street Bank and Trust Company	9/8/2016	24
40,074	Euro	44,498	Royal Bank of Canada	9/8/2016	370
23,762	Euro	26,186	Goldman Sachs International	9/8/2016	419
29,900	Euro	32,858	State Street Bank and Trust Company	9/8/2016	619
27,467	Euro	30,533	State Street Bank and Trust Company	9/8/2016	220
2,770,942,010	Indonesian Rupiah	210,079	Barclays Bank PLC	8/11/2016	1,201
1,538,736	Japanese Yen	14,072	Deutsche Bank AG	9/8/2016	1,028
20,504,129	Japanese Yen	187,348	Royal Bank of Canada	9/8/2016	13,866
1,496,431	Japanese Yen	13,690	Societe Generale	9/8/2016	995
7,113,938	Japanese Yen	64,288	Goldman Sachs International	9/8/2016	5,523
2,726,204	Japanese Yen	25,472	Societe Generale	9/8/2016	1,281
4,982,663	Japanese Yen	46,726	Societe Generale	9/8/2016	2,170
1,145,672	Japanese Yen	10,788	State Street Bank and Trust Company	9/8/2016	455
4,711,035	Japanese Yen	44,574	State Street Bank and Trust Company	9/8/2016	1,657
2,871,980	Japanese Yen	27,638	Royal Bank of Canada	9/8/2016	546
1,070,268	Japanese Yen	10,268	State Street Bank and Trust Company	9/8/2016	235
1,328,848	Japanese Yen	12,957	Goldman Sachs International	9/8/2016	84
7,855,748	Japanese Yen	75,152	Royal Bank of Canada	9/8/2016	1,940
2,802,962	Japanese Yen	26,530	Goldman Sachs International	9/8/2016	977
2,499,087	Japanese Yen	23,631	State Street Bank and Trust Company	9/8/2016	893
1,196,415	Japanese Yen	11,507	Societe Generale	9/8/2016	234
1,005,679	Mexican Peso	53,346	Barclays Bank PLC	8/11/2016	239
8,964,316	New Taiwan Dollar	277,533	Barclays Bank PLC	8/11/2016	4,401
29,063	New Zealand Dollar	19,400	State Street Bank and Trust Company	9/8/2016	1,554
234,166	New Zealand Dollar	157,219	Royal Bank of Canada	9/8/2016	11,609
39,448	New Zealand Dollar	26,479	Societe Generale	9/8/2016	1,962
52,917	New Zealand Dollar	35,587	State Street Bank and Trust Company	9/8/2016	2,565
23,915	New Zealand Dollar	16,919	State Street Bank and Trust Company	9/8/2016	323
44,187	New Zealand Dollar	31,058	Goldman Sachs International	9/8/2016	800
59,457	New Zealand Dollar	41,588	State Street Bank and Trust Company	9/8/2016	1,279
32,712	New Zealand Dollar	23,110	State Street Bank and Trust Company	9/8/2016	475
48,022	New Zealand Dollar	34,435	Goldman Sachs International	9/8/2016	188
34,073	New Zealand Dollar	24,268	State Street Bank and Trust Company	9/8/2016	297
58,406	New Zealand Dollar	40,984	State Street Bank and Trust Company	9/8/2016	1,125
86,908	New Zealand Dollar	60,530	Goldman Sachs International	9/8/2016	2,128
42,430	New Zealand Dollar	29,576	State Street Bank and Trust Company	9/8/2016	1,015
416,140	Norwegian Krone	49,737	Societe Generale	9/8/2016	(410)
1,588,681	Norwegian Krone	191,867	Societe Generale	9/8/2016	(3,556)
3,658,407	Norwegian Krone	437,949	State Street Bank and Trust Company	9/8/2016	(4,306)
98,950	Norwegian Krone	11,901	State Street Bank and Trust Company	9/8/2016	(172)
519,459	Norwegian Krone	63,447	State Street Bank and Trust Company	9/8/2016	(1,874)
95,523	Norwegian Krone	11,641	Goldman Sachs International	9/8/2016	(318)
135,080	Norwegian Krone	16,137	Royal Bank of Canada	9/8/2016	(126)
276,325	Norwegian Krone	33,386	State Street Bank and Trust Company	9/8/2016	(632)
205,724	Norwegian Krone	24,895	Societe Generale	9/8/2016	(510)
586,239	Norwegian Krone	69,050	State Street Bank and Trust Company	9/8/2016	439
144,442	Norwegian Krone	17,048	State Street Bank and Trust Company	9/8/2016	73
348,692	Norwegian Krone	41,905	State Street Bank and Trust Company	9/8/2016	(573)
254,904	Norwegian Krone	30,138	Societe Generale	9/8/2016	76
154,923	Norwegian Krone	18,284	State Street Bank and Trust Company	9/8/2016	79
155,625	Norwegian Krone	18,520	Royal Bank of Canada	9/8/2016	(74)
170,460	Norwegian Krone	20,338	Goldman Sachs International	9/8/2016	(133)
179,295	Norwegian Krone	21,141	Goldman Sachs International	9/8/2016	111
13,123	Pound Sterling	19,316	Societe Generale	9/8/2016	(1,938)
24,102	Pound Sterling	35,354	Societe Generale	9/8/2016	(3,438)
60,855	Pound Sterling	89,151	State Street Bank and Trust Company	9/8/2016	(8,564)
28,195	Pound Sterling	41,266	Goldman Sachs International	9/8/2016	(3,929)
11,781	Pound Sterling	17,201	Societe Generale	9/8/2016	(1,600)
30,260	Pound Sterling	44,108	Societe Generale	9/8/2016	(4,037)
20,928	Pound Sterling	30,158	Goldman Sachs International	9/8/2016	(2,445)
13,182	Pound Sterling	19,434	Societe Generale	9/8/2016	(1,977)
8,810	Pound Sterling	11,797	State Street Bank and Trust Company	9/8/2016	(130)
9,233	Pound Sterling	12,445	Goldman Sachs International	9/8/2016	(218)
9,105	Pound Sterling	11,875	Societe Generale	9/8/2016	182
17,064	Pound Sterling	22,674	Royal Bank of Canada	9/8/2016	(77)
22,158	Pound Sterling	29,521	Goldman Sachs International	9/8/2016	(179)
36,371	Pound Sterling	48,036	State Street Bank and Trust Company	9/8/2016	128
2,461,598	South African Rand	165,330	Barclays Bank PLC	8/11/2016	11,680
159,790	Swedish Krona	19,256	Societe Generale	9/8/2016	(549)
1,095,925	Swedish Krona	132,769	Royal Bank of Canada	9/8/2016	(4,467)
1,325,221	Swedish Krona	159,979	Goldman Sachs International	9/8/2016	(4,834)
560,025	Swedish Krona	67,636	State Street Bank and Trust Company	9/8/2016	(2,073)
85,482	Swedish Krona	10,554	Societe Generale	9/8/2016	(547)
339,224	Swedish Krona	41,514	State Street Bank and Trust Company	9/8/2016	(1,801)
813,885	Swedish Krona	99,047	Goldman Sachs International	9/8/2016	(3,764)
208,875	Swedish Krona	25,157	Royal Bank of Canada	9/8/2016	(704)
424,872	Swedish Krona	51,859	Societe Generale	9/8/2016	(2,119)
123,735	Swedish Krona	14,546	State Street Bank and Trust Company	9/8/2016	(60)
370,001	Swedish Krona	43,949	State Street Bank and Trust Company	9/8/2016	(632)
549,438	Swedish Krona	64,392	Societe Generale	9/8/2016	(68)
197,018	Swedish Krona	23,078	State Street Bank and Trust Company	9/8/2016	(13)
298,218	Swedish Krona	35,108	State Street Bank and Trust Company	9/8/2016	(195)
157,720	Swedish Krona	18,359	Goldman Sachs International	9/8/2016	105
27,093	Swiss Franc	27,464	State Street Bank and Trust Company	9/8/2016	544
39,324	Swiss Franc	39,916	Royal Bank of Canada	9/8/2016	736
63,226	Swiss Franc	64,132	Societe Generale	9/8/2016	1,228
230,778	Swiss Franc	234,417	State Street Bank and Trust Company	9/8/2016	4,151
61,041	Swiss Franc	61,993	Goldman Sachs International	9/8/2016	1,108
43,930	Swiss Franc	45,923	Societe Generale	9/8/2016	(510)
53,552	Swiss Franc	55,912	State Street Bank and Trust Company	9/8/2016	(552)
25,059	Swiss Franc	26,163	State Street Bank and Trust Company	9/8/2016	(258)
34,380	Swiss Franc	35,868	Goldman Sachs International	9/8/2016	(327)
46,983	Swiss Franc	48,900	Goldman Sachs International	9/8/2016	(331)
36,086	Swiss Franc	37,564	State Street Bank and Trust Company	9/8/2016	(259)
23,650	Swiss Franc	24,380	State Street Bank and Trust Company	9/8/2016	68
44,702	Swiss Franc	45,314	State Street Bank and Trust Company	9/8/2016	897
Total					$35,944

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
185,318	Australian Dollar	$134,142	Goldman Sachs International	9/8/2016	$(6,530)
30,746	Australian Dollar	22,845	Goldman Sachs International	9/8/2016	(494)
78,631	Australian Dollar	59,891	Goldman Sachs International	9/8/2016	204
90,924	Australian Dollar	67,996	Goldman Sachs International	9/8/2016	(1,023)
17,836	Australian Dollar	13,138	Royal Bank of Canada	9/8/2016	(401)
66,104	Australian Dollar	50,285	Royal Bank of Canada	9/8/2016	106
22,759	Australian Dollar	16,246	Societe Generale	9/8/2016	(1,030)
25,234	Australian Dollar	18,748	Societe Generale	9/8/2016	(407)
14,178	Australian Dollar	10,557	Societe Generale	9/8/2016	(206)
31,045	Australian Dollar	23,188	Societe Generale	9/8/2016	(377)
59,211	Australian Dollar	44,408	Societe Generale	9/8/2016	(538)
403,938	Australian Dollar	291,805	State Street Bank and Trust Company	9/8/2016	(14,817)
22,141	Australian Dollar	16,239	State Street Bank and Trust Company	9/8/2016	(568)
14,191	Australian Dollar	10,564	State Street Bank and Trust Company	9/8/2016	(208)
64,828	Australian Dollar	48,543	State Street Bank and Trust Company	9/8/2016	(667)
99,739	Australian Dollar	75,921	State Street Bank and Trust Company	9/8/2016	211
75,493	Australian Dollar	56,652	State Street Bank and Trust Company	9/8/2016	(654)
306,808	Canadian Dollar	235,393	Goldman Sachs International	9/8/2016	355
77,041	Canadian Dollar	60,437	Goldman Sachs International	9/8/2016	1,417
751,091	Canadian Dollar	578,690	Royal Bank of Canada	9/8/2016	3,298
45,670	Canadian Dollar	35,045	Royal Bank of Canada	9/8/2016	59
25,059	Canadian Dollar	19,047	Societe Generale	9/8/2016	(150)
90,285	Canadian Dollar	69,229	Societe Generale	9/8/2016	64
120,055	Canadian Dollar	93,911	Societe Generale	9/8/2016	1,940
68,745	Canadian Dollar	54,205	Societe Generale	9/8/2016	1,541
39,087	Canadian Dollar	30,595	Societe Generale	9/8/2016	651
184,689	Canadian Dollar	141,589	State Street Bank and Trust Company	9/8/2016	104
45,607	Canadian Dollar	35,060	State Street Bank and Trust Company	9/8/2016	121
27,106	Canadian Dollar	21,044	State Street Bank and Trust Company	9/8/2016	279
8,788,677	Chilean Peso	13,226	Barclays Bank PLC	8/11/2016	(187)
457,483	Czech Koruna	18,737	Barclays Bank PLC	8/11/2016	(192)
19,874	Euro	22,295	Deutsche Bank AG	9/8/2016	43
9,884	Euro	11,173	Goldman Sachs International	9/8/2016	106
36,602	Euro	40,813	Goldman Sachs International	9/8/2016	(168)
11,538	Euro	12,769	Goldman Sachs International	9/8/2016	(149)
14,025	Euro	15,610	Goldman Sachs International	9/8/2016	(93)
54,693	Euro	61,372	Royal Bank of Canada	9/8/2016	136
21,899	Euro	24,736	Royal Bank of Canada	9/8/2016	217
12,520	Euro	14,045	Societe Generale	9/8/2016	27
3,394	Euro	3,810	Societe Generale	9/8/2016	10
42,174	Euro	46,829	Societe Generale	9/8/2016	(390)
26,794	Euro	29,544	Societe Generale	9/8/2016	(455)
50,389	Euro	56,448	State Street Bank and Trust Company	9/8/2016	31
40,996	Euro	46,699	State Street Bank and Trust Company	9/8/2016	798
24,504	Euro	27,869	State Street Bank and Trust Company	9/8/2016	433
37,071	Euro	41,684	State Street Bank and Trust Company	9/8/2016	178
47,169	Euro	52,178	State Street Bank and Trust Company	9/8/2016	(634)
18,956	Euro	21,013	State Street Bank and Trust Company	9/8/2016	(211)
31,534	Euro	34,971	State Street Bank and Trust Company	9/8/2016	(335)
36,159,050	Hungarian Forint	126,532	Barclays Bank PLC	8/11/2016	(3,434)
4,693,260	Japanese Yen	44,055	Goldman Sachs International	9/8/2016	(2,001)
9,209,545	Japanese Yen	86,732	Goldman Sachs International	9/8/2016	(3,644)
5,820,436	Japanese Yen	53,280	Societe Generale	9/8/2016	(3,837)
32,523,983	Japanese Yen	296,606	Societe Generale	9/8/2016	(22,564)
8,107,203	Japanese Yen	73,239	State Street Bank and Trust Company	9/8/2016	(6,320)
8,561,293	Japanese Yen	80,121	State Street Bank and Trust Company	9/8/2016	(3,894)
2,313,456	Japanese Yen	22,790	State Street Bank and Trust Company	9/8/2016	87
1,881,424	Japanese Yen	18,362	State Street Bank and Trust Company	9/8/2016	(101)
1,315,479	Japanese Yen	12,962	State Street Bank and Trust Company	9/8/2016	53
3,953,963	Japanese Yen	37,324	State Street Bank and Trust Company	9/8/2016	(1,478)
166,866	New Zealand Dollar	111,900	Deutsche Bank AG	9/8/2016	(8,406)
40,512	New Zealand Dollar	27,223	Goldman Sachs International	9/8/2016	(1,985)
90,463	New Zealand Dollar	63,811	Goldman Sachs International	9/8/2016	(1,411)
50,194	New Zealand Dollar	35,242	Royal Bank of Canada	9/8/2016	(947)
37,416	New Zealand Dollar	27,194	Royal Bank of Canada	9/8/2016	218
498,700	New Zealand Dollar	334,528	Societe Generale	9/8/2016	(25,022)
29,403	New Zealand Dollar	20,920	Societe Generale	9/8/2016	(278)
18,433	New Zealand Dollar	13,261	Societe Generale	9/8/2016	(28)
63,493	New Zealand Dollar	44,702	Societe Generale	9/8/2016	(1,075)
23,886	New Zealand Dollar	16,480	State Street Bank and Trust Company	9/8/2016	(741)
112,521	New Zealand Dollar	77,602	State Street Bank and Trust Company	9/8/2016	(3,523)
45,446	New Zealand Dollar	32,226	State Street Bank and Trust Company	9/8/2016	(539)
25,927	New Zealand Dollar	18,280	State Street Bank and Trust Company	9/8/2016	(413)
68,822	New Zealand Dollar	49,441	State Street Bank and Trust Company	9/8/2016	(177)
388,086	Norwegian Krone	46,977	Deutsche Bank AG	9/8/2016	976
221,126	Norwegian Krone	26,463	Goldman Sachs International	9/8/2016	253
390,927	Norwegian Krone	47,378	Goldman Sachs International	9/8/2016	1,040
124,973	Norwegian Krone	14,937	Goldman Sachs International	9/8/2016	124
139,718	Norwegian Krone	16,873	Royal Bank of Canada	9/8/2016	312
615,562	Norwegian Krone	74,107	Societe Generale	9/8/2016	1,143
196,806	Norwegian Krone	24,332	Societe Generale	9/8/2016	1,004
88,509	Norwegian Krone	10,623	State Street Bank and Trust Company	9/8/2016	132
285,013	Norwegian Krone	34,293	State Street Bank and Trust Company	9/8/2016	509
261,704	Norwegian Krone	32,051	State Street Bank and Trust Company	9/8/2016	1,030
677,266	Norwegian Krone	82,824	State Street Bank and Trust Company	9/8/2016	2,545
134,511	Norwegian Krone	16,126	State Street Bank and Trust Company	9/8/2016	182
297,347	Norwegian Krone	35,168	State Street Bank and Trust Company	9/8/2016	(77)
916,702	Norwegian Krone	107,206	State Street Bank and Trust Company	9/8/2016	(1,454)
115,115	Polish Zloty	28,657	Barclays Bank PLC	8/11/2016	(876)
45,386	Pound Sterling	66,752	Deutsche Bank AG	9/8/2016	6,650
18,138	Pound Sterling	25,683	Goldman Sachs International	9/8/2016	1,664
25,283	Pound Sterling	33,427	Goldman Sachs International	9/8/2016	(54)
11,979	Pound Sterling	17,585	Royal Bank of Canada	9/8/2016	1,722
70,651	Pound Sterling	100,057	State Street Bank and Trust Company	9/8/2016	6,498
12,978	Pound Sterling	19,017	State Street Bank and Trust Company	9/8/2016	1,830
14,835	Pound Sterling	19,572	State Street Bank and Trust Company	9/8/2016	(73)
18,646	Pound Sterling	24,427	State Street Bank and Trust Company	9/8/2016	(265)
506,471	Singapore Dollar	374,747	Barclays Bank PLC	8/11/2016	(2,990)
359,070,404	South Korean Won	309,717	Barclays Bank PLC	8/11/2016	(12,974)
648,720	Swedish Krona	78,559	Deutsche Bank AG	9/8/2016	2,613
1,107,580	Swedish Krona	133,936	Societe Generale	9/8/2016	4,269
359,612	Swedish Krona	43,533	Societe Generale	9/8/2016	1,432
480,666	Swedish Krona	59,532	Societe Generale	9/8/2016	3,260
87,139	Swedish Krona	10,528	State Street Bank and Trust Company	9/8/2016	326
523,185	Swedish Krona	64,486	State Street Bank and Trust Company	9/8/2016	3,236
446,203	Swedish Krona	54,942	State Street Bank and Trust Company	9/8/2016	2,704
229,703	Swedish Krona	27,764	State Street Bank and Trust Company	9/8/2016	873
309,396	Swedish Krona	37,635	State Street Bank and Trust Company	9/8/2016	1,413
247,083	Swedish Krona	28,915	State Street Bank and Trust Company	9/8/2016	(11)
5,162	Swiss Franc	5,232	Deutsche Bank AG	9/8/2016	(104)
28,828	Swiss Franc	29,569	Goldman Sachs International	9/8/2016	(232)
56,123	Swiss Franc	57,395	Goldman Sachs International	9/8/2016	(623)
13,521	Swiss Franc	13,703	Goldman Sachs International	9/8/2016	(275)
35,892	Swiss Franc	36,542	Royal Bank of Canada	9/8/2016	(562)
34,952	Swiss Franc	35,389	Societe Generale	9/8/2016	(743)
767,494	Swiss Franc	778,723	Societe Generale	9/8/2016	(14,680)
42,210	Swiss Franc	44,203	Societe Generale	9/8/2016	568
13,213	Swiss Franc	13,592	State Street Bank and Trust Company	9/8/2016	(67)
17,017	Swiss Franc	17,810	State Street Bank and Trust Company	9/8/2016	219
23,955	Swiss Franc	24,491	State Street Bank and Trust Company	9/8/2016	(272)
51,682	Swiss Franc	53,355	State Street Bank and Trust Company	9/8/2016	(71)
13,958	Swiss Franc	14,244	State Street Bank and Trust Company	9/8/2016	(185)
Total					$(98,076)

Schedule of Investments Global Allocation Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$10,322	$—	$—	$10,322
U.S. Treasury Obligations	—	921	—	921
U.S. Government Agency Securities	—	72	—	72
Mortgage-Backed Securities(a)	—	156	—	156
Foreign Government Securities(a)	—	1,728	—	1,728
Exchange Traded Funds	863	—	—	863
Mutual Funds	—	9,949	—	9,949
Short-Term Investment	—	448	—	448
Total Long Positions	$11,185	$13,274	$—	$24,459

(a)	The Schedule of Investments provides a geographic categorization as well as a Long Positions by Industry summary.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another.  Based on beginning of period market values as of November 1, 2015, approximately $578,000 in long positions and approximately $(83,000) in short positions was transferred from Level 2 to Level 1. Interactive provided adjusted prices for these securities as of October 31, 2015, as stated in the description of the valuation methods of foreign equity securities in footnote † in the Notes to Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks Sold Short(a)	$(3,535)	$—	$—	$(3,535)
Total Short Positions	$(3,535)	$—	$—	$(3,535)

(a)	The Schedule of Investments provides a geographic categorization as well as a Short Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2015	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2016
Investments in Securities:
Rights Sold Short(c)
United States	$(18)	$—	$—	$—	$18	$—	$—	$—	$—	$—
Total	$(18)	$—	$—	$—	$18	$—	$—	$—	$—	$—

(c)	For the period ended July 31, 2016, the Fund’s Level 3 investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The investments did not have a material impact on the Fund’s net assets; therefore, unobservable inputs used in formulating such valuations are not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$91	$—	$—	$91
Liabilities	(62)	—	—	(62)
Forward contracts(a)
Assets	—	178	—	178
Liabilities	—	(240)	—	(240)
Total	$29	$(62)	$—	$(33)

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(1):
	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2016	Value July 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Global Allocation
Neuberger Berman Emerging Markets Debt Fund Institutional Class	76,021	41,582	50,679	66,924	$594,824	$15,759	$(58,786)
Neuberger Berman Emerging Markets Equity Fund Institutional Class	156,647	43,578	40,338	159,887	2,482,220	12,512	(66,626)
Neuberger Berman Floating Rate Income Fund Institutional Class	-	44,807	-	44,807	440,168	287	-
Neuberger Berman Genesis Fund Class R6	-	19,987	-	19,987	1,106,488	-	-
Neuberger Berman High Income Bond Fund Institutional Class	134,797	23,578	68,700	89,675	769,577	49,946	(43,801)
Neuberger Berman International Equity Fund Institutional Class	265,492	46,252	19,462	292,282	3,208,207	36,956	(2,116)
Neuberger Berman Long Short Credit Fund Institutional Class	105,628	1,361	24,591	82,398	776,168	13,019	(13,695)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	101,752	-	4,613	97,139	571,193	-*	(8,395)
Total					$9,948,845	$128,479	$(193,419)

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

*	Security did not produce income during the period.

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Mutual Fund*	$ 9,949	45.1%
Foreign Government Securities**	1,728	7.8%
U.S. Treasury Obligations	921	4.2%
Exchange Traded Funds	863	3.9%
Banks	725	3.3%
Pharmaceuticals	457	2.1%
Insurance	410	1.9%
Food Products	366	1.7%
Health Care Equipment & Suppliers	366	1.7%
Oil, Gas & Consumable Fuels	350	1.6%
Health Care Providers & Services	335	1.5%
Media	302	1.4%
Electric Utilities	298	1.4%
Metals & Mining	294	1.3%
Food & Staples Retailing	292	1.3%
Software	278	1.3%
IT Services	273	1.3%
Machinery	240	1.1%
Capital Markets	235	1.1%
Electronic Equipment, Instruments & Components	225	1.0%
Diversified Financial Services	214	1.0%
Diversified Telecommunication Services	212	1.0%
Technology Hardware, Storage & Peripherals	205	0.9%
Construction & Engineering	184	0.8%
Internet Software & Services	180	0.8%
Chemicals	175	0.8%
Specialty Retail	164	0.7%
Communications Equipment	162	0.7%
Airlines	158	0.7%
Automobiles	157	0.7%
Mortgage-Backed Securities	156	0.7%
Real Estate Investment Trusts	154	0.7%
Commercial Services & Supplies	151	0.7%
Professional Services	151	0.7%
Industrial Conglomerates	134	0.6%
Tobacco	130	0.6%
Multi-Utilities	128	0.6%
Household Products	121	0.6%
Life Sciences Tools & Services	118	0.5%
Semiconductors & Semiconductor Equipment	116	0.5%
Hotels, Restaurants & Leisure	115	0.5%
Trading Companies & Distributors	114	0.5%
Aerospace & Defense	113	0.5%
Containers & Packaging	109	0.5%
Household Durables	107	0.5%
Distributors	97	0.4%
Energy Equipment & Services	96	0.4%
Road & Rail	94	0.4%
Auto Components	88	0.4%
Biotechnology	85	0.4%
Textiles, Apparel & Luxury Goods	76	0.3%
U.S. Government Agency Securities	72	0.3%
Paper & Forest Products	71	0.3%
Wireless Telecommunication Services	62	0.3%
Electrical Equipment	60	0.3%
Internet & Catalog Retail	57	0.3%
Air Freight & Logistics	55	0.2%
Building Products	55	0.2%
Multiline Retail	55	0.2%
Diversified Consumer Services	52	0.2%
Leisure Products	47	0.2%
Consumer Finance	41	0.2%
Gas Utilities	41	0.2%
Beverages	34	0.2%
Marine	34	0.2%
Personal Products	30	0.1%
Thrifts & Mortgage Finance	26	0.1%
Independent Power and Renewable Electricity Producers	23	0.1%
Health Care Technology	14	0.1%
Transportation Infrastructure	7	0.0%
Construction Materials	4	0.0%
Short-Term Investments and Other Assets-Net	1,599	7.2%
Short Positions (see summary on the next page)	(3,535)	(16.0)%
	$22,075	100.0%

*  Each Mutual Fund is an Investment Company under the 1940 Act and is not treated as an industry for purposes of the Fund’s  policy on industry concentration. This represents the aggregate of all mutual funds.

** Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Machinery	$(192)	(0.9)%
Health Care Equipment & Suppliers	(158)	(0.7)%
Food Products	(152)	(0.7)%
IT Services	(128)	(0.6)%
Chemicals	(123)	(0.6)%
Diversified Financial Services	(122)	(0.6)%
Textiles, Apparel & Luxury Goods	(113)	(0.5)%
Metals & Mining	(112)	(0.5)%
Aerospace & Defense	(106)	(0.5)%
Electric Utilities	(106)	(0.5)%
Beverages	(103)	(0.5)%
Oil, Gas & Consumable Fuels	(100)	(0.5)%
Industrial Conglomerates	(99)	(0.4)%
Capital Markets	(97)	(0.4)%
Multi-Utilities	(97)	(0.4)%
Semiconductors & Semiconductor Equipment	(96)	(0.4)%
Commercial Services & Supplies	(82)	(0.4)%
Household Products	(82)	(0.4)%
Insurance	(77)	(0.3)%
Professional Services	(77)	(0.3)%
Containers & Packaging	(74)	(0.3)%
Water Utilities	(73)	(0.3)%
Software	(72)	(0.3)%
Specialty Retail	(72)	(0.3)%
Hotels, Restaurants & Leisure	(67)	(0.3)%
Media	(66)	(0.3)%
Pharmaceuticals	(65)	(0.3)%
Health Care Providers & Services	(61)	(0.3)%
Road & Rail	(60)	(0.3)%
Building Products	(57)	(0.3)%
Gas Utilities	(54)	(0.2)%
Trading Companies & Distributors	(54)	(0.2)%
Banks	(53)	(0.2)%
Personal Products	(46)	(0.2)%
Household Durables	(43)	(0.2)%
Construction Materials	(41)	(0.2)%
Food & Staples Retailing	(39)	(0.2)%
Electrical Equipment	(38)	(0.1)%
Electronic Equipment, Instruments & Components	(38)	(0.2)%
Automobiles	(33)	(0.1)%
Life Sciences Tools & Services	(21)	(0.1)%
Auto Components	(20)	(0.1)%
Communications Equipment	(20)	(0.1)%
Biotechnology	(20)	(0.1)%
Wireless Telecommunication Services	(19)	(0.1)%
Air Freight & Logistics	(18)	(0.1)%
Multiline Retail	(17)	(0.1)%
Technology Hardware, Storage & Peripherals	(17)	(0.1)%
Tobacco	(17)	(0.1)%
Diversified Telecommunication Services	(14)	(0.1)%
Internet Software & Services	(14)	(0.1)%
Real Estate Investment Trusts	(10)	(0.0)%

Total Common Stocks Sold Short	$(3,535)	(16.0)%

Schedule of Investments Inflation Managed Fund
(Unaudited) 7/31/16

NUMBER OF SHARES		VALUE		†
		(000's omitted)
Common Stocks (25.8%)

Capital Markets (0.1%)
330		Brookfield Asset Management, Inc. Class A	$11

Chemicals (3.8%)
162		Air Products & Chemicals, Inc.	24
183		CF Industries Holdings, Inc.	5
26		Chase Corp.	2
62		Core Molding Technologies, Inc.	1	*
960		Dow Chemical Co.	52	(a)
730		E.I. du Pont de Nemours & Co.	51	(a)
112		Eastman Chemical Co.	7
217		Ecolab, Inc.	26
83		FMC Corp.	4
44		Hawkins, Inc.	2
36		Ingevity Corp.	1	*
59		International Flavors & Fragrances, Inc.	8
45		Koppers Holdings, Inc.	1	*
62		Kraton Performance Polymers, Inc.	2	*
285		LyondellBasell Industries NV Class A	21
364		Monsanto Co.	39	(a)
265		Mosaic Co.	7
239		OMNOVA Solutions, Inc.	2	*
203		PPG Industries, Inc.	21
207		Praxair, Inc.	24
72		Rayonier Advanced Materials, Inc.	1
65		Sherwin-Williams Co.	19
107		Trecora Resources	1	*
19		Trinseo SA	1
			322
Construction Materials (0.3%)
49		Martin Marietta Materials, Inc.	10
110		Vulcan Materials Co.	14
			24
Containers & Packaging (0.6%)
17		AEP Industries, Inc.	1
81		Avery Dennison Corp.	6
112		Ball Corp.	8
304		International Paper Co.	14
64		Myers Industries, Inc.	1
144		Owens-Illinois, Inc.	3	*
162		Sealed Air Corp.	8
218		WestRock Co.	9
			50
Energy Equipment & Services (1.7%)
293		Baker Hughes, Inc.	14
55		Bristow Group, Inc.	1
82		Diamond Offshore Drilling, Inc.	2
202		Ensco PLC Class A	2
115		Era Group, Inc.	1	*
121		FMC Technologies, Inc.	3	*
475		Halliburton Co.	21
47		Helmerich & Payne, Inc.	3
216		National Oilwell Varco, Inc.	7
439		Newpark Resources, Inc.	3	*
180		PHI, Inc.	3	*
931		Schlumberger Ltd.	75
80		SEACOR Holdings, Inc.	4	*
245		Tesco Corp.	1
149		TETRA Technologies, Inc.	1	*
			141
Hotels, Restaurants & Leisure (0.1%)
128		Starwood Hotels & Resorts Worldwide, Inc.	10

Independent Power and Renewable Electricity Producers (0.7%)
1,875		NextEra Energy Partners LP	59

Metals & Mining (0.6%)
1,056		Alcoa, Inc.	11
744		Freeport-McMoRan, Inc.	10
28		Haynes International, Inc.	1
410		Newmont Mining Corp.	18
214		Nucor Corp.	12
			52
Multi-Utilities (0.3%)
250		Sempra Energy	28

Oil, Gas & Consumable Fuels (10.0%)
39		Adams Resources & Energy, Inc.	1
290		Anadarko Petroleum Corp.	16
233		Apache Corp.	12
246		Cabot Oil & Gas Corp.	6
8		California Resources Corp.	0	(b)
1,217		Chevron Corp.	125	(a)
64		Cimarex Energy Co.	8
746		ConocoPhillips	30
187		CONSOL Energy, Inc.	4
286		Devon Energy Corp.	11
171		DHT Holdings, Inc.	1
337		EOG Resources, Inc.	27
93		EQT Corp.	7
2,945		Exxon Mobil Corp.	262	(a)
254		Hallador Energy Co.	1
169		Hess Corp.	9
1,235		Kinder Morgan, Inc.	25
330		Marathon Oil Corp.	4
346		Marathon Petroleum Corp.	14
601		Navios Maritime Acquisition Corp.	1
135		Newfield Exploration Co.	6	*
241		Noble Energy, Inc.	9
533		Occidental Petroleum Corp.	40
1,289		ONEOK, Inc.	58
320		Phillips 66	24
97		Pioneer Natural Resources Co.	16
76		Range Resources Corp.	3
179		Renewable Energy Group, Inc.	2	*
48		REX American Resources Corp.	3	*
154		Southwestern Energy Co.	2	*
2,357		Spectra Energy Corp.	85
81		Tesoro Corp.	6
335		Valero Energy Corp.	17
452		Williams Cos., Inc.	11
			846
Paper & Forest Products (0.0%)
53		Domtar Corp.	2

Real Estate Investment Trusts (7.6%)
524		American Homes 4 Rent Class A	11
323		American Tower Corp.	37
223		Apartment Investment & Management Co. Class A	10
91		AvalonBay Communities, Inc.	17
193		Boston Properties, Inc.	27
223		Colony Starwood Homes	7
80		CoreSite Realty Corp.	7
286		Crown Castle International Corp.	28
188		DCT Industrial Trust, Inc.	9
225		Douglas Emmett, Inc.	9
437		Duke Realty Corp.	13
144		DuPont Fabros Technology, Inc.	7
124		EPR Properties	10
70		Equinix, Inc.	26
259		Equity Commonwealth	8	*
211		Equity Lifestyle Properties, Inc.	17
407		Equity Residential	28
97		Essex Property Trust, Inc.	23
79		Extra Space Storage, Inc.	7
108		Federal Realty Investment Trust	18
533		General Growth Properties, Inc.	17
331		HCP, Inc.	13
403		Healthcare Trust of America, Inc. Class A	14
195		Kilroy Realty Corp.	14
682		Kimco Realty Corp.	22
295		Kite Realty Group Trust	9
297		National Retail Properties, Inc.	16
199		OMEGA Healthcare Investors, Inc.	7
126		Prologis, Inc.	7
98		Public Storage	23
97		Realty Income Corp.	7
184		Regency Centers Corp.	16
242		Simon Property Group, Inc.	55
154		SL Green Realty Corp.	18
105		Taubman Centers, Inc.	9
237		Ventas, Inc.	18
195		Vornado Realty Trust	21
179		Welltower, Inc.	14
747		Weyerhaeuser Co.	24
			643
Total Common Stocks (Cost $2,110)			2,188

PRINCIPAL AMOUNT(C)		VALUE		†
(000's omitted)		(000's omitted)

Foreign Government Securities (9.7%)

Sovereign (9.7%)
AUD	30	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	$31	(e)
AUD	10	Australia Government Bond, Senior Unsecured Notes, 1.25%, due 8/21/40	9	(e)
CAD	28	Canadian Government Bond, Bonds, 1.50%, due 12/1/44	28
CAD	21	Canadian Government Bond, Bonds, 1.25%, due 12/1/47	21
EUR	0	France Government Bond OAT, Unsecured Notes, 0.70%, due 7/25/30	0	(b)(d)(e)
EUR	16	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	25	(e)
MXN	555	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	35
NZD	139	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	109	(e)
NZD	35	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	29	(e)
ZAR	500	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	26
EUR	50	Spain Government Bond, Senior Unsecured Notes, 2.90%, due 10/31/46	66	(d)(e)
EUR	65	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.00%, due 11/30/30	78	(d)(e)
GBP	6	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	9	(e)
GBP	59	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	118	(e)
GBP	60	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.25%, due 3/22/52	136	(e)
GBP	41	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/58	100	(e)

Total Foreign Government Securities (Cost $799)			820

U.S. Treasury Obligations (20.5%)
$442		U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/18	445
133		U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/22	135
10		U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 7/15/22	11
21		U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/23	21
88		U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/24	92
126		U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 7/15/24	128
$25		U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/25	30
66		U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/27	81
11		U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	13
78		U.S. Treasury Inflation-Indexed Bonds, 2.50%, due 1/15/29	100
37		U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	53
$27		U.S. Treasury Inflation-Indexed Bonds, 3.38%, due 4/15/32	40
361		U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/40	484
73		U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 2/15/43	74
36		U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/45	37

Total U.S. Treasury Obligations (Cost $1,721)			1,744

NUMBER OF SHARES		VALUE		†
		(000's omitted)
Master Limited Partnerships (9.0%)

Hotels, Restaurants & Leisure (0.8%)
1,100		Cedar Fair LP	65

Oil, Gas & Consumable Fuels (8.2%)
2,000		Alliance Holdings GP LP	51
2,000		Antero Midstream Partners LP	51
1,000		DCP Midstream Partners LP	33
6,400		Energy Transfer Equity LP	106
1,950		Energy Transfer Partners LP	77
3,600		Enterprise Products Partners LP	102
1,100		EQT GP Holdings LP	28
800		EQT Midstream Partners LP	64
1,700		NuStar GP Holdings LLC	40
2,500		Teekay LNG Partners LP	26
3,200		Western Gas Equity Partners LP	120
			698
Total Master Limited Partnerships (Cost $909)			763

Mutual Funds (32.8%)
46,932		Neuberger Berman Emerging Markets Equity Fund Institutional Class	729	(f)
31,056		Neuberger Berman Floating Rate Income Fund Institutional Class	305	(f)
114,314		Neuberger Berman High Income Bond Fund Institutional Class	981	(f)
131,675		Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	774	*(f)

Total Mutual Funds (Cost $2,969)			2,789

Short-Term Investment (3.2%)
273,038		State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $273)	273	(a)(g)

Total Investments (100.9%) (Cost $8,781)			8,577	##

Other Assets Less Liabilities [(0.9%)]		(84)		(h)

Net Assets (100.0%)			$8,493

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of approximately $749,000.
(b)	Amount less than one thousand.
(c)
Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar
CAD = Canadian Dollar
EURO = Euro
GBP = Pound Sterling
MXN = Mexican Peso
NZD = New Zealand Dollar
ZAR = South African Rand

(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $144,000, which represents 1.7% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 7/31/2016, amounted to approximately $710,000, which represents 8.4% of net assets of the Fund.

(f)	Affiliated company (see Note § of Notes to Schedule of Investments).
(g)	Represents 7-day effective yield as of 7/31/2016.
(h)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.
See Notes to Schedule of Investments

Schedule of Investments Inflation Managed Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/8/2016	1 Euro-OAT	Short	$(5,959)
9/8/2016	1 Euro-BUND	Short	(1,488)
9/19/2016	2 New Zealand Dollar	Short	(5,786)
9/19/2016	1 South African Rand	Short	(3,227)
9/21/2016	2 U.S. Treasury Bond, Long	Short	122
9/8/2016	4 Euro-SCHATZ	Long	(274)
9/19/2016	5 Pound Sterling	Long	(1,421)
9/19/2016	1 Australian Dollar	Long	1,277
9/19/2016	2 Euro	Long	807
9/19/2016	1 Mexican Peso	Long	(90)
6/19/2017	1 Canadian Bankers’ Acceptance, 90 Day	Long	(455)
Total			$(16,494)

At July 31, 2016, the notional value of futures for the Fund was $1,487,108 for long positions and $(814,792) for short positions. The Fund had deposited $56,924 in segregated accounts to cover margin requirements on open futures.

Schedule of Investments Inflation Managed Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,188	$—	$—	$2,188
Foreign Government Securities(a)	—	820	—	820
U.S. Treasury Obligations	—	1,744	—	1,744
Master Limited Partnerships(a)	763	—	—	763
Mutual Funds	—	2,789	—	2,789
Short-Term Investment	—	273	—	273
Total Long Positions	$2,951	$5,626	$—	$8,577

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$2	$—	$—	$2
Liabilities	(18)	—	—	(18)
Total	$(16)	$—	$—	$(16)

(a)	Futures are reported at the cumulative appreciation/(depreciation) of the instrument.

§ Investments in Affiliates(1):

	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2016	Value July 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Neuberger Berman Emerging Markets Equity Fund Institutional Class	57,674	39,244	(49,986)	46,932	$728,606	$5,090	$(167,693)
Neuberger Berman Floating Rate Income Fund Institutional Class	61,229	32,093	(62,266)	31,056	305,089	5,406	(35,982)
Neuberger Berman High Income Bond Fund Institutional Class	193,868	72,411	(151,965)	114,314	981,022	42,469	(166,891)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	235,026	82,722	(186,073)	131,675	774,264	-*	(564,050)
Total					$2,788,981	$52,965	$(934,616)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

*	Security did not produce income during the period.

Schedule of Investments Long Short Fund
(Unaudited) 7/31/16

Number of Shares	Value (000's omitted)		†

Long Positions (100.3%)

Common Stocks (71.8%)

Airlines (1.2%)
809,266	Delta Air Lines, Inc.	$31,359	(a)

Banks (2.6%)
523,436	JPMorgan Chase & Co.	33,484	(a)(b)
828,400	U.S. Bancorp	34,934	(b)
		68,418
Beverages (0.6%)
147,800	PepsiCo, Inc.	16,098

Biotechnology (1.1%)
250,600	Celgene Corp.	28,115	*(b)

Capital Markets (2.7%)
71,000	BlackRock, Inc.	26,004
1,369,000	Brookfield Asset Management, Inc. Class A	47,326	(a)
		73,330
Chemicals (1.7%)
342,150	Ashland, Inc.	38,745	(a)
26,000	Sherwin-Williams Co.	7,793
		46,538
Construction & Engineering (0.8%)
27,380	Brookfield Business Partners LP	584
155,300	Valmont Industries, Inc.	20,336	(a)
		20,920
Consumer Finance (1.3%)
1,197,751	Synchrony Financial	33,393	(b)

Diversified Financial Services (1.6%)
223,093	Bats Global Markets, Inc.	5,662
927,700	CF Corp.	9,258	*
281,500	CME Group, Inc.	28,781	(b)
		43,701
Diversified Telecommunication Services (1.8%)
350,000	Level 3 Communications, Inc.	17,710	*(b)
260,800	SBA Communications Corp. Class A	29,992	*(b)
		47,702
Electric Utilities (2.3%)
1,179,952	Brookfield Infrastructure Partners LP	55,529
123,000	Westar Energy, Inc.	6,835
		62,364
Electrical Equipment (0.5%)
375,774	Sensata Technologies Holding NV	14,249	*

Electronic Equipment, Instruments & Components (2.2%)
312,200	Amphenol Corp. Class A	18,582	(b)
952,500	CDW Corp.	40,891	(b)
		59,473
Energy Equipment & Services (0.4%)
134,900	Schlumberger Ltd.	10,862

Food & Staples Retailing (4.7%)
115,100	Costco Wholesale Corp.	19,247	(b)
514,000	CVS Health Corp.	47,658	(a)
1,923,000	Whole Foods Market, Inc.	58,613	(a)
		125,518
Food Products (2.2%)
1,234,000	ConAgra Foods, Inc.	57,702	(a)

Health Care Equipment & Suppliers (1.8%)
748,369	DENTSPLY SIRONA, Inc.	47,926	(b)

Health Care Providers & Services (4.2%)
1,278,675	Accretive Health, Inc.	2,544	*
1,047,404	DaVita HealthCare Partners, Inc.	81,216	*(a)
189,400	UnitedHealth Group, Inc.	27,122	(b)
		110,882
Hotels, Restaurants & Leisure (3.7%)
310,000	Darden Restaurants, Inc.	19,084	(b)
234,500	McDonald's Corp.	27,589	(b)
188,600	Starbucks Corp.	10,948
322,000	Starwood Hotels & Resorts Worldwide, Inc.	25,135	(b)
212,200	Wyndham Worldwide Corp.	15,071
		97,827
Household Durables (1.2%)
682,000	Lennar Corp. Class A	31,918	(b)

Internet & Catalog Retail (1.5%)
23,600	Amazon.com, Inc.	17,908	*
17,300	Priceline Group, Inc.	23,369	*
		41,277
Internet Software & Services (3.2%)
57,500	Alphabet, Inc. Class A	45,502	*(b)
5,853	Alphabet, Inc. Class C	4,500	*
1,157,000	eBay, Inc.	36,052	*(b)
		86,054
IT Services (2.3%)
505,200	Visa, Inc. Class A	39,431	(a)
235,100	WEX, Inc.	22,024	*(b)
		61,455
Machinery (1.6%)
636,600	Allison Transmission Holdings, Inc.	18,347
364,900	Ingersoll-Rand PLC	24,178
		42,525
Multi-Utilities (1.5%)
308,000	NiSource, Inc.	7,903
500,000	WEC Energy Group, Inc.	32,455	(a)
		40,358
Multiline Retail (0.2%)
581,700	JC Penney Co., Inc.	5,619	*

Oil, Gas & Consumable Fuels (2.7%)
193,000	Cheniere Energy, Inc.	8,073	*
1,141,300	Enbridge, Inc.	46,942
869,300	Kinder Morgan, Inc.	17,673
		72,688
Pharmaceuticals (0.8%)
279,300	Bristol-Myers Squibb Co.	20,894	(a)

Professional Services (4.7%)
1,696,300	IHS Markit Ltd.	58,929	*(a)
710,000	Nielsen Holdings PLC	38,241
335,000	Verisk Analytics, Inc.	28,569	*(a)
		125,739
Real Estate Investment Trusts (1.2%)
723,200	Starwood Property Trust, Inc.	15,766
534,800	Weyerhaeuser Co.	17,498	(a)
		33,264
Road & Rail (0.3%)

47,800	Canadian Pacific Railway Ltd.	7,160

Semiconductors & Semiconductor Equipment (0.7%)
176,000	ASML Holding NV	19,293	(b)

Specialty Retail (5.6%)
233,794	Asbury Automotive Group, Inc.	14,215	*
260,000	Five Below, Inc.	13,263	*(a)
455,000	Home Depot, Inc.	62,899	(a)
951,700	Party City Holdco, Inc.	15,246	*
53,000	TJX Cos., Inc.	4,331
375,200	Tractor Supply Co.	34,387	(b)
74,000	Williams-Sonoma, Inc.	4,002
		148,343
Technology Hardware, Storage & Peripherals (1.5%)
320,000	Apple, Inc.	33,347	(b)
166,000	Western Digital Corp.	7,887
		41,234
Textiles, Apparel & Luxury Goods (2.6%)
138,500	lululemon athletica, Inc.	10,755	*
582,300	PVH Corp.	58,847	(a)
		69,602
Tobacco (0.6%)
149,131	Philip Morris International, Inc.	14,952

Transportation Infrastructure (1.3%)
2,789,229	Wesco Aircraft Holdings, Inc.	35,842	*(a)

Water Utilities (0.9%)
289,700	American Water Works Co., Inc.	23,923	(b)

Total Common Stocks (Cost $1,625,301)		1,918,517

Principal Amount (000's omitted)		Value (000's omitted)	†

Corporate Bonds (8.1%)

Chemicals (0.2%)
$4,700	Valvoline, Inc., Guaranteed Notes, 5.50%, due 7/15/24	4,906	(c)

Commercial Services (0.4%)
355	Cenveo Corp., Guaranteed Notes, 11.50%, due 5/15/17	352
$9,510	Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Notes, 9.25%, due 5/15/23	10,152	(c)
		10,504
Engineering & Construction (0.4%)
9,350	SBA Tower Trust, Mortgage, Ser. 2016-1, 2.88%, due 7/15/22	9,435	(c)

Food (1.0%)
30,280	Fresh Market, Inc., Senior Secured Notes, 9.75%, due 5/1/23	28,085	(c)

Healthcare-Services (0.7%)
4,535	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	4,790
10,285	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	11,314
2,195	Surgery Center Holdings, Inc., Guaranteed Notes, 8.88%, due 4/15/21	2,338	(c)
		18,442
Leisure Time (0.4%)
11,015	Sabre GLBL, Inc., Senior Secured Notes, 5.25%, due 11/15/23	11,538	(c)

Oil & Gas (0.1%)
1,870	Endeavor Energy Resources LP/EER Finance, Inc., Senior Unsecured Notes, 7.00%, due 8/15/21	1,842	(c)

Packaging & Containers (0.6%)
5,685	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	6,069
9,610	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	9,922
		15,991
Pipelines (2.5%)
24,913	Enterprise Products Operating LLC, Junior Subordinated Notes, Ser. A, 4.46%, due 8/1/66	23,013	(d)
13,875	NGPL PipeCo LLC, Senior Secured Notes, Ser. B, 7.12%, due 12/15/17	14,499	(c)
7,580	NGPL PipeCo LLC, Senior Secured Notes, Ser. B, 7.78%, due 12/15/37	7,808	(c)
21,872	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., Guaranteed Notes, 6.50%, due 4/1/19	21,298
1,030	Western Gas Partners LP, Senior Unsecured Notes, 3.95%, due 6/1/25	1,011
		67,629
Retail (1.1%)
3,542	JC Penney Corp., Inc., Guaranteed Notes, 5.65%, due 6/1/20	3,405
$743	JC Penney Corp., Inc., Guaranteed Notes, 5.75%, due 2/15/18	760
7,385	JC Penney Corp., Inc., Guaranteed Notes, 7.65%, due 8/15/16	7,394
5,480	JC Penney Corp., Inc., Guaranteed Notes, 7.95%, due 4/1/17	5,628
6,885	JC Penney Corp., Inc., Guaranteed Notes, 8.13%, due 10/1/19	7,195
4,320	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	4,558
		28,940
Semiconductors (0.2%)
5,810	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	6,135	(c)

Software (0.5%)
13,230	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	13,792	(c)

Total Corporate Bonds (Cost $213,522)		217,239

Asset-Backed Securities (0.6%)
4,730	Taco Bell Funding LLC, Ser. 2016-1A, Class A23, 4.97%, due 5/25/46	4,884	(c)
4,730	Taco Bell Funding LLC, Ser. 2016-1A, Class A2I3.83%, due 5/25/46	4,782	(c)
4,730	Taco Bell Funding LLC, Ser. 2016-1A, Class A2II, 4.38%, due 5/25/46	4,859	(c)

Total Asset-Backed Securities (Cost $14,190)		14,525

CONTRACTS	Value (000's omitted)		†

Purchased Options (0.3%)
4,600	KKR & Co. LP Call, expiring December 16, 2016 @ 15.00	311
235	Russell 2000 Index Put, expiring December 16, 2016 @ 1120.00	605
64	S&P 500 Index Put, expiring December 16, 2016 @ 1950.00	171
130	S&P 500 Index Put, expiring September 16, 2016 @ 1900.00	34
130	S&P 500 Index Put, expiring September 16, 2016 @ 1910.00	37
150	S&P 500 Index Put, expiring September 16, 2016 @ 1965.00	68
4,050	SPDR S&P Retail ETF Put, expiring January 20, 2017 @ 55.00	4,202
2,000	Tempur Sealy International, Inc. Call, expiring August 19, 2016 @ 65.00	2,140
3,000	Whole Foods Market, Inc. Call, expiring January 20, 2017 @ 33.00	433
4,594	Whole Foods Market, Inc. Call, expiring January 20, 2017 @ 36.00	303
1,000	Whole Foods Market, Inc. Call, expiring September 16, 2016 @ 34.00	17

Total Purchased Options (Cost $10,683)		8,321

Number of Shares		Value (000's omitted)	†

Master Limited Partnerships (1.0%)

Capital Markets (0.5%)
885,842	KKR & Co. LP	12,791

Oil, Gas & Consumable Fuels (0.5%)
287,128	Enbridge Energy Partners LP	6,707
193,500	Genesis Energy LP	7,040
		13,747
Total Master Limited Partnerships (Cost $32,237)		26,538

Short-Term Investments (18.5%)
5	State Street Institutional Government Money Market Fund Premier Class, 0.25%	0	(e)(f)
493,429,327	State Street Institutional Liquid Reserves Fund Premier Class, 0.46%	493,429	(b)(e)

Total Short-Term Investments (Cost $493,429)		493,429

Total Long Positions (100.3%) (Cost $2,389,362)		2,678,569	##

Short Positions(g) ((17.3)%)

Common Stocks Sold Short (12.2%)

Aerospace & Defense (0.8%)
(75,000)	Hexcel Corp.	(3,238)
(75,000)	Spirit AeroSystems Holdings, Inc. Class A	(3,254)	*
(97,100)	Thermo Fisher Scientific, Inc.	(15,423)
		(21,915)
Auto Components (0.2%)
(93,100)	Dorman Products, Inc.	(5,930)	*

Automobiles (0.2%)
(500,000)	Ford Motor Co.	(6,330)

Banks (0.4%)
(148,100)	Cullen/Frost Bankers, Inc.	(10,055)

Capital Markets (1.0%)
(430,100)	Franklin Resources, Inc.	(15,566)
(1,205,280)	Prospect Capital Corp.	(10,094)
		(25,660)
Construction & Engineering (0.6%)
(323,600)	Fluor Corp.	(17,319)

Consumer Finance (0.3%)
(56,400)	Capital One Financial Corp.	(3,783)
(132,400)	OneMain Holdings, Inc.	(3,819)	*
		(7,602)
Diversified Financial Services (0.3%)
(119,400)	Nasdaq, Inc.	(8,449)

Electric Utilities (0.5%)
(241,200)	Southern Co.	(12,904)

Energy Equipment & Services (0.6%)
(134,600)	Core Laboratories NV	(15,723)

Food & Staples Retailing (0.2%)
(186,900)	Sprouts Farmers Market, Inc.	(4,323)	*

Health Care Equipment & Suppliers (0.8%)
(77,600)	Edwards Lifesciences Corp.	(8,887)	*
(141,210)	Medtronic PLC	(12,374)
		(21,261)
Hotels, Restaurants & Leisure (1.1%)
(100,000)	BJ's Restaurants, Inc.	(3,884)	*
(334,000)	Carnival Corp.	(15,605)
(265,100)	Chuy's Holdings, Inc.	(8,939)	*
		(28,428)
Household Durables (0.2%)
(129,100)	Newell Brands, Inc.	(6,773)

IT Services (0.5%)
(279,262)	CGI Group, Inc. Class A	(13,555)	*

Machinery (0.2%)
(54,500)	Flowserve Corp.	(2,608)
(16,000)	Schindler Holding AG	(3,090)
		(5,698)
Multi-Utilities (0.5%)
(162,600)	Consolidated Edison, Inc.	(13,021)

Multiline Retail (0.2%)
(100,000)	Nordstrom, Inc.	(4,423)

Road & Rail (0.1%)
(40,000)	Old Dominion Freight Line, Inc.	(2,786)	*

Specialty Retail (2.2%)
(247,000)	Dick's Sporting Goods, Inc.	(12,669)
(178,600)	Gap, Inc.	(4,606)
(65,000)	Group 1 Automotive, Inc.	(4,051)
(347,924)	Restoration Hardware Holdings, Inc.	(10,719)	*
(389,600)	Sally Beauty Holdings, Inc.	(11,427)	*
(423,000)	Sonic Automotive, Inc. Class A	(7,690)
(131,000)	Tiffany & Co.	(8,452)
		(59,614)
Technology Hardware, Storage & Peripherals (0.1%)
(111,900)	Seagate Technology PLC	(3,584)

Textiles, Apparel & Luxury Goods (1.2%)
(95,000)	Ralph Lauren Corp.	(9,318)
(176,700)	Under Armour, Inc. Class A	(6,973)	*
(101,716)	Under Armour, Inc. Class C	(3,631)	*
(186,000)	VF Corp.	(11,612)
		(31,534)
Total Common Stocks Sold Short (Proceeds $(304,265))		(326,887)

Principal Amount (000's omitted)		Value (000's omitted)	†

Corporate Bonds Sold Short (1.7%)

Entertainment (0.5%)
$(7,000)	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	$(7,350)	(c)
$(6,200)	Pinnacle Entertainment, Inc., Senior Unsecured Notes, 5.63%, due 5/1/24	(6,359)	(c)
		(13,709)
Food (0.2%)
(6,000)	Whole Foods Market, Inc., Guaranteed Notes, 5.20%, due 12/3/25	(6,516)	(c)

Internet (0.2%)
(5,000)	Zayo Group LLC/Zayo Capital, Inc., Guaranteed Notes, 6.38%, due 5/15/25	(5,269)

Lodging (0.2%)
(4,000)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	(4,050)	(c)

Oil & Gas (0.3%)
(3,000)	Carrizo Oil & Gas, Inc., Guaranteed Notes 6.25%, due 4/15/23	(2,865)
(3,000)	Laredo Petroleum, Inc., Guaranteed Notes, 7.38%, due 5/1/22	(2,918)
(2,125)	Oasis Petroleum, Inc., Guaranteed Notes, 7.25%, due 2/1/19	(1,992)
		(7,775)
Packaging & Containers (0.3%)
(6,600)	Reynolds Group Issuer, Inc., Guaranteed Notes, 7.00%, due 7/15/24	(7,000)	(c)

Total Corporate Bonds Sold Short (Cost $(43,059))		(44,319)

Number of Shares		Value (000's omitted)	†

Exchange Traded Funds Sold Short (3.4%)
(373,000)	Consumer Discretionary Select Sector SPDR Fund	(30,448)
(77,000)	iShares Core S&P Small-Cap ETF	(9,395)
(534,100)	Utilities Select Sector SPDR Fund	(27,837)

(250,000)	Vanguard REIT ETF	(23,112)

Total Exchange Traded Funds Sold Short (Proceeds $(74,239))		(90,792)

Total Short Positions (17.3%) (Proceeds $(421,563))		(461,998)

Total Investments (83.0%) (Cost $1,967,798)		2,216,571	##

Other Assets Less Liabilities (17.0%)		454,856	(h)

Net Assets (100.0%)		$2,671,427

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for securities sold short and written options.
(b)
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or options written and/or swaps and/or futures with a total value of approximately $1,117,511,000.

(c)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $125,055,000, which represents 4.7% of long positions and $(31,275,000), which represents (1.2%) of short positions of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(e)	Represents 7-day effective yield as of 7/31/2016.
(f)	Amount less than one thousand.
(g)	At 7/31/2016 the Fund had deposited $469,245,163, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(h)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont'd)

Derivative Instruments
Equity swaps contracts (“equity swaps”)

At July 31, 2016, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value
Goldman Sachs International	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	10/22/2018-1/25/2018	$524,805
* The following table represents the individual short positions and related values of the equity swaps with Goldman Sachs International as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Short Positions
United States
WisdomTree Investments, Inc.	(52,699)	$(523,828)	$82,368
WisdomTree Investments, Inc.	(247,306)	(2,458,222)	443,222
Total Short Positions of Equity Swaps			525,590
Financing Costs and Other Receivables (Payables)			(785)
Equity Swaps, at Value - Goldman Sachs International			$524,805

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2016, the Fund had outstanding total return basket swaps* as follows:
Counterparty	Description	Expiration Date(s)	Value
Citibank N.A.	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	1/2/2018 & 1/8/2018	$62,734
* The following table represents the individual short positions and related values of the total return basket swaps as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Short Positions
CGCBFOD2
United Natural Foods Inc.	(3,044,952)	$(3,331,882)	$(286,931)
Sprouts Farmers Market Inc.	(1,973,482)	(2,159,447)	(185,964)
	(5,018,434)	(5,491,329)	(472,895)
CGCBNBEN
Hess Corp.	(2,755,269)	(2,571,087)	184,183
Marathon Oil Corp.	(2,684,939)	(2,505,458)	179,481
Murphy Oil Corp.	(2,608,306)	(2,433,947)	174,359
	(8,048,514)	(7,510,492)	538,023
Total Short Positions of Total Return Basket Swaps			$65,128
Net Cash and Other Receivables (Payables)			(2,394)
Total Return Basket Swaps, at Value – Citibank N.A.			$62,734

Counterparty	Description	Expiration Date(s)	Value
Goldman Sachs International	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	10/3/2016 – 7/102017	$(8,150,643)
* The following table represents the individual short positions and related values of the total return basket swaps as of July 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Short Positions
GSCBNBCB
Boardwalk Real Estate Investment Trust	(2,479,891)	$(3,021,465)	$(541,574)
Bank of Nova Scotia	(2,276,725)	(2,773,929)	(497,205)
National Bank of Canada	(2,255,272)	(2,747,792)	(492,520)
Canadian Western Bank	(2,175,775)	(2,650,934)	(475,159)
CIBC	(2,144,516)	(2,612,849)	(468,332)
	(11,332,179)	(13,806,969)	(2,474,790)
GSCBNBCD
Restaurant Brands International Inc.	(3,383,826)	(4,082,900)	(699,074)
Jack in the Box Inc.	(2,375,478)	(2,866,234)	(490,756)
Sonic Corp.	(1,307,077)	(1,577,110)	(270,033)
	(7,066,381)	(8,526,244)	(1,459,863)
GSCBNIN2
Prospect Capital Corp.	(643,940)	(758,253)	(114,313)
Triangle Capital Corp.	(423,374)	(498,532)	(75,158)
Apollo Investment Corp.	(388,765)	(457,779)	(69,014)
New Mountain Finance Corp.	(364,057)	(428,684)	(64,628)
PennantPark Investment Corp.	(208,935)	(246,026)	(37,090)
Medley Capital Corp.	(178,630)	(210,341)	(31,711)
THL Credit Inc.	(157,068)	(184,951)	(27,883)
Fifth Street Finance Corp.	(134,703)	(158,616)	(23,913)
	(2,499,472)	(2,943,182)	(443,710)
GSCBNINV
FS Investment Corp.	(2,645,904)	(2,750,475)	(104,570)
Prospect Capital Corp.	(2,295,534)	(2,386,257)	(90,723)
Triangle Capital Corp.	(1,509,268)	(1,568,916)	(59,649)
Apollo Investment Corp.	(1,385,881)	(1,440,653)	(54,772)
New Mountain Finance Corp.	(1,297,802)	(1,349,093)	(51,291)
Fifth Street Finance Corp.	(956,124)	(993,911)	(37,787)
PennantPark Investment Corp.	(744,822)	(774,258)	(29,436)
THL Credit Inc.	(649,614)	(675,288)	(25,674)
Medley Capital Corp.	(636,788)	(661,955)	(25,167)
Ares Capital Corp.	(405,364)	(421,385)	(16,021)
	(12,527,101)	(13,022,191)	(495,090)
GSCBNML2
ONEOK Inc.	(1,154,442)	(1,713,301)	(558,859)
Summit Midstream Partners LP	(885,245)	(1,313,788)	(428,542)
Enable Midstream Partners LP	(827,766)	(1,228,484)	(400,717)
NuStar GP Holdings LLC	(655,516)	(972,847)	(317,332)
TC PipeLines LP	(637,409)	(945,976)	(308,567)
Tesoro Logistics LP	(574,286)	(852,294)	(278,009)
MPLX LP	(538,956)	(799,862)	(260,906)
	(5,273,620)	(7,826,552)	(2,552,932)
GSCBNUTL
8Point3 Energy Partners LP	(949,543)	(1,197,609)	(248,066)
Pattern Energy Group Inc.	(805,645)	(1,016,117)	(210,472)
Atlantica Yield plc	(763,714)	(963,232)	(199,518)
	(2,518,902)	(3,176,958)	(658,056)
Total Short Positions of Total Return Basket Swaps			$(8,084,441)
Net Cash and Other Receivables (Payables)			(66,202)
Total Return Basket Swaps, at Value - Goldman Sachs International			$(8,150,643)
Total Equity Swaps, at Value			$(8,087,909)

(a) Notional value represents the value (including any fees or commissions) of the short positions when they were established.

Total return swap contracts (“total return swaps”)

At July 31, 2016, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:
Short Total Return Swaps
Swap Counterparty	Reference Entity	Notional Value(1)	Termination Date	Fixed- rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value

Goldman Sachs International	Russell Mid-Cap Index Fund	$(35,890,213)	November 26, 2017	0.49%(2)	$(2,786,060)	$3,797	$(2,782,263)	(b)
Total					$(2,786,060)	$3,797	$(2,782,263)
(1) Notional value represents the value (including any fees or commissions) of the short positions when they were established.
(2) Variable-rate. 1-month LIBOR as of 7/26/2016.

At July 31, 2016, the Fund deposited cash collateral of $640,000 and $13,580,850 in segregated accounts for Citibank N.A. and Goldman Sachs International, respectively.

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/16/2016	658 Russell 2000 Mini Index	Short	$(72,380)	(b)
9/16/2016	3,223 S&P 500 E-Mini Index	Short	(1,224,740)
9/16/2016	160 S&P MidCap 400 E-Mini Index	Short	(171,200)
9/21/2016	33 U.S. Treasury Bond, Long	Short	(40,219)
Total			$(1,508,539)

At July 31, 2016, the notional value of futures was $(460,150,868) for short positions. The Fund had deposited $18,800,470 in segregated accounts to cover margin requirements on open futures.

Written option contracts (“options written”)

At July 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Allison Transmission Holdings, Inc., Put	3,653	22.5	11/18/2016	$(109,590)
BlackRock, Inc., Call	71	370	10/21/2016	(78,810)
Cheniere Energy, Inc., Call	920	45	12/16/2016	(254,380)
Cheniere Energy, Inc., Put	430	30	9/16/2016	(7,525)
Cheniere Energy, Inc., Put	1,530	30	12/16/2016	(126,225)
Cheniere Energy, Inc., Put	920	35	12/16/2016	(142,140)
ConAgra Foods, Inc., Call	1,200	50	8/19/2016	(12,000)	(b)
ConAgra Foods, Inc., Put	1,000	44	9/16/2016	(47,500)
Delta Air Lines, Inc., Call	819	50	9/16/2016	(4,914)
Delta Air Lines, Inc., Put	819	40	9/16/2016	(212,121)
Five Below, Inc., Call	1,000	55	1/20/2017	(327,500)
JPMorgan Chase & Co., Call	1,210	67.5	9/16/2016	(41,745)
KKR & Co. LP, Put	4,600	10	3/17/2017	(115,000)
PVH Corp., Call	300	105	8/19/2016	(31,500)
PVH Corp., Call	700	110	9/16/2016	(92,750)
PVH Corp., Put	300	90	8/19/2016	(9,000)
Russell 2000 Index, Call	235	1,250	12/16/2016	(803,700)
Russell 2000 Index, Put	235	1,000	12/16/2016	(240,875)
SBA Communications Corp., Put	201	100	9/16/2016	(11,557)
Schlumberger Ltd., Put	465	67.5	1/20/2017	(77,888)
S&P 500 Index, Call	130	2,100	9/16/2016	(1,095,250)
S&P 500 Index, Call	130	2,125	9/16/2016	(832,650)
S&P 500 Index, Call	67	2,175	12/16/2016	(433,155)
S&P 500 Index, Put	103	1,975	8/19/2016	(9,785)
S&P 500 Index, Put	150	1,775	9/16/2016	(17,250)
S&P 500 Index, Put	67	1,750	12/16/2016	(73,030)
SPDR S&P Retail ETF, Call	4,050	55	1/20/2017	(93,150)	(b)
Starbucks Corp., Put	800	52.5	10/21/2016	(40,000)
Starbucks Corp., Put	1,000	48.75	1/20/2017	(93,000)
Starwood Property Trust, Inc., Put	928	17.5	9/16/2016	(928)	(b)
Synchrony Financial, Put	1,559	24	12/16/2016	(109,130)
Tempur Sealy International, Inc., Call	2,000	70	8/19/2016	(1,210,000)
Tempur Sealy International, Inc., Put	2,000	55	9/16/2016	(20,000)
Tractor Supply Co., Call	600	95	8/19/2016	(19,500)
Tractor Supply Co., Put	300	85	8/19/2016	(6,750)
Valmont Industries, Inc., Call	200	140	9/16/2016	(17,000)
Wesco Aircraft Holdings, Inc., Put	499	12.5	8/19/2016	(14,970)
Wesco Aircraft Holdings, Inc., Put	2,836	12.5	12/16/2016	(195,848)
Wex, Inc., Call	461	100	8/19/2016	(19,592)
Wex, Inc., Call	460	95	11/18/2016	(257,600)
Wex, Inc., Call	460	105	2/17/2017	(181,700)
Weyerhaeuser Co., Call	2,671	34	10/21/2016	(180,293)
Whole Foods Market, Inc., Put	2,000	27	9/16/2016	(34,000)
Whole Foods Market, Inc., Put	3,000	28	1/20/2017	(447,000)
Whole Foods Market, Inc., Put	3,000	26	1/20/2017	(285,000)
Williams-Sonoma, Inc., Put	1,068	47.5	8/19/2016	(21,360)
WisdomTree Investments, Inc., Call	2,940	13	9/16/2016	(44,100)
Wyndham Worldwide Corp., Put	183	60	8/19/2016	(2,196)	(b)
			Total	$(8,500,957)

(b)	Security fair valued as of 7/31/2016 in accordance with procedures approved by the Fund’s Board of Trustees (“Board”).

At July 31, 2016, the Fund had deposited $71,763,976 in a segregated account to cover requirements on options written.

Schedule of Investments Long Short Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,918,517	$—	$—	$1,918,517
Corporate Bonds(a)	—	217,239	—	217,239
Asset-Backed Securities	—	14,525	—	14,525
Purchased Options	8,321	—	—	8,321
Master Limited Partnerships(a)	26,538	—	—	26,538
Short-Term Investments	—	493,429	—	493,429
Total Long Positions	$1,953,376	$725,193	$—	$2,678,569

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(326,887)	$—	$—	$(326,887)
Corporate Bonds Sold Short(a)	—	(44,319)	—	(44,319)
Exchange Traded Funds Sold Short	(90,792)	—	—	(90,792)
Total Short Positions	$(417,679)	$(44,319)	$—	$(461,998)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Swap contracts(a)
Assets	$—	$1,138	$—	$1,138
Liabilities	—	(11,483)	—	(11,483)
Futures(a)
Liabilities	(1,509)	—	—	(1,509)
Options written
Liabilities	(8,501)	—	—	(8,501)
Total	$(10,010)	$(10,345)	$—	$(20,355)

(a)
Futures are reported at the cumulative appreciation/(depreciation) of the instrument. Swap contracts are reported at the cumulative unrealized appreciation/(depreciation), with the exception of total return swaps, which are reported in the table at value.

Schedule of Investments Long Short Credit Fund
(Unaudited) 7/31/16

Number of Shares			Value† (000's omitted)

Common Stocks (0.2%)

Real Estate Investment Trusts (0.2%)
5,000		Annaly Capital Management, Inc. (Cost $53)	$55	(a)

Preferred Stocks (1.5%)

Banks (1.5%)
20,000		GMAC Capital Trust I, Ser. 2, 6.41% (Cost $499)	508	(b)

Principal Amount (000's omitted)			Value† (000's omitted)

Corporate Bonds (38.7%)

Banks (3.1%)
	$500	Credit Suisse Group Guernsey I Ltd., Guaranteed Notes, 7.88%, due 2/24/41	502	(b)(c)
	500	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. 1, 7.90%, due 12/29/49	520	(b)
			1,022
Computers (0.6%)
	200	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Unsecured Notes, 5.88%, due 6/15/21	209	(d)

Diversified Financial Services (2.4%)
	750	Nationstar Mortgage LLC/Nationstar Capital Corp., Guaranteed Notes, 9.63%, due 5/1/19	774

Forest Products & Paper (1.3%)
	400	Suzano Trading Ltd., Guaranteed Notes, 5.88%, due 1/23/21	419	(d)

Media (7.5%)
	500	Altice Financing SA, Senior Secured Notes, 7.50%, due 5/15/26	505	(d)
	200	Altice US Finance I Corp., Senior Secured Notes, 5.50%, due 5/15/26	207	(d)
	800	Cablevision Systems Corp., Senior Unsecured Notes, 8.63%, due 9/15/17	850	(a)
	200	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.88%, due 4/1/24	213	(d)
	200	Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	234	(d)
	200	SFR Group SA, Senior Secured Notes, 7.38%, due 5/1/26	200	(d)
	100	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	104
	126	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 13.38%, due 10/15/19	$134
			2,447
Mining (1.2%)
	200	First Quantum Minerals Ltd., Guaranteed Notes, 7.25%, due 10/15/19	188	(d)
	200	HudBay Minerals, Inc., Guaranteed Notes, 9.50%, due 10/1/20	192
			380
Oil & Gas (6.5%)
	400	Chesapeake Energy Corp., Guaranteed Notes, 3.93%, due 4/15/19	334	(b)
	500	Citgo Holding, Inc., Senior Secured Notes, 10.75%, due 2/15/20	494	(d)
	415	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 8.25%, due 2/15/20	427
	250	Seadrill Ltd., Senior Unsecured Notes, 6.13%, due 9/15/17	129	(d)
	700	YPF SA, Senior Unsecured Notes, 8.50%, due 3/23/21	751	(d)
			2,135
Packaging & Containers (1.2%)
	200	Ardagh Finance Holdings SA, Senior Unsecured Notes, 8.63%, due 6/15/19	204	(d)(e)
	200	Reynolds Group Issuer, Inc., Senior Secured Notes, 4.13%, due 7/15/21	202	(b)(d)
			406
Pipelines (1.5%)
	250	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 5/15/23	249
	250	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	247
			496
Telecommunications (13.4%)
	800	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	846	(a)
	300	DigitalGlobe, Inc., Guaranteed Notes, 5.25%, due 2/1/21	290	(d)
	1,000	EarthLink, Inc., Senior Secured Notes, 7.38%, due 6/1/20	1,045	(a)
	69	EarthLink, Inc., Guaranteed Notes, 8.88%, due 5/15/19	71	(f)
	700	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	748
	235	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 4/1/19	$176
	75	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	17
	200	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	47
	250	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	222
	850	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	921	(d)
			4,383
Total Corporate Bonds (Cost $12,667)			12,671

Foreign Government Securities (3.4%)

Sovereign (3.4%)
	400	Argentine Republic Government International Bond, Senior Unsecured Notes, 2.50%, due 12/31/38	271	(g)(h)
	800	Argentine Republic Government International Bond, Senior Unsecured Notes, 6.25%, due 4/22/19	848	(d)

Total Foreign Government Securities (Cost $1,104)			1,119

Number of Shares			Value† (000's omitted)

Short-Term Investments (52.5%)

Money Market Funds (22.0%)
7,188,861		State Street Institutional Government Money Market Fund Premier Class, 0.25%	7,189	(a)(i)
346		SsgA US Treasury Money Market Fund, N Class, 0.11%	0	(i)(k)
			7,189

Principal Amount (000's omitted)			Value† (000's omitted)

U.S. Treasury Obligations (30.5%)
	$2,500	U.S. Treasury Bill, Disc. Notes, 0.40%, due 8/11/16	2,500	(a)(j)
	2,500	U.S. Treasury Bill, Disc. Notes, 0.43%, due 8/18/16	2,500	(a)(j)
	2,500	U.S. Treasury Bill, Disc. Notes, 0.44%, due 8/25/16	2,499	(a)(j)
	2,500	U.S. Treasury Bill, Disc. Notes, 0.44%, due 11/25/16	2,498	(f)(j)
			9,997
Total Short-Term Investments (Cost $17,184)			17,186

Total Investments (96.3%) (Cost $31,507)			31,539	##

Other Assets Less Liabilities (3.7%)			1,198	(l)

Net Assets (100.0%)			$32,737

(a)
All or a portion of this security is segregated as collateral for forward foreign currency contracts and/or written option and/or futures and/or forwards and/or swaps with a total value of approximately $17,484,000.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 7/31/2016, amounted to approximately $502,000, which represents 1.5% of net assets of the Fund.

(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $6,014,000, which represents 18.4% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	Payment-in-kind (PIK) security. Security has the ability to pay in-kind or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)	All or a portion of the security is pledged as collateral for written options.
(g)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)	Defaulted security.
(i)	Represents 7-day effective yield as of 7/31/2016.
(j)	Rate shown was the discount rate at the date of purchase.
(k) (l)	Amount rounds to less than one thousand. Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) (cont’d)

Derivative Instruments
Credit default swap contracts (“credit default swaps”)

At July 31, 2016, the Fund had outstanding over-the-counter (“OTC”) credit default swaps as follows:

OTC Credit Default Swaps – Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(a)	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable /(Payable)	Total Fair Value
Goldman Sachs International	South Africa (Republic of), Senior Unsecured Notes, 5.50%, due 3/9/2020	$500,000	1.00%	6/20/2021	$49,015	$(11,522)	$(583)	$36,910
JPMorgan Chase Bank, N.A.	Societe Generale SA, Senior Unsecured Notes, 3.75%, due 3/1/2017	EUR500,000	1.00	6/20/2021	(1,612)	(5,365)	(645)	(7,622)
Goldman Sachs International	Chile (Republic of), Senior Unsecured Notes, 3.88%, due 8/5/2020	$500,000	1.00	6/20/2021	(746)	(2,661)	(583)	(3,990)
Goldman Sachs International	KB Home, Senior Unsecured Notes, 9.10%, due 9/15/2017	250,000	5.00	6/20/2021	(15,832)	(4,310)	(1,458)	(21,600)
Total					$30,825	$(23,858)	$(3,269)	$3,698

(a)	The notional value is stated in the currency in which the contract is denominated.
EUR= Euro
*            The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

OTC Credit Default Swaps—Sell Protection
Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable /(Payable)	Total Fair Value
Goldman Sachs International	CDX.NA.HY.25 0-15%	$2,500,000	5.00%	12/20/2020	$(1,462,443)	$68,691	$14,583	$(1,379,169)
Goldman Sachs International	United Mexican States, Senior Unsecured Medium Term Notes, 5.95%, due 3/19/2019	500,000	1.00	6/20/2021	(13,652)	796	583	(12,273)
Goldman Sachs International	Brazil, Federative Republic of (Government), 4.25%, due 1/7/2025	500,000	1.00	6/20/2021	(60,603)	14,085	583	(45,935)
JPMorgan Chase Bank, N.A.	Dell, Inc., Senior Unsecured Notes, 7.10%, due 4/15/2028	250,000	1.00	6/20/2021	(51,321)	21,105	292	(29,924)
Goldman Sachs International	Dell, Inc., Senior Unsecured Notes, 7.10%, due 4/15/2028	250,000	1.00	6/20/2021	(50,931)	20,733	292	(29,906)
Total					$(1,638,950)	$125,410	$16,333	$(1,497,207)

*	The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

At July 31, 2016, the Fund had outstanding centrally cleared credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount(a)	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	ITRAXX.FINSR.25.V1	EUR2,500,000	1.00%	6/20/2021	$13,799	$(2,558)	$3,217	$14,458
Total					$13,799	$(2,558)	$3,217	$14,458

(a) The notional value is stated in the currency in which the contract is denominated.
        EUR= Euro
*     The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

Total return swap contracts (“total return swaps”)

At July 31, 2016, the Fund had outstanding OTC total return swaps as follows:

Long Total Return Swaps
Swap Counterparty	Reference Entity	Notional Value(1)	Termination Date	Fixed-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable /(Payable)	Total Fair Value
Goldman Sachs International	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	$1,500,000	9/21/2016	0.65%(2)	$28,595	$(2,312)	$26,283
Goldman Sachs International	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	2,500,000	9/20/2016	0.65	41,599	(1,796)	39,803
Goldman Sachs International	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	2,500,000	9/20/2016	0.65	46,039	(1,437)	44,602
JPMorgan Chase Bank, N.A.	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	2,500,000	9/20/2016	0.65(2)	45,914	(303)	45,611
Bank of America, N.A.	Markit iBoxx USD Liquid High Yield Index	2,500,000	9/20/2016	0.67(3)	21,719	(1,078)	20,641
Total					$183,866	$(6,926)	$176,940

(1) Notional value represents the value (including any fees or commissions) of the long positions when they were established.
(2) Variable-rate. 3-month LIBOR as of 6/16/2016 (3) Variable-rate. 3-month LIBOR as of 7/8/2016

Short Total Return Swaps
Swap Counterparty	Reference Entity	Notional Value(1)	Termination Date	Fixed-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable /(Payable)	Total Fair Value
BNP Paribas SA	Sabine Pass Long LP, First Lien, 7.50%, due 11/30/2016	(500,000)	9/15/2017	(0.01)%(2)	$(447)	$(1,144)	$(1,591)
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.38%, due 2/1/2025	(200,000)	9/15/2017	(0.01)(2)	8,456	(327)	8,129
BNP Paribas SA	Hexion, Inc., First Lien, 10.00%, due 4/15/2020	(200,000)	9/15/2017	(0.01)(2)	(377)	(610)	(987)
BNP Paribas SA	Michaels Stores, Inc., Senior Subordinated, 5.88%, due 12/15/2020	(500,000)	9/15/2017	(0.01)(2)	(2,181)	(896)	(3,077)
BNP Paribas SA	SBA Communications Corp., Senior Unsecured Notes, 4.88%, due 7/15/2022	(250,000)	9/15/2017	(0.01)(2)	565	(371)	194
BNP Paribas SA	Teck Resources, Ltd., Senior Unsecured Notes, 3.75%, due 2/1/2023	(160,000)	9/15/2017	(0.01) (2)	(682)	(183)	(865)
BNP Paribas SA	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 6/15/2023	(550,000)	9/15/2017	(0.01) (2)	19,735	(1,132)	18,603
BNP Paribas SA	T-Mobile USA, Inc., Senior Unsecured Notes, 6.38%, due 3/1/2025	(500,000)	9/15/2017	(0.01)(2)	1,418	(972)	446
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026	(250,000)	9/15/2017	-(3)	-	-	-
Total					$26,487	$(5,635)	$20,852

(1) Notional value represents the value (including any fees or commissions) of the short positions when they were established.
(2) Variable-rate. 1-month LIBOR minus 0.50% as of 7/19/16.
(3) Effective date, which represents the date on which the Fund and the counterparty to the total return swap begin interest rate accrual is after July 31, 2016.  Variable-rate. 1-month LIBOR minus 0.50%

At July 31, 2016, the Fund received cash collateral of $160,000 from Goldman Sachs & Co.  At July 31, 2016, the Fund had deposited cash collateral of $1,420,000 in a segregated account for Goldman Sachs International. At July 31, 2016, the Fund deposited cash collateral of $590,000 for BNP Paribas SA.

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/16/2016	10 Stoxx 600 Bank	Long	$(662)
Total			$(662)

At July 31, 2016, the notional value of futures for the Fund was $74,012 for long positions. The Fund had deposited $122,007 in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
102,811	Euro	$114,920	Goldman Sachs International	9/8/2016	$191
370,689	Euro	414,349	Goldman Sachs International	9/8/2016	687

Total					$878

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
473,500	Euro	$530,244	Goldman Sachs International	9/8/2016	$98
Total					$98

Written option contracts (“options written”)

At July 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
SPDR S&P Oil & Gas Exploration Fund, Call	10	36	9/16/2016	$(975)
SPDR S&P Oil & Gas Exploration Fund, Call	10	37	9/16/2016	(670)
SPDR Energy Select Sector Fund, Call	10	69	9/16/2016	(1,110)
SPDR Energy Select Sector Fund, Call	10	70	9/16/2016	(760)
			Total	$(3,515)

At July 31, 2016, the Fund had deposited $150,097 in a segregated account to cover requirements on options written.

Schedule of Investments Long Short Credit Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$55	$—	$—	$$55
Preferred Stocks(a)	508	—	—	508
Corporate Bonds(a)	—	12,671	—	12,671
Foreign Government Securities(a)	—	1,119	—	1,119
Short-Term Investments(a)	—	17,186	—	17,186
Total Long Positions	$563	$30,976	$—	$31,539

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Swap contracts
Assets	$—	$256	$—	$256
Liabilities	—	(1,537)	—	(1,537)
Futures(a)
Liabilities	(1)	—	—	(1)
Forwards(a)
Assets	—	1	—	1
Options written
Liabilities	(4)	—	—	(4)
Total	$(5)	$(1,280)	$—	$(1,285)

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

Schedule of Investments Multi-Asset Income Fund
(Unaudited) 7/31/16

NUMBER OF
SHARES	VALUE†
(000's omitted)

Common Stocks (35.4%)

Aerospace & Defense (0.6%)
1,410	BAE Systems PLC	$10
36	L-3 Communications Holdings, Inc.	5
295	Lockheed Martin Corp.	75	(a)
25	Orbital ATK, Inc.	2
42	Raytheon Co.	6
		98
Air Freight & Logistics (0.4%)
630	United Parcel Service, Inc. Class B	68	(a)

Airlines (0.1%)
3,378	Air New Zealand Ltd.	5
2,000	Cathay Pacific Airways Ltd.	3
382	Deutsche Lufthansa AG	5
191	easyJet PLC	3
600	Singapore Airlines Ltd.	5
		21
Auto Components (0.0%)
614	GKN PLC	2
82	Nokian Renkaat OYJ	3
276	Xinyi Automobile Glass Hong Kong Enterprises Ltd.	0	*(b)
2,000	Xinyi Glass Holdings Ltd.	2	*
		7
Automobiles (0.1%)
36	Renault SA	3
18	Volkswagen AG	3
20	Volkswagen AG, Preference Shares	3
		9
Banks (1.6%)
2,233	Australia & New Zealand Banking Group Ltd.	44
1,345	Barclays PLC	3
570	Bendigo & Adelaide Bank Ltd.	4
3,000	BOC Hong Kong Holdings Ltd.	10
235	Credit Agricole SA	2
108	Danske Bank A/S	3
192	Fulton Financial Corp.	3
400	Hang Seng Bank Ltd.	7
1,235	HSBC Holdings PLC	8
900	JPMorgan Chase & Co.	58	(a)
27	M&T Bank Corp.	3
554	Nordea Bank AB	5
108	PNC Financial Services Group, Inc.	9
386	Regions Financial Corp.	4
800	Resona Holdings, Inc.	3
452	Skandinaviska Enskilda Banken AB, Class A	4
68	Societe Generale SA	2
295	SunTrust Banks, Inc.	12	(a)
112	Sydbank A/S	3
3,050	Umpqua Holdings Corp.	46
730	UniCredit SpA	2
57	United Bankshares, Inc.	2
226	Valley National Bancorp	2
625	Wells Fargo & Co.	30	(a)
		269
Beverages (0.6%)
1,534	Coca-Cola Co.	67	(a)
289	PepsiCo, Inc.	31	(a)
		98
Biotechnology (0.0%)
36	CSL Ltd.	3

Capital Markets (0.0%)
813	3i Group PLC	7

Chemicals (0.5%)
21	Air Products & Chemicals, Inc.	3
549	BASF SE	43
284	Dow Chemical Co.	15	(a)
223	E.I. du Pont de Nemours & Co.	16	(a)
77	LyondellBasell Industries NV Class A	6	(a)
		83
Commercial Services & Supplies (0.1%)
336	R.R. Donnelley & Sons Co.	6
1,548	Rentokil Initial PLC	5
147	Republic Services, Inc.	8
77	Rollins, Inc.	2
66	Waste Management, Inc.	4
		25
Communications Equipment (0.6%)
3,311	Cisco Systems, Inc.	101	(a)
248	Telefonaktiebolaget LM Ericsson, B Shares	2
		103
Construction & Engineering (0.2%)
74	Bouygues SA	2
94	CIMIC Group Ltd.	2
185	Skanska AB, B Shares	4
356	Vinci SA	27
		35
Containers & Packaging (0.3%)
442	Amcor Ltd.	5
74	Avery Dennison Corp.	6
1,132	DS Smith PLC	6
709	International Paper Co.	32	(a)
		49
Distributors (0.1%)
60	D'ieteren SA	2
36	Genuine Parts Co.	4
100	Jardine Cycle & Carriage Ltd.	3
		9
Diversified Telecommunication Services (1.0%)
1,392	AT&T, Inc.	60	(a)
240	CenturyLink, Inc.	7
67	Elisa OYJ	2
4,150	Frontier Communications Corp.	22	(a)
8,000	HKT Trust & HKT Ltd.	13
8,003	PCCW Ltd.	6
5,800	Singapore Telecommunications Ltd.	18
1,036	Spark New Zealand Ltd.	3
918	TDC A/S	5
460	Telenor ASA	8
2,102	Telia Co. AB	10
3,517	Telstra Corp. Ltd.	15
		169
Electric Utilities (1.9%)
57	Alliant Energy Corp.	2
91	American Electric Power Co., Inc.	6
172	BKW AG	8
1,500	CLP Holdings Ltd.	16
170	Duke Energy Corp.	15	(a)
275	Edison International	21
1,802	EDP - Energias de Portugal SA	6
1,184	Enel SpA	5
796	Entergy Corp.	65	(a)
632	EVN AG	7
1,274	Exelon Corp.	47	(a)
87	FirstEnergy Corp.	3
394	Fortum OYJ	7
98	Hawaiian Electric Industries, Inc.	3
7,907	HK Electric Investments & HK Electric Investments Ltd.	8	(c)
418	NextEra Energy, Inc.	54	(a)
72	OGE Energy Corp.	2
93	Pinnacle West Capital Corp.	7
1,000	Power Assets Holdings Ltd.	10
132	PPL Corp.	5
222	Southern Co.	12	(a)
588	SSE PLC	12
1,497	Terna Rete Elettrica Nazionale SpA	8
		329
Electrical Equipment (0.0%)
42	Eaton Corp. PLC	3
56	Emerson Electric Co.	3
		6
Electronic Equipment, Instruments & Components (0.1%)
197	Avnet, Inc.	8
674	AVX Corp.	9
		17
Energy Equipment & Services (0.5%)
345	Helmerich & Payne, Inc.	21
908	Noble Corp. PLC	7
246	Petrofac Ltd.	3
600	Schlumberger Ltd.	48	(a)
		79
Food & Staples Retailing (0.6%)
44	Casino Guichard Perrachon SA	2
2,637	J Sainsbury PLC	8
60	Kesko OYJ, B Shares	3
120	Sysco Corp.	6
326	Wal-Mart Stores, Inc.	24	(a)
964	Wesfarmers Ltd.	31
1,460	WM Morrison Supermarkets PLC	4
929	Woolworths Ltd.	17
		95
Food Products (0.7%)
194	Archer-Daniels-Midland Co.	9
40	Cal-Maine Foods, Inc.	2
181	Campbell Soup Co.	11	(a)
1,046	ConAgra Foods, Inc.	49	(a)
150	General Mills, Inc.	11
93	Hormel Foods Corp.	3
44	Ingredion, Inc.	6
76	Kellogg Co.	6
53	Leroy Seafood Group ASA	3
362	Orkla ASA	3
114	Salmar ASA	4
306	Tate & Lyle PLC	3
3,000	WH Group Ltd.	2	(c)
1,100	Wilmar International Ltd.	2
		114
Gas Utilities (0.1%)
39	Atmos Energy Corp.	3
1,911	Snam SpA	11
		14
Health Care Providers & Services (0.1%)
24	Anthem, Inc.	3
51	Owens & Minor, Inc.	2
75	Quest Diagnostics, Inc.	6
448	Sonic Healthcare Ltd.	8
		19
Hotels, Restaurants & Leisure (0.6%)
889	Carnival Corp.	42	(a)
50	Carnival PLC	2
98	Darden Restaurants, Inc.	6
202	Greene King PLC	2
202	Las Vegas Sands Corp.	10
197	McDonald's Corp.	23	(a)
1,600	Sands China Ltd.	6
95	Six Flags Entertainment Corp.	5
716	SKYCITY Entertainment Group Ltd.	3
571	Star Entertainment Grp Ltd	3
884	Tatts Group Ltd.	3
575	William Hill PLC	2
		107
Household Durables (0.0%)
86	Berkeley Group Holdings PLC	3
197	Persimmon PLC	5
		8
Household Products (0.7%)
56	Kimberly-Clark Corp.	7	(a)
1,303	Procter & Gamble Co.	112	(a)
		119
Independent Power and Renewable Electricity Producers (0.2%)
1,225	NextEra Energy Partners LP	38

Industrial Conglomerates (0.6%)
1,450	General Electric Co.	45	(a)
600	Keppel Corp. Ltd.	3
650	Koninklijke Philips NV	17
2,000	NWS Holdings Ltd.	3
250	Siemens AG ADR	27
		95
Insurance (1.7%)
91	Admiral Group PLC	3
463	Aegon NV	2
86	Aflac, Inc.	6
157	Ageas	5
331	Allianz SE	48
175	Assicurazioni Generali SpA	2
1,470	AXA SA	30
20	Baloise Holding AG	2
118	Cincinnati Financial Corp.	9
124	CNA Financial Corp.	4
398	CNP Assurances	6
1,248	Direct Line Insurance Group PLC	6
35	Hannover Rueck SE	4
1,618	Insurance Australia Group Ltd.	7
2,629	Legal & General Group PLC	7
850	MetLife, Inc.	36	(a)
130	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22
236	NN Group NV	6
3,554	Old Mutual PLC	10
118	Sampo OYJ, A Shares	5
104	SCOR SE	3
1,005	Standard Life PLC	4
277	Suncorp Group Ltd.	3
27	Swiss Life Holding AG	6
275	Swiss Re AG	23
62	Travelers Cos., Inc.	7
629	Unipol Gruppo Finanziario SpA	2
351	UNIQA Insurance Group AG	2
92	Zurich Insurance Group AG	22	*
		292
Internet Software & Services (0.0%)
539	Moneysupermarket.com Group PLC	2

IT Services (0.5%)
156	Amdocs Ltd.	9
477	Automatic Data Processing, Inc.	42	(a)
152	IBM Corp.	24	(a)
53	Paychex, Inc.	3
282	Western Union Co.	6
355	Xerox Corp.	4
		88
Leisure Products (0.1%)
246	Mattel, Inc.	8

Marine (0.0%)
66	Dfds A/S	3

Media (0.5%)
200	Fuji Media Holdings, Inc.	2
455	Informa PLC	4
825	Pearson PLC	10
2,400	Regal Entertainment Group Class A	57	(a)
94	Viacom, Inc. Class B	4
388	Vivendi SA	8
		85
Metals & Mining (1.2%)
1,567	Anglo American PLC	17	(a)
62	Bekaert NV	3
2,125	BHP Billiton Ltd.	31
957	BHP Billiton PLC	12	(a)
797	BlueScope Steel Ltd.	5
625	Franco-Nevada Corp.	48
372	Rio Tinto Ltd.	14
1,066	Rio Tinto PLC	35
1,175	Southern Copper Corp.	31	(a)
130	voestalpine AG	5
		201
Multi-Utilities (1.0%)
282	AGL Energy Ltd.	5
800	Ameren Corp.	42	(a)
400	Black Hills Corp.	25	(a)
3,252	Centrica PLC	10
114	Consolidated Edison, Inc.	9
2,575	National Grid PLC	37
426	NiSource, Inc.	11	(a)
64	Public Service Enterprise Group, Inc.	3
264	RWE AG	5	*
77	SCANA Corp	6
375	WEC Energy Group, Inc.	24	(a)
		177
Multiline Retail (0.3%)
712	Harvey Norman Holdings Ltd.	3
108	Kohl's Corp.	4
1,044	Marks & Spencer Group PLC	4
635	Target Corp.	48	(a)
		59
Oil, Gas & Consumable Fuels (3.8%)
392	Chevron Corp.	40	(a)
500	DCP Midstream Partners LP	17
1,050	EQT GP Holdings LP	27
1,372	Exxon Mobil Corp.	122	(a)
94	HollyFrontier Corp.	2
600	JX Holdings, Inc.	2
74	Neste OYJ	3
729	Occidental Petroleum Corp.	55	(a)
236	OMV AG	6
1,225	ONEOK, Inc.	55	(a)
139	Phillips 66	11
1,101	Repsol SA	14
2,193	Royal Dutch Shell PLC, A Shares	57
1,297	Royal Dutch Shell PLC, B Shares	34
1,956	Spectra Energy Corp.	70	(a)
778	Statoil ASA	12
825	Suncor Energy, Inc.	22
25	Tesoro Corp.	2
1,488	TOTAL SA	71
177	Valero Energy Corp.	9	(a)
500	Williams Cos., Inc.	12
3	Woodside Petroleum Ltd.	0
		643
Paper & Forest Products (0.2%)
79	Domtar Corp.	3
196	Mondi PLC	4
695	Navigator Co. SA	2
200	Nippon Paper Industries Co. Ltd.	4
434	Stora Enso OYJ, R Shares	4
594	UPM-Kymmene OYJ	12
		29
Personal Products (0.0%)
426	Avon Products, Inc.	2

Pharmaceuticals (3.9%)
966	AstraZeneca PLC	64	(a)
1,005	Bristol-Myers Squibb Co.	75	(a)
100	Daiichi Sankyo Co. Ltd.	2
671	Eli Lilly & Co.	56	(a)
4,046	GlaxoSmithKline PLC	90
1,150	GlaxoSmithKline PLC ADR	52	(a)
1,077	Johnson & Johnson	135	(a)
761	Merck & Co., Inc.	45	(a)
1,317	Pfizer, Inc.	49	(a)
210	Recordati SpA	7
888	Sanofi	76
300	Takeda Pharmaceutical Co. Ltd.	13
		664
Professional Services (0.0%)
38	Nielsen Holdings PLC	2

Real Estate Investment Trusts (4.8%)
270	American Campus Communities, Inc.	15
1,236	Annaly Capital Management, Inc.	14
466	Blackstone Mortgage Trust, Inc. Class A	13
697	Brandywine Realty Trust	12
204	Care Capital Properties, Inc.	6
570	CBL & Associates Properties, Inc.	7
484	Corporate Office Properties Trust	14
705	Crown Castle International Corp.	68	(a)
800	DCT Industrial Trust, Inc.	40
232	Digital Realty Trust, Inc.	24
400	Douglas Emmett, Inc.	15
602	EPR Properties	51
130	Equinix, Inc.	48	(a)
232	HCP, Inc.	9
286	Highwoods Properties, Inc.	16
700	Iron Mountain, Inc.	29
742	Kimco Realty Corp.	24
245	LaSalle Hotel Properties	7
329	Liberty Property Trust	14
128	Mid-America Apartment Communities, Inc.	13
247	National Retail Properties, Inc.	13
510	OMEGA Healthcare Investors, Inc.	18
1,174	Prologis, Inc.	64	(a)
85	Public Storage	20
363	Retail Opportunity Investments Corp.	8
262	Simon Property Group, Inc.	59	(a)
76	Sovran Self Storage, Inc.	8
928	Spirit Realty Capital, Inc.	13
553	STAG Industrial, Inc.	14
2,101	Starwood Property Trust, Inc.	46	(a)
97	Sun Communities, Inc.	8
311	Ventas, Inc.	24
181	Welltower, Inc.	14
1,591	Weyerhaeuser Co.	52	(a)
844	WP GLIMCHER, Inc.	11
		811
Road & Rail (0.3%)
9	AMERCO	4
475	Union Pacific Corp.	44	(a)
		48
Semiconductors & Semiconductor Equipment (1.1%)
36	Analog Devices, Inc.	2
1,015	Intel Corp.	35	(a)
34	KLA-Tencor Corp.	3
449	Marvell Technology Group Ltd.	5
1,328	Maxim Integrated Products, Inc.	54	(a)
55	MKS Instruments, Inc.	3
1,198	QUALCOMM, Inc.	75	(a)
241	Texas Instruments, Inc.	17	(a)
		194
Software (0.9%)
68	CA, Inc.	2
2,174	Microsoft Corp.	123	(a)
750	Oracle Corp.	31	(a)
		156
Specialty Retail (0.3%)
1,465	Best Buy Co., Inc.	49	(a)
254	Hennes & Mauritz AB, B Shares	8
233	Staples, Inc.	2
		59
Technology Hardware, Storage & Peripherals (0.6%)
521	Apple, Inc.	55	(a)
600	Canon, Inc.	17
447	HP, Inc.	6
525	Western Digital Corp.	25
		103
Textiles, Apparel & Luxury Goods (0.0%)
1,000	Yue Yuen Industrial Holdings Ltd.	4

Thrifts & Mortgage Finance (0.0%)
511	New York Community Bancorp, Inc.	7

Tobacco (1.5%)
715	Altria Group, Inc.	48	(a)
1,232	British American Tobacco PLC	79
542	Imperial Brands PLC	29
1,010	Philip Morris International, Inc.	101
		257
Transportation Infrastructure (0.0%)
152	Atlantia SpA	4

Wireless Telecommunication Services (0.4%)
21,337	Vodafone Group PLC	65	(a)
Total Common Stocks (Cost $5,777)		6,056

Convertible Preferred Stocks (0.4%)

Oil, Gas & Consumable Fuels (0.2%)
550	El Paso Energy Capital Trust I, 4.75%, due 3/31/28	28

Pharmaceuticals (0.2%)
25	Allergan PLC, Ser. A, 5.50%, Ser. A, 5.50%, due 3/1/18	22

Total Convertible Preferred Stocks (Cost $44)		50

Preferred Stocks (1.4%)

Real Estate Investment Trusts (1.4%)
600	Alexandria Real Estate Equities, Inc., Ser. E, 6.45%	16
500	American Homes 4 Rent, Ser. D, 6.50%	13
600	Apartment Investment & Management Co., Ser. A, 6.88%	16
600	Cedar Realty Trust, Inc., Ser. B, 7.25%	16
500	DuPont Fabros Technology, Inc., Ser. C, 6.63%	14
900	General Growth Properties, Inc., Ser. A, 6.38%	24
600	Hersha Hospitality Trust, Ser. C, 6.88%	15
600	Kilroy Realty Corp., Ser. G, 6.88%	15
600	National Retail Properties, Inc., Ser. D, 6.63%	16
700	Pebblebrook Hotel Trust, Ser. D, 6.38%	20
900	Regency Centers Corp., Ser. 6, 6.63%	23
600	Retail Properties of America, Inc., Ser. A, 7.00%	16
900	SL Green Realty Corp., Ser. I, 6.50%	24
600	VEREIT, Inc., Ser. F, 6.70%	16

Total Preferred Stocks (Cost $236)		244

PRINCIPAL AMOUNT	VALUE†
(000’s omitted)		(000’s omitted)

Convertible Bonds (0.3%)

Internet Software & Services (0.1%)
$10,000	Twitter, Inc., Senior Unsecured Notes, 1.00%, due 9/15/21	9

Real Estate Investment Trusts (0.2%)
$40,000	Extra Space Storage LP, Guaranteed Notes, 3.13%, due 10/1/35	44	(c)

Total Convertible Bonds (Cost $49)		53

U.S. Treasury Obligations (12.4%)
370	U.S. Treasury Bonds, 3.88%, due 8/15/40	499
215	U.S. Treasury Bonds, 2.50%, due 2/15/46	230
420	U.S. Treasury Bonds, 3.00%, due 11/15/44	494	(d)
17	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	20
16	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	16
44	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	63
110	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 2/15/43	111
203	U.S. Treasury Inflation-Indexed Bonds, 3.38%, due 4/15/32	300
$253	U.S. Treasury Notes, 4.75%, due 2/15/37	381

Total U.S. Treasury Obligations (Cost $2,011)		2,114

U.S. Government Agency Securities (1.9%)
90	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	134
100	Federal Home Loan Mortgage Corp., 6.75%, due 3/15/31	156
30	Tennessee Valley Authority, Senior Unsecured Notes, 5.38%, due 4/1/56	43

Total U.S. Government Agency Securities (Cost $321)		333

NUMBER OF SHARES	VALUE†
(000’s omitted)

Exchange Traded Funds (8.4%)
5,860	iShares 10+ Year Credit Bond ETF	375
1,176	iShares Core U.S. Aggregate Bond ETF	133
2,345	SPDR Barclays International Treasury Bond ETF	136	*
14,060	SPDR Barclays Long Term Corporate Bond ETF	609
892	Vanguard S&P 500 ETF	178

Total Exchange Traded Funds (Cost $1,346)		1,431

Master Limited Partnerships (2.9%)

Hotels, Restaurants & Leisure (0.3%)
1,000	Cedar Fair LP	59

Oil, Gas & Consumable Fuels (2.5%)
1,325	Alliance Holdings GP LP	34
6,000	Energy Transfer Equity LP	99
1,699	Energy Transfer Partners LP	67	(a)
2,000	Enterprise Products Partners LP	57	(a)
575	EQT Midstream Partners LP	46
900	NuStar Energy LP	45
1,725	Teekay LNG Partners LP	18
1,575	Western Gas Equity Partners LP	59
		425
Real Estate Management & Development (0.1%)
498	Brookfield Property Partners LP	12

Total Master Limited Partnerships (Cost $555)		496

Mutual Funds (35.4%)
154,725	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,375	(e)
180,600	Neuberger Berman Floating Rate Income Fund Institutional Class	1,774	(e)
272,488	Neuberger Berman High Income Bond Fund Institutional Class	2,339	(e)
59,325	Neuberger Berman Long Short Credit Fund Institutional Class	559	(e)

Total Mutual Funds (Cost $6,176)		6,047

Short-Term Investment (1.4%)
237,624	State Street Institutional Liquid Reserves Fund Premier Class, 0.46% (Cost $238)	238	(a)(f)

Total Investments (99.9%) (Cost $16,753)		17,062	##

Other Assets Less Liabilities (0.1%)		24	(g)

Net Assets (100.0%)		$17,087

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for forward contracts with a total value of approximately $3,281,000.
(b)	Amount less than one thousand.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $54,000, which represents 0.3% of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	All or a portion of the security is pledged as collateral for written options for the Fund.
(e)	Affiliated company (see Note § of Notes to Schedule of Investments).
(f)	Represents 7-day effective yield as of 7/31/2016.
(g)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
8/30/2016	1 H-Shares Index	Short	$164
9/8/2016	3 Nikkei 225 Index	Short	(15,148)
9/21/2016	4 U.S. Treasury Note, 10 Year	Short	2,493
9/30/2016	5 U.S. Treasury Note, 5 Year	Short	1,750
9/8/2016	1 Euro-BOBL	Long	(225)
9/8/2016	1 Euro-BTP	Long	1,184
9/8/2016	1 Euro-Bund	Long	166
9/16/2016	1 Euro-STOXX 50 Index	Long	2,369
9/16/2016	1 FTSE 100 Index	Long	2,593
9/16/2016	2 Mini MSCI Emerging Markets Index	Long	6,045
9/16/2016	2 S&P 500 E-Mini Index	Long	7,746
9/21/2016	1 Canadian Treasury Bond, 10 Year	Long	(331)
9/21/2016	1 U.S. Treasury Bond, Long	Long	(1,814)
9/28/2016	2 U.K. Long Gilt Bond	Long	2,565
9/30/2016	3 U.S. Treasury Note, 2 Year	Long	(848)
Total			$8,709

At July 31, 2016, the notional value of futures for the Fund was $2,217,464 for long positions and $(1,445,493) for short positions.

Forward foreign currency contracts (“forward contracts”)

At July 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
45,497	Australian Dollar	$32,762	Societe Generale	9/8/2016	$1,774
17,081	Australian Dollar	12,257	State Street Bank and Trust Company	9/8/2016	708
67,391	Australian Dollar	48,468	Deutsche Bank AG	9/8/2016	2,688
92,412	Australian Dollar	66,444	Royal Bank of Canada	9/8/2016	3,704
77,502	Australian Dollar	55,818	Societe Generale	9/8/2016	3,012
80,158	Australian Dollar	58,859	State Street Bank and Trust Company	9/8/2016	1,987
36,798	Australian Dollar	27,282	State Street Bank and Trust Company	9/8/2016	651
45,387	Australian Dollar	33,492	Goldman Sachs International	9/8/2016	960
35,963	Australian Dollar	26,535	Goldman Sachs International	9/8/2016	764
23,297	Australian Dollar	17,130	State Street Bank and Trust Company	9/8/2016	555
53,831	Australian Dollar	39,879	State Street Bank and Trust Company	9/8/2016	983
17,061	Australian Dollar	12,620	State Street Bank and Trust Company	9/8/2016	331
20,180	Australian Dollar	15,006	State Street Bank and Trust Company	9/8/2016	312
105,067	Australian Dollar	78,888	Societe Generale	9/8/2016	866
14,886	Canadian Dollar	11,351	State Street Bank and Trust Company	9/8/2016	53
233,829	Canadian Dollar	180,731	Deutsche Bank AG	9/8/2016	(1,601)
578,852	Canadian Dollar	447,571	Societe Generale	9/8/2016	(4,126)
21,511	Canadian Dollar	16,602	State Street Bank and Trust Company	9/8/2016	(123)
13,032	Canadian Dollar	10,243	State Street Bank and Trust Company	9/8/2016	(259)
102,468	Canadian Dollar	79,850	State Street Bank and Trust Company	9/8/2016	(1,351)
58,611	Canadian Dollar	45,405	Royal Bank of Canada	9/8/2016	(505)
30,408	Canadian Dollar	23,380	State Street Bank and Trust Company	9/8/2016	(86)
42,014	Canadian Dollar	32,470	Goldman Sachs International	9/8/2016	(284)
11,462	Canadian Dollar	8,890	State Street Bank and Trust Company	9/8/2016	(110)
28,782	Canadian Dollar	22,128	State Street Bank and Trust Company	9/8/2016	(79)
23,012	Canadian Dollar	17,646	Goldman Sachs International	9/8/2016	(17)
41,145	Canadian Dollar	31,246	State Street Bank and Trust Company	9/8/2016	274
13,032	Euro	14,585	State Street Bank and Trust Company	9/8/2016	6
10,798	Euro	12,122	Societe Generale	9/8/2016	(33)
32,039	Euro	35,929	Societe Generale	9/8/2016	(57)
42,272	Euro	47,345	Goldman Sachs International	9/8/2016	(16)
10,498	Euro	11,774	State Street Bank and Trust Company	9/8/2016	(21)
11,633	Euro	13,258	Societe Generale	9/8/2016	(233)
23,839	Euro	27,239	Societe Generale	9/8/2016	(548)
26,082	Euro	29,577	State Street Bank and Trust Company	9/8/2016	(375)
17,786	Euro	20,171	Goldman Sachs International	9/8/2016	(258)
28,336	Euro	32,238	State Street Bank and Trust Company	9/8/2016	(512)
9,701	Euro	11,021	Societe Generale	9/8/2016	(160)
14,629	Euro	16,361	State Street Bank and Trust Company	9/8/2016	19
30,185	Euro	33,517	Royal Bank of Canada	9/8/2016	279
18,060	Euro	19,902	Goldman Sachs International	9/8/2016	319
21,666	Euro	23,809	State Street Bank and Trust Company	9/8/2016	449
21,007	Euro	23,352	State Street Bank and Trust Company	9/8/2016	168
943,525	Japanese Yen	8,628	Deutsche Bank AG	9/8/2016	631
14,760,863	Japanese Yen	134,871	Royal Bank of Canada	9/8/2016	9,982
1,186,086	Japanese Yen	10,851	Societe Generale	9/8/2016	788
5,449,335	Japanese Yen	49,245	Goldman Sachs International	9/8/2016	4,231
2,083,372	Japanese Yen	19,466	Societe Generale	9/8/2016	979
3,745,756	Japanese Yen	35,127	Societe Generale	9/8/2016	1,632
866,033	Japanese Yen	8,155	State Street Bank and Trust Company	9/8/2016	344
3,308,727	Japanese Yen	31,306	State Street Bank and Trust Company	9/8/2016	1,164
2,269,979	Japanese Yen	21,845	Royal Bank of Canada	9/8/2016	432
815,953	Japanese Yen	7,828	State Street Bank and Trust Company	9/8/2016	179
997,431	Japanese Yen	9,725	Goldman Sachs International	9/8/2016	63
5,432,882	Japanese Yen	51,973	Royal Bank of Canada	9/8/2016	1,341
2,088,333	Japanese Yen	19,766	Goldman Sachs International	9/8/2016	728
1,885,336	Japanese Yen	17,828	State Street Bank and Trust Company	9/8/2016	674
22,926	New Zealand Dollar	15,303	State Street Bank and Trust Company	9/8/2016	1,226
123,955	New Zealand Dollar	83,223	Royal Bank of Canada	9/8/2016	6,145
29,888	New Zealand Dollar	20,062	Societe Generale	9/8/2016	1,486
36,969	New Zealand Dollar	24,862	State Street Bank and Trust Company	9/8/2016	1,792
11,971	New Zealand Dollar	8,311	Societe Generale	9/8/2016	319
23,320	New Zealand Dollar	16,498	State Street Bank and Trust Company	9/8/2016	315
31,597	New Zealand Dollar	22,209	Goldman Sachs International	9/8/2016	572
39,530	New Zealand Dollar	27,650	State Street Bank and Trust Company	9/8/2016	850
21,050	New Zealand Dollar	14,871	State Street Bank and Trust Company	9/8/2016	306
33,524	New Zealand Dollar	24,039	Goldman Sachs International	9/8/2016	131
24,591	New Zealand Dollar	17,515	State Street Bank and Trust Company	9/8/2016	215
46,045	New Zealand Dollar	32,310	State Street Bank and Trust Company	9/8/2016	887
65,503	New Zealand Dollar	45,622	Goldman Sachs International	9/8/2016	1,604
25,452	New Zealand Dollar	17,741	State Street Bank and Trust Company	9/8/2016	609
316,882	Norwegian Krone	37,873	Societe Generale	9/8/2016	(312)
1,346,825	Norwegian Krone	162,658	Societe Generale	9/8/2016	(3,015)
2,796,487	Norwegian Krone	334,768	State Street Bank and Trust Company	9/8/2016	(3,292)
83,929	Norwegian Krone	10,094	State Street Bank and Trust Company	9/8/2016	(146)
378,163	Norwegian Krone	46,189	State Street Bank and Trust Company	9/8/2016	(1,364)
71,885	Norwegian Krone	8,760	Goldman Sachs International	9/8/2016	(239)
87,709	Norwegian Krone	10,478	Royal Bank of Canada	9/8/2016	(82)
210,835	Norwegian Krone	25,473	State Street Bank and Trust Company	9/8/2016	(482)
146,676	Norwegian Krone	17,749	Societe Generale	9/8/2016	(363)
306,600	Norwegian Krone	36,113	State Street Bank and Trust Company	9/8/2016	230
127,563	Norwegian Krone	15,056	State Street Bank and Trust Company	9/8/2016	64
159,359	Norwegian Krone	19,151	State Street Bank and Trust Company	9/8/2016	(262)
390,036	Norwegian Krone	46,115	Societe Generale	9/8/2016	117
115,890	Norwegian Krone	13,677	State Street Bank and Trust Company	9/8/2016	59
115,824	Norwegian Krone	13,784	Royal Bank of Canada	9/8/2016	(55)
149,607	Norwegian Krone	17,850	Goldman Sachs International	9/8/2016	(116)
136,846	Norwegian Krone	16,136	Goldman Sachs International	9/8/2016	85
42,290	Pound Sterling	62,247	Societe Generale	9/8/2016	(6,244)
18,043	Pound Sterling	26,467	Societe Generale	9/8/2016	(2,573)
47,611	Pound Sterling	69,749	State Street Bank and Trust Company	9/8/2016	(6,700)
8,701	Pound Sterling	12,704	Societe Generale	9/8/2016	(1,182)
22,761	Pound Sterling	33,177	Societe Generale	9/8/2016	(3,036)
15,807	Pound Sterling	22,779	Goldman Sachs International	9/8/2016	(1,846)
9,931	Pound Sterling	14,641	Societe Generale	9/8/2016	(1,490)
11,834	Pound Sterling	15,846	State Street Bank and Trust Company	9/8/2016	(175)
6,652	Pound Sterling	8,966	Goldman Sachs International	9/8/2016	(157)
8,879	Pound Sterling	11,580	Societe Generale	9/8/2016	178
12,816	Pound Sterling	17,029	Royal Bank of Canada	9/8/2016	(58)
17,054	Pound Sterling	22,721	Goldman Sachs International	9/8/2016	(138)
27,347	Pound Sterling	36,118	State Street Bank and Trust Company	9/8/2016	96
121,499	Swedish Krona	14,642	Societe Generale	9/8/2016	(418)
721,819	Swedish Krona	87,447	Royal Bank of Canada	9/8/2016	(2,942)
988,501	Swedish Krona	119,331	Goldman Sachs International	9/8/2016	(3,606)
559,442	Swedish Krona	67,565	State Street Bank and Trust Company	9/8/2016	(2,071)
63,710	Swedish Krona	7,866	Societe Generale	9/8/2016	(407)
254,931	Swedish Krona	31,199	State Street Bank and Trust Company	9/8/2016	(1,353)
612,478	Swedish Krona	74,536	Goldman Sachs International	9/8/2016	(2,832)
156,749	Swedish Krona	18,879	Royal Bank of Canada	9/8/2016	(528)
321,711	Swedish Krona	39,267	Societe Generale	9/8/2016	(1,604)
136,179	Swedish Krona	16,008	State Street Bank and Trust Company	9/8/2016	(66)
240,999	Swedish Krona	28,626	State Street Bank and Trust Company	9/8/2016	(412)
470,860	Swedish Krona	55,183	Societe Generale	9/8/2016	(58)
148,008	Swedish Krona	17,337	State Street Bank and Trust Company	9/8/2016	(10)
237,944	Swedish Krona	28,012	State Street Bank and Trust Company	9/8/2016	(156)
119,721	Swedish Krona	13,936	Goldman Sachs International	9/8/2016	80
21,836	Swiss Franc	22,135	State Street Bank and Trust Company	9/8/2016	438
22,301	Swiss Franc	22,637	Royal Bank of Canada	9/8/2016	417
47,835	Swiss Franc	48,521	Societe Generale	9/8/2016	929
156,378	Swiss Franc	158,844	State Street Bank and Trust Company	9/8/2016	2,813
49,957	Swiss Franc	50,736	Goldman Sachs International	9/8/2016	907
33,559	Swiss Franc	35,082	Societe Generale	9/8/2016	(390)
18,940	Swiss Franc	19,775	State Street Bank and Trust Company	9/8/2016	(195)
40,257	Swiss Franc	42,031	State Street Bank and Trust Company	9/8/2016	(415)
25,647	Swiss Franc	26,757	Goldman Sachs International	9/8/2016	(244)
34,721	Swiss Franc	36,138	Goldman Sachs International	9/8/2016	(244)
25,358	Swiss Franc	26,396	State Street Bank and Trust Company	9/8/2016	(182)
24,442	Swiss Franc	25,197	State Street Bank and Trust Company	9/8/2016	70
27,931	Swiss Franc	28,314	State Street Bank and Trust Company	9/8/2016	560
Total					$5,316

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
152,526	Australian Dollar	$110,405	Goldman Sachs International	9/8/2016	$(5,375)
22,527	Australian Dollar	16,738	Goldman Sachs International	9/8/2016	(362)
60,188	Australian Dollar	45,843	Goldman Sachs International	9/8/2016	156
67,658	Australian Dollar	50,597	Goldman Sachs International	9/8/2016	(761)
13,670	Australian Dollar	10,069	Royal Bank of Canada	9/8/2016	(307)
49,689	Australian Dollar	37,798	Royal Bank of Canada	9/8/2016	80
17,460	Australian Dollar	12,463	Societe Generale	9/8/2016	(791)
18,789	Australian Dollar	13,959	Societe Generale	9/8/2016	(303)
10,672	Australian Dollar	7,946	Societe Generale	9/8/2016	(155)
23,536	Australian Dollar	17,580	Societe Generale	9/8/2016	(286)
46,776	Australian Dollar	35,082	Societe Generale	9/8/2016	(425)
295,568	Australian Dollar	213,518	State Street Bank and Trust Company	9/8/2016	(10,842)
16,416	Australian Dollar	12,040	State Street Bank and Trust Company	9/8/2016	(421)
10,823	Australian Dollar	8,057	State Street Bank and Trust Company	9/8/2016	(159)
46,274	Australian Dollar	34,650	State Street Bank and Trust Company	9/8/2016	(476)
76,128	Australian Dollar	57,948	State Street Bank and Trust Company	9/8/2016	161
59,383	Australian Dollar	44,562	State Street Bank and Trust Company	9/8/2016	(514)
230,283	Canadian Dollar	176,680	Goldman Sachs International	9/8/2016	266
58,206	Canadian Dollar	45,661	Goldman Sachs International	9/8/2016	1,071
476,516	Canadian Dollar	367,140	Royal Bank of Canada	9/8/2016	2,092
34,796	Canadian Dollar	26,701	Royal Bank of Canada	9/8/2016	45
19,002	Canadian Dollar	14,443	Societe Generale	9/8/2016	(114)
68,024	Canadian Dollar	52,160	Societe Generale	9/8/2016	48
90,123	Canadian Dollar	70,498	Societe Generale	9/8/2016	1,457
51,710	Canadian Dollar	40,773	Societe Generale	9/8/2016	1,159
29,294	Canadian Dollar	22,929	Societe Generale	9/8/2016	488
139,389	Canadian Dollar	106,861	State Street Bank and Trust Company	9/8/2016	78
34,161	Canadian Dollar	26,261	State Street Bank and Trust Company	9/8/2016	91
21,543	Canadian Dollar	16,725	State Street Bank and Trust Company	9/8/2016	222
12,710	Euro	14,258	Deutsche Bank AG	9/8/2016	28
7,309	Euro	8,262	Goldman Sachs International	9/8/2016	79
26,663	Euro	29,731	Goldman Sachs International	9/8/2016	(122)
8,676	Euro	9,602	Goldman Sachs International	9/8/2016	(112)
11,007	Euro	12,251	Goldman Sachs International	9/8/2016	(73)
41,328	Euro	46,375	Royal Bank of Canada	9/8/2016	103
16,715	Euro	18,880	Royal Bank of Canada	9/8/2016	166
9,504	Euro	10,662	Societe Generale	9/8/2016	21
34,076	Euro	37,838	Societe Generale	9/8/2016	(315)
20,713	Euro	22,839	Societe Generale	9/8/2016	(352)
37,760	Euro	42,300	State Street Bank and Trust Company	9/8/2016	23
30,915	Euro	35,215	State Street Bank and Trust Company	9/8/2016	602
18,421	Euro	20,950	State Street Bank and Trust Company	9/8/2016	326
27,986	Euro	31,468	State Street Bank and Trust Company	9/8/2016	134
35,297	Euro	39,045	State Street Bank and Trust Company	9/8/2016	(475)
13,959	Euro	15,473	State Street Bank and Trust Company	9/8/2016	(156)
23,727	Euro	26,313	State Street Bank and Trust Company	9/8/2016	(252)
3,544,474	Japanese Yen	33,272	Goldman Sachs International	9/8/2016	(1,512)
6,959,022	Japanese Yen	65,538	Goldman Sachs International	9/8/2016	(2,754)
4,413,881	Japanese Yen	40,405	Societe Generale	9/8/2016	(2,910)
23,438,377	Japanese Yen	213,748	Societe Generale	9/8/2016	(16,260)
832,460	Japanese Yen	8,236	Societe Generale	9/8/2016	66
6,404,744	Japanese Yen	57,859	State Street Bank and Trust Company	9/8/2016	(4,993)
6,433,530	Japanese Yen	60,208	State Street Bank and Trust Company	9/8/2016	(2,926)
1,264,852	Japanese Yen	12,460	State Street Bank and Trust Company	9/8/2016	47
1,449,330	Japanese Yen	14,145	State Street Bank and Trust Company	9/8/2016	(78)
2,977,658	Japanese Yen	28,108	State Street Bank and Trust Company	9/8/2016	(1,113)
105,958	New Zealand Dollar	71,055	Deutsche Bank AG	9/8/2016	(5,338)
30,764	New Zealand Dollar	20,673	Goldman Sachs International	9/8/2016	(1,507)
68,454	New Zealand Dollar	48,286	Goldman Sachs International	9/8/2016	(1,067)
35,968	New Zealand Dollar	25,253	Royal Bank of Canada	9/8/2016	(679)
27,884	New Zealand Dollar	20,266	Royal Bank of Canada	9/8/2016	162
341,368	New Zealand Dollar	228,990	Societe Generale	9/8/2016	(17,128)
16,534	New Zealand Dollar	11,527	Societe Generale	9/8/2016	(393)
20,789	New Zealand Dollar	14,792	Societe Generale	9/8/2016	(197)
41,619	New Zealand Dollar	29,942	Societe Generale	9/8/2016	(64)
49,260	New Zealand Dollar	34,681	Societe Generale	9/8/2016	(834)
17,670	New Zealand Dollar	12,191	State Street Bank and Trust Company	9/8/2016	(548)
84,764	New Zealand Dollar	58,459	State Street Bank and Trust Company	9/8/2016	(2,654)
34,676	New Zealand Dollar	24,589	State Street Bank and Trust Company	9/8/2016	(411)
35,935	New Zealand Dollar	25,816	State Street Bank and Trust Company	9/8/2016	(93)
378,210	Norwegian Krone	45,781	Deutsche Bank AG	9/8/2016	951
239,225	Norwegian Krone	28,629	Goldman Sachs International	9/8/2016	273
284,073	Norwegian Krone	34,428	Goldman Sachs International	9/8/2016	756
98,722	Norwegian Krone	11,800	Goldman Sachs International	9/8/2016	98
119,481	Norwegian Krone	14,429	Royal Bank of Canada	9/8/2016	267
465,840	Norwegian Krone	56,082	Societe Generale	9/8/2016	865
153,964	Norwegian Krone	19,036	Societe Generale	9/8/2016	786
75,653	Norwegian Krone	9,080	State Street Bank and Trust Company	9/8/2016	113
221,059	Norwegian Krone	26,598	State Street Bank and Trust Company	9/8/2016	395
197,983	Norwegian Krone	24,247	State Street Bank and Trust Company	9/8/2016	779
506,342	Norwegian Krone	61,921	State Street Bank and Trust Company	9/8/2016	1,903
65,862	Norwegian Krone	7,896	State Street Bank and Trust Company	9/8/2016	89
231,142	Norwegian Krone	27,338	State Street Bank and Trust Company	9/8/2016	(60)
626,172	Norwegian Krone	73,229	State Street Bank and Trust Company	9/8/2016	(993)
31,214	Pound Sterling	45,908	Deutsche Bank AG	9/8/2016	4,573
15,463	Pound Sterling	22,631	Goldman Sachs International	9/8/2016	2,155
13,280	Pound Sterling	18,804	Goldman Sachs International	9/8/2016	1,218
19,062	Pound Sterling	25,202	Goldman Sachs International	9/8/2016	(41)
9,292	Pound Sterling	13,641	Royal Bank of Canada	9/8/2016	1,336
52,879	Pound Sterling	74,888	State Street Bank and Trust Company	9/8/2016	4,863
10,119	Pound Sterling	14,827	State Street Bank and Trust Company	9/8/2016	1,427
6,598	Pound Sterling	8,768	State Street Bank and Trust Company	9/8/2016	30
11,806	Pound Sterling	15,576	State Street Bank and Trust Company	9/8/2016	(58)
12,723	Pound Sterling	16,668	State Street Bank and Trust Company	9/8/2016	(181)
423,655	Swedish Krona	51,304	Deutsche Bank AG	9/8/2016	1,706
918,529	Swedish Krona	111,074	Societe Generale	9/8/2016	3,541
272,989	Swedish Krona	33,047	Societe Generale	9/8/2016	1,087
361,437	Swedish Krona	44,765	Societe Generale	9/8/2016	2,451
68,331	Swedish Krona	8,255	State Street Bank and Trust Company	9/8/2016	256
395,335	Swedish Krona	48,727	State Street Bank and Trust Company	9/8/2016	2,445
335,426	Swedish Krona	41,302	State Street Bank and Trust Company	9/8/2016	2,033
165,275	Swedish Krona	19,977	State Street Bank and Trust Company	9/8/2016	628
235,955	Swedish Krona	28,701	State Street Bank and Trust Company	9/8/2016	1,078
68,602	Swedish Krona	8,082	State Street Bank and Trust Company	9/8/2016	51
194,079	Swedish Krona	22,712	State Street Bank and Trust Company	9/8/2016	(9)
7,916	Swiss Franc	8,024	Deutsche Bank AG	9/8/2016	(160)
20,671	Swiss Franc	21,203	Goldman Sachs International	9/8/2016	(166)
43,807	Swiss Franc	44,800	Goldman Sachs International	9/8/2016	(486)
10,329	Swiss Franc	10,468	Goldman Sachs International	9/8/2016	(210)
29,061	Swiss Franc	29,587	Royal Bank of Canada	9/8/2016	(455)
26,778	Swiss Franc	27,113	Societe Generale	9/8/2016	(569)
554,932	Swiss Franc	563,051	Societe Generale	9/8/2016	(10,615)
31,571	Swiss Franc	33,062	Societe Generale	9/8/2016	425
9,527	Swiss Franc	9,800	State Street Bank and Trust Company	9/8/2016	(48)
12,165	Swiss Franc	12,732	State Street Bank and Trust Company	9/8/2016	157
18,548	Swiss Franc	18,963	State Street Bank and Trust Company	9/8/2016	(211)
31,467	Swiss Franc	32,486	State Street Bank and Trust Company	9/8/2016	(43)
10,863	Swiss Franc	11,098	State Street Bank and Trust Company	9/8/2016	(132)
10,051	Swiss Franc	10,257	State Street Bank and Trust Company	9/8/2016	(133)
Total					$(53,271)

Written option contracts (“options written”)

At July 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
S&P 500 Mini Index, Call	9	220	August 2016	$(162)
S&P 500 Mini Index, Call	5	220	August 2016	(222)
S&P 500 Mini Index, Call	10	221	August 2016	(440)
S&P 500 Mini Index, Call	1	222	August 2016	(20)
S&P 500 Mini Index, Call	6	222.5	August 2016	(177)
S&P 500 Mini Index, Put	9	211	August 2016	(0)(a)
S&P 500 Mini Index, Put	4	211	August 2016	(114)
S&P 500 Mini Index, Put	10	212	August 2016	(685)
S&P 500 Mini Index, Put	5	212.5	August 2016	(548)
S&P 500 Mini Index, Put	4	213	August 2016	(458)
Total				(2,826)

(a)	Security fair valued as of 7/31/2016 in accordance with procedures approved by the Fund’s Board of Trustees (“Board”).

At July 31, 2016, the Fund had deposited $94,363 in a segregated account to cover requirements on options written.

Schedule of Investments Multi-Asset Income Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Auto Components	$7	$0(b)	$—	$7
Other Common Stocks(a)	6,049	—	—	6,049
Total Common Stocks	6,056	0(b)	—	6,056
Convertible Preferred Stocks(a)	50	—	—	50
Preferred Stocks(a)	244	—	—	244
Convertible Bonds(a)	—	53	—	53
U.S. Treasury Obligations	—	2,114	—	2,114
U.S. Government Agency Securities	—	333	—	333
Exchange Traded Funds	1,431	—	—	1,431
Master Limited Partnerships(a)	496	—	—	496
Mutual Funds	—	6,047	—	6,047
Short-Term Investment	—	238	—	238
Total Investments	$8,277	$8,785	$—	$17,062

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	Amount less than one thousand.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another.  Based on beginning of period market values as of November 1, 2015, $245,872 was transferred from Level 2 to Level 1.  Interactive provided adjusted prices for these securities as of October 31, 2015, as stated in the description of the valuation methods of foreign equity securities in footnote.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$27	$—	$—	$27
Liabilities	(18)	—	—	(18)
Forward contracts(a)
Assets	—	115	—	115
Liabilities	—	(163)	—	(163)
Options written
Liabilities	(3)	—	—	(3)
Total	$6	$(48)	$—	$(42)

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(1):

	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2016	Value July 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Multi-Asset Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	182,438	18,005	45,718	154,725	$1,375,206	$57,815	$(48,072)
Neuberger Berman Floating Rate Income Fund Institutional Class	193,562	95,562	108,524	180,600	1,774,175	38,191	(67,444)
Neuberger Berman Global Long Short Fund Institutional Class	43,732	385	44,117	0	0	3,918	(81,348)
Neuberger Berman High Income Bond Fund Institutional Class	272,506	99,050	99,068	272,488	2,338,444	116,418	(18,644)
Neuberger Berman Long Short Credit Fund Institutional Class	45,159	14,166	-	59,325	558,825	7,295	-
Total					$6,046,650	$223,637	$(215,508)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) 7/31/16

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Asset-Backed Securities (17.0%)
$276	Ally Auto Receivables Trust, Ser. 2015-1, Class A2, 0.92%, due 2/15/18	$276
565	Ally Auto Receivables Trust, Ser. 2016-3, Class A2, 1.19%, due 12/17/18	566
875	Ally Auto Receivables Trust, Ser. 2016-1, Class A3, 1.47%, due 4/15/20	879
375	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.75%, due 9/16/19	375	(a)
1,230	BMW Vehicle Owner Trust, Ser. 2016-A, Class A2A, 0.99%, due 5/25/19	1,230
990	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.56%, due 12/16/19	990	(a)
2,100	Chase Issuance Trust, Ser. 2015-A1, Class A1, 0.80%, due 2/18/20	2,102	(a)
445	Citibank Credit Card Issuance Trust, Ser. 2013-A2, Class A2, 0.77%, due 5/26/20	445	(a)
37	Ford Credit Auto Owner Trust, Ser. 2013-C, Class A3, 0.82%, due 12/15/17	37
635	Honda Auto Receivables Owner Trust, Ser. 2016-1, Class A2, 1.01%, due 6/18/18	635
685	Honda Auto Receivables Owner Trust, Ser. 2016-2, Class A2, 1.13%, due 9/15/18	686
128	Huntington Auto Trust, Ser. 2015-1, Class A2, 0.76%, due 10/16/17	128
28	Hyundai Auto Receivables Trust, Ser. 2015-A, Class A2, 0.68%, due 10/16/17	28
420	Hyundai Auto Receivables Trust, Ser. 2016-A, Class A2A, 1.21%, due 6/17/19	421
123	Navient Student Loan Trust, Ser. 2014-8, Class A1, 0.77%, due 8/25/20	123	(a)
1,425	Navient Student Loan Trust, Ser. 2016-3A, Class A1, 1.09%, due 6/25/65	1,427	(a)(b)
329	Nissan Auto Receivables Owner Trust, Ser. 2015-A, Class A2, 0.67%, due 9/15/17	329
101	Nissan Auto Receivables Owner Trust, Ser. 2013-B, Class A3, 0.84%, due 11/15/17	101
300	Nissan Auto Receivables Owner Trust, Ser. 2016-B, Class A2A, 1.05%, due 4/15/19	300
590	Penarth Master Issuer PLC, Ser. 2015-2A, Class A1, 0.88%, due 5/18/19	588	(a)(b)
114	SLM Student Loan Trust, Ser. 2005-9, Class A5, 0.83%, due 1/27/25	114	(a)
136	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A2, 0.71%, due 7/17/17	136
495	Toyota Auto Receivables Owner Trust, Ser. 2016-A, Class A2A, 1.03%, due 7/16/18	495
350	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	350
591	USAA Auto Owner Trust, Ser. 2015-1, Class A2, 0.82%, due 3/15/18	591
	Total Asset-Backed Securities (Cost $13,346)	13,352

Corporate Bonds (51.9%)

Aerospace & Defense (1.7%)
570	Lockheed Martin Corp., Senior Unsecured Notes, 2.13%, due 9/15/16	571
805	Rockwell Collins, Inc., Senior Unsecured Notes, 1.00%, due 12/15/16	805	(a)
		1,376
Auto Manufacturers (4.3%)
1,155	American Honda Finance Corp., Senior Unsecured Notes, 1.16%, due 10/7/16	1,156	(a)
1,100	Daimler Finance N.A. LLC, Guaranteed Notes, 1.10%, due 8/1/17	1,098	(a)(b)
335	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.45%, due 2/19/19	338	(a)
785	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.04%, due 4/6/18	785	(a)
		3,377
Banks (13.7%)
960	Bank of America N.A., Senior Unsecured Notes, 1.10%, due 11/14/16	961	(a)
1,000	Citigroup, Inc., Senior Unsecured Notes, 1.54%, due 12/7/18	1,003	(a)
1,110	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 10/1/16	1,119
1,605	JPMorgan Chase & Co., Senior Unsecured Notes, 1.15%, due 2/15/17	1,607	(a)
530	Mizuho Bank Ltd., Guaranteed Notes, 1.12%, due 4/16/17	530	(a)(b)
825	Morgan Stanley, Senior Unsecured Medium-Term Notes, 5.75%, due 10/18/16	833
935	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.12%, due 9/9/16	936	(a)
450	Svenska Handelsbanken AB, Senior Unsecured Notes, 1.11%, due 9/23/16	450	(a)
920	U.S. Bank N.A., Senior Unsecured Bank Notes, 0.98%, due 1/30/17	920	(a)
675	UBS AG/Stamford CT, Senior Unsecured Global Medium-Term Notes, 1.14%, due 9/26/16	675	(a)
1,740	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.92%, due 9/8/17	1,738	(a)
		10,772
Beverages (1.0%)
494	Anheuser-Busch Cos., LLC, Guaranteed Unsecured Notes, 5.05%, due 10/15/16	498
300	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes , 0.92%, due 1/27/17	300	(a)
		798
Commercial Services (1.3%)
1,005	ERAC USA Finance LLC, Guaranteed Notes, 6.20%, due 11/1/16	1,018	(b)(c)

Computers (1.1%)
900	Apple, Inc., Senior Unsecured Notes, 1.47%, due 2/22/19	913	(a)

Cosmetics - Personal Care (1.0%)
790	Procter & Gamble Co., Senior Unsecured Notes, 0.72%, due 11/4/16	790	(a)

Electric (3.2%)
600	Commonwealth Edison Co., First Mortgage, 5.95%, due 8/15/16	601
790	Duke Energy Progress LLC, First Mortgage, 0.84%, due 11/20/17	788	(a)
460	Electricite de France, Senior Unsecured Notes, 1.16%, due 1/20/17	460	(a)(b)
700	Southern Co., Senior Unsecured Notes, 1.95%, due 9/1/16	701
		2,550
Finance (0.8%)
600	American Express Credit Corp., Senior Unsecured Medium-Term Notes, 1.41%, due 11/5/18	604	(a)

Health Care (0.6%)
495	Aetna, Inc., Senior Unsecured Notes, 1.31%, due 12/8/17	496	(a)

Healthcare - Products (1.9%)
1,470	Medtronic, Inc., Guaranteed Notes, 0.76%, due 2/27/17	1,469	(a)

Healthcare - Services (0.5%)
370	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.13%, due 1/17/17	370	(a)

Insurance (1.5%)
470	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.34%, due 3/15/19	474	(a)
705	Berkshire Hathaway, Inc., Senior Unsecured Notes, 2.20%, due 8/15/16	705
		1,179
Machinery - Construction & Mining (1.4%)
1,100	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.88%, due 11/20/17	1,101	(a)

Machinery Diversified (0.3%)
210	John Deere Capital Corp., Senior Unsecured Notes, 0.95%, due 10/11/16	210	(a)

Media (2.1%)
625	Comcast Corp., Guaranteed Notes, 6.50%, due 1/15/17	641
625	Walt Disney Co., Senior Unsecured Medium-Term Notes , Ser. C, 5.63%, due 9/15/16	629
400	Walt Disney Co., Senior Unsecured Notes, 1.35%, due 8/16/16	400
		1,670
Mining (0.9%)
690	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.88%, due 9/30/16	690	(a)

Oil & Gas (4.1%)
535	BP Capital Markets PLC, Guaranteed Notes, 1.05%, due 11/7/16	536	(a)
1,350	Chevron Corp., Senior Unsecured Notes, 0.86%, due 3/2/18	1,345	(a)
530	Exxon Mobil Corp., Senior Unsecured Notes, 1.27%, due 2/28/18	534	(a)
810	Shell Int'l Finance BV, Guaranteed Notes, 0.95%, due 5/10/17	811	(a)
		3,226
Pharmaceuticals (1.9%)
335	Bayer US Finance LLC, Guaranteed Notes, 0.91%, due 10/7/16	335	(a)(b)
305	Johnson & Johnson, Senior Unsecured Notes, 0.94%, due 3/1/19	306	(a)
825	Teva Pharmaceutical Finance Co. BV, Guaranteed Notes, 2.40%, due 11/10/16	829
		1,470
Real Estate Investment Trusts (1.1%)
837	Simon Property Group L.P., Senior Unsecured Notes, 5.25%, due 12/1/16	840

Retail (1.7%)
630	CVS Health Corp., Senior Unsecured Notes, 1.20%, due 12/5/16	631
750	Home Depot, Inc., Senior Unsecured Notes, 1.02%, due 9/15/17	752	(a)
		1,383
Software (1.0%)
825	Oracle Corp., Senior Unsecured Notes, 0.86%, due 7/7/17	826	(a)

Telecommunications (4.8%)
1,100	AT&T, Inc., Senior Unsecured Notes, 2.40%, due 8/15/16	1,101
1,450	Cisco Systems, Inc., Senior Unsecured Notes, 0.96%, due 3/3/17	1,452	(a)
1,230	Verizon Communications, Inc., Senior Unsecured Notes, 2.18%, due 9/15/16	1,232	(a)
		3,785
	Total Corporate Bonds (Cost $40,892)	40,913

Short-Term Investments (30.2%)

NUMBER OF SHARES

U.S. Treasury Obligations (15.9%)
2,500	U.S. Treasury Bill, Disc. Notes, 0.02%, due 8/4/16	2,500	(d)
4,000	U.S. Treasury Bill, Disc. Notes, 0.22%, due 10/6/16	3,998	(d)
6,000	U.S. Treasury Bill, Disc. Notes, 0.28%, due 10/20/16	5,997	(d)
		12,495
Money Market Fund (14.3%)
11,302	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25%	11,302	(e)(f)(g)

	Total Short-Term Investments (Cost $23,796)	23,797

	Total Investments (99.1%) (Cost $78,034)	78,062	##

	Other Assets Less Liabilities (0.9%)	731	(h)

	Net Assets (100.0%)	$78,793

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 7/31/2016, these securities amounted to approximately $5,456,000, which represents 6.9% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(d)	Rate shown was the discount rate at the date of purchase.
(e)	All or a portion represents positions held by the Neuberger Berman Cayman Commodity Fund I Ltd. (the “Subsidiary”).
(f)	Represents 7-day effective yield as of 7/31/2016.
(g)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of approximately $6,380,000.
(h)	Includes the impact of the Fund's open positions in derivatives at 7/31/2016.

See Notes to Schedule of Investments

Schedule of Investments Risk Balanced Commodity Strategy Fund a
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2016, open positions in futures(1) for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
9/19/2016	72 Lead	Long	$206,586
9/19/2016	52 Nickel	Long	673,452
9/19/2016	41 Primary Aluminum	Long	72,498
9/19/2016	64 Zinc	Long	535,200
10/20/2016	101 WTI Crude Oil	Long	93,967
10/27/2016	19 Feeder Cattle	Long	(2,662)
10/27/2016	72 Natural Gas	Long	25,266
10/27/2016	74 Platinum	Long	597,403
10/31/2016	105 Brent Crude Oil	Long	91,727
10/31/2016	94 New York Habor RBOB Gasoline	Long	130,005
10/31/2016	82 New York Harbor ULSD	Long	60,510
11/10/2016	60 ICE Gasoil	Long	9,956
11/14/2016	65 Lead	Long	42,836
11/14/2016	45 Nickel	Long	36,293
11/14/2016	38 Primary Aluminum	Long	17,442
11/14/2016	44 Soybeans	Long	(110,083)
11/14/2016	51 Zinc	Long	35,203
12/7/2016	53 Cotton No. 2	Long	267,032
12/14/2016	52 Cocoa	Long	(7,146)
12/14/2016	338 Corn	Long	(1,105,778)
12/14/2016	114 Hard Red Winter Wheat	Long	(324,145)
12/14/2016	113 Lean Hogs	Long	(36,381)
12/14/2016	84 Soybean Meal	Long	(242,045)
12/14/2016	65 Soybean Oil	Long	(22,900)
12/14/2016	111 Wheat	Long	(367,562)
12/19/2016	17 Coffee 'C'	Long	32,831
12/28/2016	44 Gold 100 Oz.	Long	570,761
12/28/2016	64 High Grade Copper	Long	28,647
12/28/2016	30 Silver	Long	608,080
12/30/2016	44 Live Cattle	Long	796
2/28/2017	63 Sugar 11	Long	17,640
9/19/2016	72 Lead	Short	(51,101)
9/19/2016	41 Primary Aluminum	Short	(22,437)
9/19/2016	52 Primary Nickel	Short	(43,549)
9/19/2016	64 Zinc	Short	(65,399)
			$1,752,943

(1)  Commodity futures are held by the Subsidiary, a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

At July 31, 2016, the notional value of futures was $90,626,165 for long positions and $(11,853,674) for short positions. The Fund had deposited $4,916,959 in a segregated account to cover margin requirements on open futures.

As of July 31, 2016, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$13,016,883	16.5%

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$13,352	$—	$13,352
Corporate Bonds(a)	—	40,913	—	40,913
Short-Term Investments	—	23,797	—	23,797
Total Investments	$—	$78,062	$—	$78,062

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2016:
Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$4,154	$—	$—	$4,154
Liabilities	(2,401)	—	—	(2,401)
Total	$1,753	$—	$—	$1,753

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

July 31, 2016
Notes to Schedule of InvestmentsB (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”), Neuberger Berman Inflation Managed Fund (“Inflation Managed”), Neuberger Berman Long Short Fund (“Long Short”), Neuberger Berman Long Short Credit Fund (“Long Short Credit”), Neuberger Berman Multi-Asset Income Fund (“Multi-Asset Income”) and Neuberger Berman Risk Balanced Commodity Strategy Fund (“Risk Balanced Commodity Strategy”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“NBIA” or “Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, convertible preferred stocks, exchange traded funds, preferred stock, master limited partnerships, exchange traded purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
B Consolidated Notes to Schedule of Investments for Risk Balanced Commodity Strategy Fund.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of equity swaps, total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (Level 2 inputs).

Option contracts that are traded OTC are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
##   As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

(000’s omitted)	Federal Income Tax Cost of Investments	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Select	$24,142	$1,760	$80	$1,680
Global Allocation	24,005	976	522	454
Inflation Managed	8,814	417	654	(237)
Long Short	2,402,676	338,145	62,252	275,893
Long Short Credit	31,519	375	355	20
Multi-Asset Income	16,727	789	454	335
Risk Balanced Commodity Strategy	78,034	47	19	28

Subsequent Events:
In June 2016, the Board approved a plan of liquidation for Inflation Managed. Management expects the liquidation to occur on or about October 14, 2016.  In August 2016, the Board approved a plan of liquidation for Flexible Select. Management expects the liquidation to occur on or about October 3, 2016. Management has determined that there are no other subsequent events that would need to be disclosed.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 29, 2016